                                  SMITH BARNEY
                                   ALLOCATION
                                     SERIES

                       SEMI-ANNUAL REPORT | JULY 31, 2000

GLOBAL PORTFOLIO
HIGH GROWTH PORTFOLIO
GROWTH PORTFOLIO
BALANCED PORTFOLIO
CONSERVATIVE PORTFOLIO
INCOME PORTFOLIO

                                                          [LOGO OF SMITH BARNEY]

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            NOT FDIC INSURED . NOT BANK GUARANTEED . MAY LOSE VALUE
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

Table of Contents

Letter to Shareholders ....................................................... 1

Smith Barney Allocation Series Portfolios

     Global Portfolio ........................................................ 6

     High Growth Portfolio ...................................................11

     Growth Portfolio ........................................................16

     Balanced Portfolio ......................................................21

     Conservative Portfolio ..................................................27

     Income Portfolio ........................................................33

Schedules of Investments .....................................................38

Statements of Assets and Liabilities .........................................44

Statements of Operations .....................................................45

Statements of Changes in Net Assets ..........................................46

Notes to Financial Statements ................................................48

Financial Highlights .........................................................53

Directors and Officers .......................................................72

Dear Shareholders:

[PHOTO]

Heath B. McLendon
Chairman
Smith Barney Allocation Series

We are pleased to present the semi-annual report for the Smith Barney Allocation Series Inc. (formerly known as the Smith Barney Concert Allocation Series) -- Global, High Growth, Growth, Balanced, Conservative and Income Portfolios ("Portfolios") for the period ended July 31, 2000. Please note that this report has been prepared for the information of shareholders of the Smith Barney Allocation Series and is not authorized for use unless preceded or accompanied by a current prospectus. The prospectus includes information regarding the Portfolios' sales charges, expenses, objectives, policies, management, performance and other information. Please read it carefully before you invest or send money.

One theme we have stressed to shareholders since we introduced the Portfolios is that successful investing requires discipline and patience. Investors should maintain a long-term perspective and develop a broadly diversified portfolio made up of different investments. Because no two investors are alike, each has different short- and long-term investment goals, tolerances for risk and investment time horizons. In volatile markets, a commitment to a disciplined plan is, in our view, a prudent course of action.

With economic growth robust, interest rates stable and inflationary pressures apparently in check, many investors may not feel compelled to alter their portfolio mixes. Yet, when times are good, it may make sense for investors to contact their investment professional and re-examine their current asset allocation to see if it still meets their age, tolerance for risk and investment time horizon.

Our mission in creating the Smith Barney Allocation Series has remained the same: to maximize reward potential and minimize risk through diversification by investing in a wide range of asset classes and investment styles. As you know, unlike ordinary mutual funds, the Portfolios do not invest directly in stocks, bonds or other securities. Instead, they invest in carefully selected groups of Smith Barney Mutual Funds that work to achieve the investment objective of each respective Portfolio.

By design, an investment in a particular Portfolio is likely to be less volatile than an investment in a single asset type, a particular mutual fund or a specific financial market. With respect to investment returns, the performance of each Portfolio is designed to rank somewhere in the middle of the asset classes in which it invests, performing below the best markets but better than the worst ones.

The chart below shows the performance of the six Portfolios' Class A shares without and with sales charges for the period under review. The performance and current holdings of each Portfolio are discussed in greater detail on the following pages. Additional performance information for the six Portfolios can be found on pages 8 through 37.

The Performance of Smith Barney Allocation Series Portfolios

Class A Share Total Returns for the Six Months Ended 7/31/00

                                  Class A without          Class A with
                                  sales charges*           sales charges**
                                  ---------------          ----------------
Global Portfolio                     (4.99)%                   (9.75)%
High Growth Portfolio                 1.52                     (3.53)
Growth Portfolio                      0.75                     (4.31)
Balanced Portfolio                    4.56                     (0.65)
Conservative Portfolio                4.22                     (0.47)
Income Portfolio                      3.46                     (1.19)

Special Shareholder Notice
On June 13, 2000, the Board of Directors of Smith Barney Allocation Series approved management's decision to rename the Smith Barney Concert Allocation Series, the Smith Barney Allocation Series. Please note that this name change, effective September 11, 2000, represents no change to any Portfolio's investment objective, policies or management, but rather, reflects a change in brand name only.

The U.S. Markets
During the period, the U.S. stock market exhibited plenty of volatility, but little upward progress. After peaking in March, many stocks then gave up their gains and ended up largely unchanged from the beginning of the period. Large capitalization stocks, as measured by the Standard & Poor's 500 Composite Stock Index ("S&P 500 Index"),1 were up 3.2% for the period. The over-the-counter market, a mix of technology and smaller stocks, declined 4.4% as measured by the Nasdaq Composite Index2 for the same period. The mediocre performance of the stock market occurred despite strong corporate earnings, which historically tend to support higher stock prices. We think that the historic rise in the price of many shares during the last six months has discounted some of this good news.

---------

* All total return information represents past performance, which is not indicative of future results. The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. The shorter the time period of your investment, the greater the possibility of loss. Portfolio shares are not deposits or obligations of, or insured or guaranteed by, the U.S. government, any financial institution, the Federal Deposit Insurance Corporation, or any other agency, entity, or person. These total return figures assume reinvestment for all dividends, but do not reflect the deduction of a sales charge for each Portfolio's Class A shares.

** These total return figures assume reinvestment for all dividends and reflect the deduction of the maximum front-end sales charge for each Portfolio's Class A shares: 5.00% for the Global, High Growth, Growth and Balanced Portfolios and 4.50% for the Conservative and Income Portfolios.

1 The S&P 500 Index is a market capitalization-weighted measure of 500 widely held common stocks. An investor cannot invest directly in an index.

2 The Nasdaq Composite Index is a market value-weighted index that measures all domestic and non-U.S. based securities listed on the NASDAQ stock market. An investor cannot invest directly in an index.

                       The Benefits of Long-Term Investing
Growth of $10,000 Invested in the Standard & Poor's 500 Composite Stock Index,
               Salomon Smith Barney World Government Bond Index,
  Lehman Brothers Government/Corporate Bond Index and Morgan Stanley Capital
                           International EAFE Index
                        (July 31, 1990 - July 31, 2000)
                                  (unaudited)

                                    [GRAPH]

              Standard &     Salomon Smith                   Lehman Brothers
              Poor's 500      Barney World         MSCI         Government/
              Composite        Government          EAFE          Corporate
             Stock Index       Bond Index         Index         Bond Index
7/90            10,000           10,000           10,000           10,000
1/91             9,839           10,583            8,866           10,561
1/92            12,068           11,764            9,425           11,948
1/93            13,342           12,931            8,457           13,331
1/94            15,056           14,321           12,160           14,704
1/95            15,135           13,967           11,620           14,247
1/96            20,980           16,420           13,494           16,772
1/97            26,503           17,832           13,753           17,172
1/98            33,634           18,849           15,169           19,091
1/99            44,565           20,870           17,355           20,756
1/00            49,170           20,950           20,695           20,160
7/00            50,743           22,019           20,312           21,231

The Standard & Poor's 500 Composite Stock Index is a capitalization-weighted index of 500 widely held common stocks. The Salomon Smith Barney World Government Bond Index is a market-capitalization-weighted benchmark that tracks the performance of the government bond markets of 14 countries. The Lehman Government/Corporate Bond Index is a combination of publicly issued intermediate- and long-term U.S. government bonds and corporate bonds. The Morgan Stanley Capital International ("MSCI") EAFE Index consists of the equity total returns for Europe, Australasia and the Far East. These indices are unmanaged and are not subject to the same management and trading expenses as a mutual fund. An investor cannot invest directly in an index. Past performance is not indicative of future results.

Bond investors enjoyed positive returns, as many investors concluded that the Federal Reserve Board ("Fed") may be done with its recent round of interest rate hikes. Given the generally flat stock prices during the period, many bonds outperformed stocks. The performance of bonds is in marked contrast to the last several reporting periods.

Growth stocks/3/ outperformed value stocks/4/ and large capitalization stocks outperformed small capitalization stocks during the period. For the most part, the U.S. stock market has continued to reward large, faster-growing companies, despite their generally higher valuations.

---------------
3 Growth stocks are shares of companies with the potential for faster-than-average growth within their industries.

4 Value stocks are the shares of those companies whose shares are considered to be inexpensive relative to their asset values or earning power.

International Stock Markets
International growth stocks significantly underperformed international value stocks by almost 10% so far in 2000. Rising U.S. interest rates raised investors' concerns, especially about telecommunications and technology stocks. The highly visible retrenchment of the Internet stocks exacerbated technology stock selling.

Further weakness contributed to the decline of several major currencies versus the U.S. dollar. Growth stocks, especially in Asia, suffered significant selling pressure as investors switched to defensive stocks such as health care, consumer nondurables, financial services and utility stocks.

In our opinion, Europe continues to have strengthening fundamentals despite lackluster returns for the first half of the year. Many European managers are restructuring and reengineering their companies, creating economies of scale and potentially boosting return on capital employed. The fall of the euro5 reduced returns, but that currency may have reached its bottom and has started to show signs of recovering versus the U.S. dollar. Merger and acquisition activity continues to be vibrant throughout Europe.

Our outlook in Asia has become a bit more guarded, as continued Asian recovery to some extent depends on export volumes to the U.S. Efforts to slow the growth of the U.S. economy negatively impacted Asia's more interest rate sensitive stock markets, most notably in Hong Kong and Singapore, which were also affected by investment portfolio rebalancing due to international benchmark revisions. Japan continues to be problematic, with efforts to restructure the financial and corporate sectors resulting in a slowdown in domestic demand.

International Bond Markets
As a result of interest rate increases by many of the world's central banks, investing in bonds from countries other than the U.S. remained challenging for many investors. In addition, the historically unique circumstance where the U.S. government is buying back U.S. Treasury securities in order to reduce federal debt has created a situation where U.S. Treasury yields are low compared to the income return available from other types of bonds.

Given the potential for a slowdown in U.S. economic growth -- due in large part to rising short-term interest rates -- many bond investors have been buying higher quality instruments such as U.S. Treasury notes. As a result, the high-yield bond market was under pressure during the period.

Looking Ahead
In our view, the technology sector may continue to be the dominant force influencing the performance of the world's financial markets for the foreseeable future. However, we also believe that many compelling investment opportunities still exist across many companies and industries.

Despite solid economic fundamentals such as low inflation, we think the growth of the U.S. economy has slowed from its recent overheated pace. We think the Fed, after implementing a series of interest rate increases, may have succeeded in guiding the U.S. economy towards a "soft landing."

---------

5 The euro is the single currency of the European Monetary Union that was adopted by Belgium, Germany, Spain, France, Ireland, Italy, Luxembourg, the Netherlands, Austria, Portugal and Finland on January 1, 1999.

Yet, despite a favorable economy, the U.S. stock market remains highly volatile. We think this market volatility may continue over the near term, as many investors address a number of issues. One primary concern is the possibility of further interest rate increases by the Fed. We believe the recent round of Fed rate increases may be complete, at least for now, but not all investors are convinced.

Thank you for investing in the Smith Barney Allocation Series Inc. We look forward to helping you pursue your financial goals in the future.

Sincerely,

/s/ Heath B. McLendon

Heath B. McLendon
Chairman


August 29, 2000

THE GLOBAL PORTFOLIO

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                            Target Asset Allocation
--------------------------------------------------------------------------------

                                    [GRAPH]

                            100%       Stock Funds

The Global Portfolio seeks capital appreciation by investing 100% of its assets in global, international and U.S. stock funds.

The Global Portfolio is the most aggressively managed Portfolio of the Smith Barney Allocation Series and is designed for investors who are willing to tolerate higher short-term market fluctuations for potential long-term gains. Please be aware that, unlike the other five Portfolios in the Smith Barney Allocation Series, the Global Portfolio is designed to further diversify an investor's existing investment portfolio and is not intended to be a complete investment program. (Please note that international investing involves certain risks, such as currency fluctuation, differing accounting and financial standards and the potential for adverse political developments, among others.)

--------------------------------------------------------------------------------
                               Index Comparison*
--------------------------------------------------------------------------------
S&P 500**                                                                  3.20%
Russell 2000(R)***                                                         1.35%
MSCI EAFE+                                                               (1.85)%
MSCI Emerging Markets++                                                 (13.24)%

* The chart above represents total returns for the six months ended July 31, 2000.

** The S&P 500 Index is a market capitalization-weighted measure of 500 widely held common stocks. Please note that an investor cannot invest directly in an index.

*** The Russell 2000(R) Index measures the performance of the 2,000 smallest companies in the Russell 3000 Index, which represents approximately 8% of the total market capitalization of the Russell 3000 Index. Please note that an investor cannot invest directly in an index.

+ The MSCI EAFE Index is an unmanaged index of common stocks of companies located in Europe, Australasia and the Far East. Please note that an investor cannot invest directly in an index.

++ The MSCI Emerging Markets Index is a broad-based unmanaged index of emerging market companies with an average size of$800 million and the index performance of emerging markets in South America, South Africa, Asia and Eastern Europe. Please note that an investor cannot invest directly in an index.

                               Portfolio Update

The Smith Barney Allocation Series Global Portfolio's ("Portfolio") Class A shares, without and with sales charges, generated negative returns of 4.99% and 9.75%, respectively, for the six months ended July 31, 2000. The chart that appears on page 10 compares the Portfolio's performance to broad-based indices that track four of the asset classes represented by the Portfolio. Past performance is not indicative of future results.

The period was characterized by increased levels of stock market volatility worldwide, seen primarily in the performance of many technology stocks. This volatility was, in our view, exacerbated by the increasing presence of investors who largely based their investment decisions on market momentum rather than fundamentals. Investors' enthusiasm for technology stocks later gave way to a sharp downward move in many technology stocks, as many investors began to reassess the high valuations assigned to many high-technology companies in this sector.

As the period progressed, the prognosis for global economic growth improved. From many perspectives, the outlook for the global economy is the strongest seen in more than a decade. The U.S. economy has consistently surpassed forecasts, and is now witnessing the longest expansion in modern history. The U.S. economy has dramatically benefited from the rapid expansion of technology, which has largely contributed to its unprecedented growth rate in a time of low inflation.

Additionally, the European and Asian economic recoveries have, we believe, set the stage for robust earnings gains in many industries. Yet, concerns over accelerating price increases have resulted in a number of interest rate increases around the world.

The new European currency, the euro,1 continued to fall sharply during the period versus the U.S. dollar and Japanese yen, despite efforts to stabilize the currency. The euro has confounded most economists with its continued weakness. The euro's valuation is making many European stocks and bonds relatively more attractive to investors and its weakness helped accelerate an export-led recovery throughout Western Europe.

The Asian markets have shown a wide range of performance in the period, with the traditionally U.S. interest rate sensitive markets (e.g. Hong Kong) suffering sharp declines recently as the Fed raised rates. The Japanese stock market has been challenging so far in 2000 after a strong close to 1999. Still, evidence is growing which indicates to us that a modest Japanese economic rebound may occur in the months ahead.

The Target Asset Allocation set forth above represents an approximate mix of investments for the Global Portfolio. The allocation and investment mix of the Portfolio may vary depending upon market conditions, cash flows in and out of the Portfolio and other factors. In addition, the allocation and investment ranges of the Portfolio may be changed from time to time upon the approval of the Smith Barney Allocation Series' Board of Directors.

---------
1 The euro is the single currency of the European Monetary Union that was adopted by Belgium, Germany, Spain, France, Ireland, Italy, Luxembourg, the Netherlands, Austria, Portugal and Finland on January 1, 1999.

The Allocation Series Global Portfolio Breakdown (as of 7/31/00) (unaudited)

                                    [GRAPH]

   25.32% Smith Barney World Funds, Inc.- International All Cap Growth Fund
--------------------------------------------------------------------------------
Top 5 Holdings:
     Serco Group PLC
     Nokia Oyj
     Capita Group PLC
     Hutchinson Whampoa Ltd.
     Tomra Systems

24.95% Smith Barney Investment Funds Inc.- Smith Barney Hansberger Global Value
                                     Fund
--------------------------------------------------------------------------------
Top 5 Holdings:
     XL Capital Ltd.
     Electronic Data Systems
     NCR Corp.
     American Home Products
     Bank of America Corp.

14.96% Smith Barney Investment Trust- Smith Barney Large Capitalization Growth
                                     Fund
--------------------------------------------------------------------------------
Top 5 Holdings:
     Intel Corp.
     Pfizer, Inc.
     Texas Instruments Inc.
     Merrill Lynch & Co., Inc.
     The Coca-Cola Co.

 10.03% Smith Barney Investment Funds Inc.- Smith Barney Hansberger Small Cap
                                  Value Fund
--------------------------------------------------------------------------------
Top 5 Holdings:
     Alpharma, Inc.
     Voicestream Wireless Co.
     Iomega Corp.
     NCR Corp.
     Partner Communications

      4.69% Smith Barney Investment Trust- Smith Barney Mid Cap Core Fund
--------------------------------------------------------------------------------
Top 5 Holdings:
     Sepracor Inc.
     Fiserv, Inc.
     Electronic Arts Inc.
     AMBAC Financial Group, Inc.
     SPX Corp.

       4.90% Smith Barney World Funds, Inc.- Emerging Markets Portfolio
--------------------------------------------------------------------------------
Top 5 Holdings:
     Telefonos De Mexico S.A.
     SK Telecom Co. Ltd.
     Hon Hai Precision Industry Co. Ltd.
     Grupo Televisa SA GDR
     Taiwan Semiconductor Manufacturing

             5.17% Smith Barney Funds, Inc.- Large Cap Value Fund
--------------------------------------------------------------------------------
Top 5 Holdings:
     Exxon Mobil Corp.
     The Chase Manhattan Corp.
     The Williams Cos., Inc.
     Marsh & McLennan Cos., Inc.
     Mellon Financial Corp.

                 9.98% Smith Barney Small Cap Core Fund, Inc.
--------------------------------------------------------------------------------
Top 5 Holdings:
     National Computer Systems, Inc.
     Plexus Corp.
     Affiliated Managers Group, Inc.
     Sanmina Corp.
     Amerisource Health Corp.

THE GLOBAL PORTFOLIO

Historical Performance -- Class A Shares
------------------------------------------------------------------------------------------------------------------------------------

                                               Net Asset Value
                              ----------------------------------------------       Income     Capital Gain         Total
Period Ended                  Beginning of Period              End of Period      Dividends   Distributions      Returns(1)
====================================================================================================================================
7/31/00                           $13.67                           $12.73           $0.00         $0.25            (4.99)%+
------------------------------------------------------------------------------------------------------------------------------------
1/31/00                            11.16                            13.67            0.20          0.04            24.57
------------------------------------------------------------------------------------------------------------------------------------
Inception*-1/31/99                 11.40                            11.16            0.04          0.01            (1.60)+
====================================================================================================================================
Total                                                                               $0.24         $0.30
====================================================================================================================================

Historical Performance -- Class B Shares
------------------------------------------------------------------------------------------------------------------------------------

                                               Net Asset Value
                              ----------------------------------------------       Income     Capital Gain         Total
Period Ended                  Beginning of Period              End of Period      Dividends   Distributions      Returns(1)
====================================================================================================================================
7/31/00                           $13.65                           $12.67           $0.00         $0.25            (5.33)%+
------------------------------------------------------------------------------------------------------------------------------------
1/31/00                            11.15                            13.65            0.09          0.04            23.59
------------------------------------------------------------------------------------------------------------------------------------
Inception*-1/31/99                 11.40                            11.15            0.00          0.01            (2.16)+
====================================================================================================================================
Total                                                                               $0.09         $0.30
====================================================================================================================================

Historical Performance -- Class L Shares
------------------------------------------------------------------------------------------------------------------------------------

                                               Net Asset Value
                              ----------------------------------------------       Income     Capital Gain         Total
Period Ended                  Beginning of Period              End of Period      Dividends   Distributions      Returns(1)
====================================================================================================================================
7/31/00                           $13.64                           $12.66           $0.00         $0.25            (5.33)%+
------------------------------------------------------------------------------------------------------------------------------------
1/31/00                            11.14                            13.64            0.09          0.04            23.61
------------------------------------------------------------------------------------------------------------------------------------
Inception*-1/31/99                 11.40                            11.14            0.00          0.01            (2.25)+
====================================================================================================================================
Total                                                                               $0.09         $0.30
====================================================================================================================================

It is the Portfolio's policy to distribute dividends and capital gains, if any, annually.

Average Annual Total Returns

------------------------------------------------------------------------------------------------------------------------------------

                                                                        Without Sales Charges(1)
                                           ------------------------------------------------------------------------------
                                                Class A                 Class B                             Class L
====================================================================================================================================
Six Months Ended 7/31/00+                       (4.99)%                 (5.33)%                             (5.33)%
------------------------------------------------------------------------------------------------------------------------------------
Year Ended 7/31/00                               8.18                    7.38                                7.29
------------------------------------------------------------------------------------------------------------------------------------
Inception* through 7/31/00                       6.57                    5.81                                5.78
====================================================================================================================================

------------------------------------------------------------------------------------------------------------------------------------

                                                                        With Sales Charges(2)
                                           ------------------------------------------------------------------------------
                                                Class A                 Class B                             Class L
====================================================================================================================================
Six Months Ended 7/31/00+                       (9.75)%                 (9.97)%                             (7.21)%
------------------------------------------------------------------------------------------------------------------------------------
Year Ended 7/31/00                               2.78                    2.38                                5.24
------------------------------------------------------------------------------------------------------------------------------------
Inception* through 7/31/00                       4.31                    4.64                                5.32
====================================================================================================================================

Cumulative Total Returns
--------------------------------------------------------------------------------
                                                        Without Sales Charges(1)
================================================================================
Class A (Inception* through 7/31/00)                           16.46%
--------------------------------------------------------------------------------
Class B (Inception* through 7/31/00)                           14.48
--------------------------------------------------------------------------------
Class L (Inception* through 7/31/00)                           14.40
================================================================================
(1) Assumes reinvestment of all dividends and capital gain distributions, if any, at net asset value and does not reflect the deduction of the applicable sales charges with respect to Class A and L shares or the applicable contingent deferred sales charges ("CDSC") with respect to Class B and L shares.
(2) Assumes reinvestment of all dividends and capital gain distributions, if any, at net asset value. In addition, Class A and L shares reflect the deduction of the maximum initial sales charge of 5.00% and 1.00%, respectively; and Class B shares reflect the deduction of a 5.00% CDSC, which applies if shares are redeemed within one year from purchase and declines thereafter by 1.00% per year until no CDSC is incurred. Class L shares also reflect the deduction of a 1.00% CDSC, which applies if shares are redeemed within the first year of purchase.
+ Total return is not annualized, as it may not be representative of the total return for the year.
*    Inception date for Class A, B and L shares is March 9, 1998.

Growth of $10,000 Invested in Class A, B and L Shares of the Global Portfolio vs. the Standard & Poor's 500 Composite Stock Index, Russell 2000 Index, Morgan Stanley Capital International EAFE Index and Morgan Stanley Capital International Emerging Markets Index
--------------------------------------------------------------------------------
March 9, 1998 -- July 31, 2000 (unaudited)

                                    [GRAPH]

                       Global          Global          Global        Standard &                                         MSCI
                     Portfolio-      Portfolio-      Portfolio-      Poor's 500        Russell          MSCI           Emerging
                      Class A         Class B         Class L         Composite         2000            EAFE           Markets
                       Shares          Shares         Shares         Stock Index        Index           Index           Index
3/9/98                  9,500           10,000          9,896           10,000          10,000          10,000          10,000
7/98                    9,300            9,275          9,565           10,709           9,142          10,522           8,154
1/99                    9,348            9,295          9,577           12,318           9,362          10,748           7,292
7/99                   10,228           10,262         10,551           12,872           9,820          11,541          10,052
1/00                   11,646           11,692         11,958           13,591          11,023          12,817          12,713
7/31/2000              11,064           11,148         11,321           14,026          11,172          12,580          11,185

The chart above represents a hypothetical illustration of $10,000 invested in Class A, B and L shares on March 9, 1998 (inception date), assuming deduction of the maximum 5.00% and 1.00% sales charge at the time of investment for Class A and L shares, respectively, the deduction of the maximum 5.00% CDSC for Class B shares and the deduction of the 1.00% CDSC for Class L shares. It also assumes reinvestment of dividends and capital gains, if any, at net asset value through July 31, 2000. The Standard & Poor's 500 Composite Stock Index is an unmanaged index composed of 500 widely held common stocks listed on the New York Stock Exchange, American Stock Exchange and the over-the-counter market. The Russell 2000 Index is a capitalization weighted total return index which is comprised of 2,000 of some of the smaller-capitalized U.S.-domiciled companies whose common stock is traded in the United States on the New York Stock Exchange, American Stock Exchange and Nasdaq. The Morgan Stanley Capital International ("MSCI") EAFE Index consists of the equity total returns for Europe, Australia and the Far East. The MSCI Emerging Markets Index consists of emerging market companies with an average size of $800 million, the index performance of emerging markets in South America, South Africa, Asia and Eastern Europe. These indices are unmanaged and are not subject to the same management and trading expenses as a mutual fund. An investor cannot invest directly in an index.

All figures represent past performance and are not a guarantee of future results. Investment returns and principal value will fluctuate, and redemption values may be more or less than the original cost. No adjustment has been made for shareholder tax liability on dividends or capital gains.

THE HIGH GROWTH PORTFOLIO

--------------------------------------------------------------------------------
                            Target Asset Allocation
--------------------------------------------------------------------------------

                                    [GRAPH]

                                 10% Bond Funds
                                90% Stock Funds

The High Growth Portfolio seeks capital appreciation by investing a high percentage of its assets in aggressive equity funds.

--------------------------------------------------------------------------------

The High Growth Portfolio seeks capital appreciation. Among the Portfolios of the Smith Barney Allocation Series, the High Growth Portfolio invests a large portion of its assets in aggressive stock mutual funds that focus on smaller, more speculative companies as well as mid-sized or larger companies with the potential for rapid growth. Moreover, a significant portion of the Portfolio is invested in international or emerging markets funds in order to achieve a greater level of diversification.

--------------------------------------------------------------------------------
                                Index Comparison*
--------------------------------------------------------------------------------
S&P 500**                                                                  3.20%
Russell 2000(R)***                                                         1.35%
MSCI EAFE+                                                               (1.85)%
Salomon Smith Barney
     High Yield Market++                                                   0.48%
--------------------------------------------------------------------------------
* The chart above represents total returns for the six months ended July 31, 2000.
** The S&P 500 Index is a market capitalization-weighted measure of 500 widely held common stocks. Please note that an investor cannot invest directly in an index.
*** The Russell 2000(R) Index measures the performance of the 2,000 smallest companies in the Russell 3000 Index, which represents approximately 8% of the total market capitalization of the Russell 3000 Index. Please note that an investor cannot invest directly in an index.
+ The MSCI EAFE Index is an unmanaged index of common stocks of companies located in Europe, Australasia and the Far East. Please note that an investor cannot invest directly in an index.
++ The Salomon Smith Barney High Yield Market Index is a broad-based unmanaged index of high yield securities. Please note that an investor cannot invest directly in an index.

--------------------------------------------------------------------------------
                               Portfolio Update
--------------------------------------------------------------------------------
The Smith Barney Allocation Series High Growth Portfolio's ("Portfolio") Class A shares, without and with sales charges, returned 1.52% and a negative 3.53%, respectively for the six months ended July 31, 2000. The chart that appears on page 15 compares the Portfolio's performance to broad-based indices that track four of the asset classes represented in the Portfolio. Past performance is not indicative of future results.

Several major stock and bond markets hit record highs in 2000, but have since backed off from their highs. The first half of 2000 was characterized by increased levels of stock market volatility worldwide, predominantly in the technology sector. In fact, the tech-laden Nasdaq Composite Index1 experienced four declines of 10% or more during the period.

In 2000, the Federal Reserve Board ("Fed") raised interest rates three times (February 2, 2000, March 21, 2000 and May 16, 2000) in an effort to slow the growth of the robust U.S. economy. While rising interest rates often lead historically to falling stock prices, the economy (and the bond and stock markets) appeared to have absorbed the Fed's rate hikes. While consumer confidence has slipped somewhat so far this year, consumer spending continues to increase as evidenced by recent economic data. Unemployment remains near its 30-year low. Despite the possibility of future rate hikes this year by the Fed, we remain optimistic that the growth of the U.S. economy should continue for the near term. (Of course, no guarantees can be given that our expectations will be met.)
--------------------------------------------------------------------------------
The Target Asset Allocation set forth above represents an approximate mix of investments for the High Growth Portfolio. The allocation and investment mix of the Portfolio may vary depending upon market conditions, cash flows in and out of the Portfolio and other factors. In addition, the allocation and investment ranges of the Portfolio may be changed from time to time upon the approval of the Smith Barney Allocation Series' Board of Directors.

---------
1 The Nasdaq Composite Index is a market value-weighted index that measures all domestic and non-U.S. based securities listed on the NASDAQ stock market. An investor cannot invest directly in an index.

The Allocation Series High Growth Portfolio Breakdown(as of 7/31/00) (unaudited)

                                    [GRAPH]

                 19.49% Smith Barney Small Cap Core Fund, Inc.
--------------------------------------------------------------------------------
Top 5 Holdings:
     National Computer Systems, Inc.
     Plexus Corp.
     Affiliated Managers Group, Inc.
     Sanmina Corp.
     Amerisource Health Corp.

                 11.92% Smith Barney Aggressive Growth Fund Inc.
--------------------------------------------------------------------------------
Top 5 Holdings:
     Tyco International Ltd.
     Intel Corp.
     Forest Labs Inc.
     IDEC Pharmaceuticals
     Lehman Brothers Holdings

                10.16% Smith Barney Investment Trust-Smith Barney
                        Large Capitalization Growth Fund
--------------------------------------------------------------------------------
Top 5 Holdings:
     Intel Corp.
     Pfizer, Inc.
     Texas Instruments Inc.
     Merrill Lynch & Co., Inc.
     The Coca-Cola Co.

             9.67% Smith Barney Investment Funds Inc.-Smith Barney
                          Hansberger Global Value Fund
--------------------------------------------------------------------------------
Top 5 Holdings:
     XL Capital Ltd.
     Electronic Data Systems NCR Corp.
     American Home Products Bank of America Corp.


     9.56% Smith Barney World Funds, Inc.-International All Cap Growth Fund
--------------------------------------------------------------------------------
Top 5 Holdings:
     Serco Group PLC
     Nokia Oyj
     Capita Group PLC
     Hutchinson Whampoa Ltd.
     Tomra Systems

   9.50% Smith Barney Investment Funds Inc.-Smith Barney Peachtree Growth Fund
--------------------------------------------------------------------------------
Top 5 Holdings:
     General Electric Co.
     Pharmacia Corp.
     Sun Microsystems, Inc.
     Microsoft Corp.
     Providian Corp.

          9.37% Smith Barney Income Funds-Smith Barney High Income Fund
--------------------------------------------------------------------------------
Top 5 Holdings:
     United International Holdings
     Allied Waste North America, Inc.
     United Pan Europe Communications, N.V.
     Exodus Communications, Inc.
     Nextel Communications, Inc.

  4.65% Smith Barney Investment Funds Inc.-Smith Barney Small Cap Growth Fund
--------------------------------------------------------------------------------
Top 5 Holdings:
     Calpine Corp.
     Natural Microsystems Corp.
     Transwitch Corp.
     Burr-Brown corp.
     MRV Communications Inc.

       4.78% Smith Barney Equity Funds-Smith Barney Large Cap Blend Fund
--------------------------------------------------------------------------------
Top 5 Holdings:
     General Electric Co.
     Intel Corp.
     Cisco Systems Inc.
     Exxon Mobil Corp.
     Microsoft Corp.

              4.85% Smith Barney Funds, Inc.- Large Cap Value Fund
--------------------------------------------------------------------------------
Top 5 Holdings:
     Exxon Mobil Corp.
     The Chase Manhattan Corp.
     The Williams Cos., Inc.
     Marsh & McLennan Cos., Inc.
     Mellon Financial Corp.

       6.05% Smith Barney Investment Trust-Smith Barney Mid Cap Core Fund
--------------------------------------------------------------------------------
Top 5 Holdings:
     Sepracor Inc.
     Fiserv, Inc.
     Electronic Arts Inc.
     AMBAC Financial Group, Inc.
     SPX Corp.

THE HIGH GROWTH PORTFOLIO

Historical Performance -- Class A Shares
------------------------------------------------------------------------------------------------------------------------------------

                                               Net Asset Value
                              ----------------------------------------------       Income     Capital Gain         Total
Period Ended                  Beginning of Period              End of Period      Dividends   Distributions      Returns(1)
====================================================================================================================================
7/31/00                           $16.81                           $16.67           $0.04         $0.36             1.52%+
------------------------------------------------------------------------------------------------------------------------------------
1/31/00                            14.86                            16.81            0.53          0.35            18.97
------------------------------------------------------------------------------------------------------------------------------------
1/31/99                            12.97                            14.86            0.08          0.48            19.15
------------------------------------------------------------------------------------------------------------------------------------
1/31/98                            12.41                            12.97            0.13          0.33            8.25
------------------------------------------------------------------------------------------------------------------------------------
Inception*-1/31/97                 11.40                            12.41            0.20          0.04           11.04+
====================================================================================================================================
Total                                                                               $0.98         $1.56
====================================================================================================================================

Historical Performance -- Class B Shares
------------------------------------------------------------------------------------------------------------------------------------

                                               Net Asset Value
                              ----------------------------------------------       Income     Capital Gain         Total
Period Ended                  Beginning of Period              End of Period      Dividends   Distributions      Returns(1)
====================================================================================================================================
7/31/00                           $16.74                           $16.58           $0.00         $0.36             1.19%+
------------------------------------------------------------------------------------------------------------------------------------
1/31/00                            14.81                            16.74            0.39          0.35            18.01
------------------------------------------------------------------------------------------------------------------------------------
1/31/99                            12.95                            14.81            0.00          0.48            18.30
------------------------------------------------------------------------------------------------------------------------------------
1/31/98                            12.41                            12.95            0.05          0.33            7.44
------------------------------------------------------------------------------------------------------------------------------------
Inception*-1/31/97                 11.40                            12.41            0.07          0.04            9.91+
====================================================================================================================================
Total                                                                               $0.51         $1.56
====================================================================================================================================

Historical Performance -- Class L Shares
------------------------------------------------------------------------------------------------------------------------------------

                                               Net Asset Value
                              ----------------------------------------------       Income     Capital Gain         Total
Period Ended                  Beginning of Period              End of Period      Dividends   Distributions      Returns(1)
====================================================================================================================================
7/31/00                           $16.75                           $16.58           $0.00         $0.36             1.13%+
------------------------------------------------------------------------------------------------------------------------------------
1/31/00                            14.81                            16.75            0.39          0.35            18.08
------------------------------------------------------------------------------------------------------------------------------------
1/31/99                            12.96                            14.81            0.00          0.48            18.21
------------------------------------------------------------------------------------------------------------------------------------
1/31/98                            12.42                            12.96            0.05          0.33            7.44
------------------------------------------------------------------------------------------------------------------------------------
Inception*-1/31/97                 11.40                            12.42            0.07          0.04            10.00+
====================================================================================================================================
Total                                                                               $0.51         $1.56
====================================================================================================================================

It is the Portfolio's policy to distribute dividends and capital gains, if any, annually.

Average Annual Total Returns
--------------------------------------------------------------------------------
                                     Without Sales Charges(1)
                            ----------------------------------------------------
                                   Class A      Class B     Class L
================================================================================
Six Months Ended 7/31/00+           1.52%        1.19%       1.13%
--------------------------------------------------------------------------------
Year Ended 7/31/00                 13.87        13.00       12.93
--------------------------------------------------------------------------------
Inception* through 7/31/00         12.99        12.08       12.08
================================================================================

                                       With Sales Charges(2)
                            ----------------------------------------------------
                                   Class A     Class B      Class L
================================================================================
Six Months Ended 7/31/00+          (3.53)%      (3.76)%     (0.87)%
--------------------------------------------------------------------------------
Year Ended 7/31/00                  8.21         8.00       10.78
--------------------------------------------------------------------------------
Inception* through 7/31/00         11.70        11.93       11.82
================================================================================

Cumulative Total Returns
--------------------------------------------------------------------------------
                                       Without Sales Charges(1)
================================================================================
Class A (Inception* through 7/31/00)            72.98%
--------------------------------------------------------------------------------
Class B (Inception* through 7/31/00)            66.84
--------------------------------------------------------------------------------
Class L (Inception* through 7/31/00)          66.82
--------------------------------------------------------------------------------
(1) Assumes reinvestment of all dividends and capital gain distributions, if any, at net asset value and does not reflect the deduction of the applicable sales charges with respect to Class A and L shares or the applicable contingent deferred sales charges ("CDSC") with respect to Class B and L shares.
(2) Assumes reinvestment of all dividends and capital gain distributions, if any, at net asset value. In addition, Class A and L shares reflect the deduction of the maximum initial sales charge of 5.00% and 1.00%, respectively; and Class B shares reflect the deduction of a 5.00% CDSC, which applies if shares are redeemed within one year from purchase and declines thereafter by 1.00% per year until no CDSC is incurred. Class L shares also reflect the deduction of a 1.00% CDSC, which applies if shares are redeemed within the first year of purchase.
+ Total return is not annualized, as it may not be representative of the total return for the year.
*    Inception date for Class A, B and L shares is February 5, 1996.

Growth of $10,000 Invested in Class A, B and L Shares of the High Growth Portfolio vs. the Standard & Poor's 500 Composite Stock Index, Russell 2000 Index, Morgan Stanley Capital International EAFE Index and Salomon Smith Barney High Yield Market Index
--------------------------------------------------------------------------------
February 5, 1996 - July 31, 2000 (unaudited)

                                    [GRAPH]

                   High Growth       High Growth     High Growth        Standard &                                        Salomon
                    Portfolio-        Portfolio-      Portfolio-        Poor's 500        Russell            MSCI       Smith Barney
                     Class A           Class B         Class L          Composite          2000              EAFE        High Yield
                     Shares            Shares          Shares          Stock Index         Index            Index       Market Index
2/5/96                9,500            10,000           9,896            10,000            10,000          10,000         10,000
1/97                 10,549            10,491          10,786            12,630            11,897          10,220         11,049
1/98                 11,419            11,409          11,695            16,026            14,047          11,272         12,693
1/99                 13,607            13,671          13,825            21,235            14,099          12,915         13,050
1/00                 16,187            16,288          16,324            23,429            16,601          15,400         12,973
7/31/2000            16,434            16,584          16,509            24,179            16,825          15,115         13,035

The chart above represents a hypothetical illustration of $10,000 invested in Class A, B and L shares on February 5, 1996 (inception date), assuming deduction of the maximum 5.00% and 1.00% sales charge at the time of investment for Class A and L shares, respectively, the deduction of the maximum 5.00% CDSC for Class B shares and the deduction of the 1.00% CDSC for Class L shares. It also assumes reinvestment of dividends and capital gains, if any, at net asset value through July 31, 2000. The Standard & Poor's 500 Composite Stock Index is an unmanaged index composed of 500 widely held common stocks listed on the New York Stock Exchange, American Stock Exchange and the over-the-counter market. The Russell 2000 Index is a capitalization weighted total return index which is comprised of 2,000 of some of the smaller-capitalized U.S.-domiciled companies whose common stock is traded in the United States on the New York Stock Exchange, American Stock Exchange and Nasdaq. The Morgan Stanley Capital International ("MSCI") EAFE Index consists of the equity total returns for Europe, Australia and the Far East. The Salomon Smith Barney High Yield Market Index covers a significant portion of the below-investment-grade U.S. corporate bond market. These indices are unmanaged and are not subject to the same management and trading expenses as a mutual fund. An investor cannot invest directly in an index.

All figures represent past performance and are not a guarantee of future results. Investment returns and principal value will fluctuate, and redemption values may be more or less than the original cost. No adjustment has been made for shareholder tax liability on dividends or capital gains.

THE GROWTH PORTFOLIO

--------------------------------------------------------------------------------
                             Target Asset Allocation
--------------------------------------------------------------------------------

                                    [GRAPH]

                                 30% Bond Funds
                                 70% Stock Funds

The Growth Portfolio seeks long-term growth of capital by investing primarily in funds containing the issues of more established companies.
--------------------------------------------------------------------------------
The Growth Portfolio seeks long-term growth of capital. Among the Portfolios of the Smith Barney Allocation Series, the Growth Portfolio invests the highest percentage of its assets in large-capitalization stock mutual funds to provide growth. The Portfolio's stock allocation also includes funds that invest in small- and mid-cap stocks and international securities. In addition, a significant portion of the Growth Portfolio is allocated to bonds to help reduce potential volatility.

--------------------------------------------------------------------------------
                                Index Comparison*
--------------------------------------------------------------------------------
S&P 500**                                                                  3.20%
Russell 2000(R)***                                                         1.35%
MSCI EAFE+                                                               (1.85)%
Lehman Brothers Government/
     Corporate Bond++                                                      5.31%
--------------------------------------------------------------------------------
* The chart above represents total returns for the six months ended July 31, 2000.
 ** The S&P 500 Index is a market capitalization-weighted measure of 500 widely held common stocks. Please note that an investor cannot invest directly in an index.
*** The Russell 2000(R) Index measures the performance of the 2,000 smallest companies in the Russell 3000 Index, which represents approximately 8% of the total market capitalization of the Russell 3000 Index. Please note that an investor cannot invest directly in an index.
+ The MSCI EAFE Index is an unmanaged index of common stocks of companies located in Europe, Australasia and the Far East. Please note that an investor cannot invest directly in an index.
++ The Lehman Brothers Government/Corporate Bond Index tracks the performance of the overall bond market and is a broad measure of the performance of government and corporate fixed-rate debt issues. Please note that an investor cannot invest directly in an index.

--------------------------------------------------------------------------------
                                Portfolio Update
--------------------------------------------------------------------------------
The Smith Barney Allocation Series Growth Portfolio's ("Portfolio") Class A shares, without and with sales charges, returned 0.75% and a negative 4.31%, respectively for the six months ended July 31, 2000. The chart that appears on page 20 compares the Portfolio's performance to broad-based indices that track four of the asset classes represented in the Portfolio. Past performance is not indicative of future results.

Even though the performance of the stock market was negative (as measured by the S&P 500 Index) for the period, many compelling investment opportunities continued to exist. Initially, the predominately speculative momentum market of 1999 continued in 2000, peaking during the second week of March.

The Federal Reserve Board's ("Fed") continued increases in interest rates then started to be felt by most investors, leading to a dramatic sell-off, as witnessed by the dramatic decrease of the tech-laden Nasdaq Composite Index1 through May. At the same time, many oversold "Old Economy" stocks rallied as money rotated from the Internet and biotech stocks into areas such as consumer staples. By the end of the half of the reporting period, most of the markets recovered so that most broad indices were only down modestly. ("Old Economy" stocks refer to the shares of more established, "blue-chip" companies.)

One way to describe what happened is that "investment gravity" finally took hold of many stocks that were trading at what we deemed to be unsustainable levels. The sell-off in many technology stocks spread to most of the dominant and overvalued large-cap growth stocks. As a result, it appeared that once again, corporate earnings were a factor driving most investors' decisions. However, by the end of the period, investor psychology appeared to somewhat change, with several investors once again favoring future potential as a premium over proven ability.

We think that over time the leading established companies that embrace today's new technologies may emerge as the dominant and most profitable companies in the future. On the other hand, we also believe that most investors may no longer favor those "pure-play" Internet companies that cannot demonstrate their ability to transform themselves into growth companies with sufficient profitability to support their underlying stock prices.

--------------------------------------------------------------------------------
The Target Asset Allocation set forth above represents an approximate mix of investments for the Growth Portfolio. The allocation and investment mix of the Portfolio may vary depending upon market conditions, cash flows in and out of the Portfolio and other factors. In addition, the allocation and investment ranges of the Portfolio may be changed from time to time upon the approval of the Smith Barney Allocation Series' Board of Directors.

---------
1 The Nasdaq Composite Index is a market value-weighted index that measures all domestic and non-U.S. based securities listed on the NASDAQ stock market. Please note that an investor cannot invest directly in an index.

The Allocation Series Growth Portfolio Breakdown(as of 7/31/00) (unaudited)

                                    [GRAPH]

    10.17% Smith Barney World Funds, Inc.- International All Cap Growth Fund
--------------------------------------------------------------------------------
Top 5 Holdings:
     Serco Group PLC
     Nokia Oyj
     Capita Group PLC
     Hutchinson Whampoa Ltd.
     Tomra Systems

  9.89% Smith Barney Investment Funds Inc.- Smith Barney Peachtree Growth Fund
--------------------------------------------------------------------------------
Top 5 Holdings:
     Electric Co.
     Pharmacia Corp.
     Sun Microsystems, Inc.
     Microsoft Corp.
     Providian Corp.

             9.78% Smith Barney Investment Funds Inc.- Smith Barney
                           Investment Grade Bond Fund
--------------------------------------------------------------------------------
Top 5 Holdings:
     U.S. Treasury Bonds
     U.S. Treasury Notes
     FHLMC Gold 8% 30 Year
     IBM Corp.
     United Technology Corp.

             9.77% Smith Barney Investment Funds Inc.- Smith Barney
                           Government Securities Fund
--------------------------------------------------------------------------------
Top 5 Holdings:
     GNMA 8% 30 Year
     GNMA 8.5% 30 Year
     U.S. Treasury Strips
     FNMA 8.5% 30 Year
     GNMA 7.5% 30 Year

       9.38% Smith Barney Equity Funds - Smith Barney Large Cap Blend Fund
--------------------------------------------------------------------------------
Top 5 Holdings:
     General Electric Co.
     Intel Corp.
     Cisco Systems Inc.
     Exxon Mobil Corp.
     Microsoft Corp.

              9.31% Smith Barney Funds, Inc.- Large Cap Value Fund
--------------------------------------------------------------------------------
Top 5 Holdings:
     Exxon Mobil Corp.
     The Chase Manhattan Corp.
     The Williams Cos., Inc.
     Marsh & McLennan Cos., Inc.
     Mellon Financial Corp.

        9.03% Smith Barney Income Funds - Smith Barney High Income Fund
--------------------------------------------------------------------------------
Top 5 Holdings:
     United International Holdings
     Allied Waste North America, Inc.
     United Pan Europe Communications, N.V.
     Exodus Communications, Inc.
     Nextel Communications, Inc.

 4.11% Smith Barney Investment Funds Inc. - Smith Barney Small Cap Growth Fund
--------------------------------------------------------------------------------
Top 5 Holdings:
     Calpine Corp.
     Natural Microsystems Corp.
     Transwitch Corp.
     Burr-Brown Corp.
     MRV Communications Inc.

      7.07% Smith Barney Investment Trust - Smith Barney Mid Cap Core Fund
--------------------------------------------------------------------------------
Top 5 Holdings:
     Sepracor Inc.
     Fiserv, Inc.
     Electronic Arts Inc.
     AMBAC Financial Group, Inc.
     SPX Corp.

                  4.91% Smith Barney Small Cap Core Fund, Inc.
--------------------------------------------------------------------------------
Top 5 Holdings:
     National Computer Systems, Inc.
     Plexus Corp.
     Affiliated Managers Group, Inc.
     Sanmina Corp.
     Amerisource Health Corp.

               5.21% Smith Barney Investment Trust - Smith Barney
                        Large Capitalization Growth Fund
--------------------------------------------------------------------------------
Top 5 Holdings:
     Intel Corp.
     Pfizer, Inc.
     Texas Instruments Inc.
     Merrill Lynch & Co., Inc.
     The Coca-Cola Co.

             5.40% Smith Barney Investment Funds Inc.- Smith Barney
                          Hansberger Global Value Fund
--------------------------------------------------------------------------------
Top 5 Holdings:
     XL Capital Ltd.
     Electronic Data Systems
     NCR Corp.
     American Home Products
     Bank of America Corp.

                 5.97% Smith Barney Aggressive Growth Fund Inc.
--------------------------------------------------------------------------------
Top 5 Holdings:
     Tyco International Ltd.
     Intel Corp.
     Forest Labs Inc.
     IDEC Pharmaceuticals
     Lehman Brothers Holdings

THE GROWTH PORTFOLIO

Historical Performance -- Class A Shares
------------------------------------------------------------------------------------------------------------------------------------

                                               Net Asset Value
                              ----------------------------------------------       Income     Capital Gain         Total
Period Ended                  Beginning of Period              End of Period      Dividends   Distributions      Returns(1)
====================================================================================================================================
7/31/00                           $15.11                            $14.69          $0.03         $0.50            0.75%+
------------------------------------------------------------------------------------------------------------------------------------
1/31/00                            14.43                             15.11           0.49          0.35            10.53
------------------------------------------------------------------------------------------------------------------------------------
1/31/99                            12.99                             14.43           0.27          0.37            16.20
------------------------------------------------------------------------------------------------------------------------------------
1/31/98                            12.32                             12.99           0.32          0.46            11.82
------------------------------------------------------------------------------------------------------------------------------------
Inception*-1/31/97                 11.40                             12.32           0.31          0.02            11.08+
====================================================================================================================================
Total                                                                               $1.42         $1.70
====================================================================================================================================

Historical Performance -- Class B Shares
------------------------------------------------------------------------------------------------------------------------------------

                                               Net Asset Value
                              ----------------------------------------------       Income     Capital Gain         Total
Period Ended                  Beginning of Period              End of Period      Dividends   Distributions      Returns(1)
====================================================================================================================================
7/31/00                           $15.18                            $14.74          $0.00         $0.50           $0.39%+
------------------------------------------------------------------------------------------------------------------------------------
1/31/00                            14.48                             15.18           0.34          0.35            9.61
------------------------------------------------------------------------------------------------------------------------------------
1/31/99                            13.00                             14.48           0.13          0.37            15.40
------------------------------------------------------------------------------------------------------------------------------------
1/31/98                            12.33                             13.00           0.21          0.46            10.93
------------------------------------------------------------------------------------------------------------------------------------
Inception*-1/31/97                 11.40                             12.33           0.22          0.02            10.32+
====================================================================================================================================
Total                                                                               $0.90         $1.70
====================================================================================================================================

Historical Performance -- Class L Shares
------------------------------------------------------------------------------------------------------------------------------------

                                               Net Asset Value
                              ----------------------------------------------       Income     Capital Gain         Total
Period Ended                  Beginning of Period              End of Period      Dividends   Distributions      Returns(1)
====================================================================================================================================
7/31/00                           $15.19                            $14.74          $0.00         $0.50            0.33%+
------------------------------------------------------------------------------------------------------------------------------------
1/31/00                            14.48                             15.19           0.34          0.35            9.68
------------------------------------------------------------------------------------------------------------------------------------
1/31/99                            13.00                             14.48           0.13          0.37            15.40
------------------------------------------------------------------------------------------------------------------------------------
1/31/98                            12.33                             13.00           0.21          0.46            10.92
------------------------------------------------------------------------------------------------------------------------------------
Inception*-1/31/97                 11.40                             12.33           0.22          0.02            10.32+
====================================================================================================================================
Total                                                                               $0.90         $1.70
====================================================================================================================================

It is the Portfolio's policy to distribute dividends and capital gains, if any, annually.

Average Annual Total Returns
--------------------------------------------------------------------------------
                                     Without Sales Charges(1)
                            ----------------------------------------------------
                                   Class A      Class B     Class L
================================================================================
Six Months Ended 7/31/00+           0.75%        0.39%       0.33%
--------------------------------------------------------------------------------
Year Ended 7/31/00                  8.95         8.08        8.08
--------------------------------------------------------------------------------
Inception* through 7/31/00         11.15        10.32       10.32
================================================================================

                                       With Sales Charges(2)
                            ----------------------------------------------------
                                   Class A     Class B      Class L
================================================================================
Six Months Ended 7/31/00+          (4.31)%      (4.46)%     (1.61)%
--------------------------------------------------------------------------------
Year Ended 7/31/00                  3.47         3.08        5.98
--------------------------------------------------------------------------------
Inception* through 7/31/00          9.89        10.17       10.06
================================================================================

Cumulative Total Returns
--------------------------------------------------------------------------------
                                     Without Sales Charges(1)
================================================================================
Class A (Inception* through 7/31/00)            60.73%
--------------------------------------------------------------------------------
Class B (Inception* through 7/31/00)            55.42
--------------------------------------------------------------------------------
Class L (Inception* through 7/31/00)            55.40
--------------------------------------------------------------------------------
(1) Assumes reinvestment of all dividends and capital gain distributions, if any, at net asset value and does not reflect the deduction of the applicable sales charges with respect to Class A and L shares or the applicable contingent deferred sales charges ("CDSC") with respect to Class B and L shares.
(2) Assumes reinvestment of all dividends and capital gain distributions, if any, at net asset value. In addition, Class A and L shares reflect the deduction of the maximum initial sales charge of 5.00% and 1.00%, respectively; and Class B shares reflect the deduction of a 5.00% CDSC, which applies if shares are redeemed within one year from purchase and declines thereafter by 1.00% per year until no CDSC is incurred. Class L shares also reflect the deduction of a 1.00% CDSC, which applies if shares are redeemed within the first year of purchase.
+ Total return is not annualized, as it may not be representative of the total return for the year.
*    Inception date for Class A, B and L shares is February 5, 1996.

Growth of $10,000 Invested in Class A, B and L Shares of the Growth Portfolio vs. the Standard & Poor's 500 Composite Stock Index, Russell 2000 Index, Morgan Stanley Capital International EAFE Index and Lehman Brothers
Government/Corporate Bond Index
--------------------------------------------------------------------------------
February 5, 1996 - July 31, 2000 (unaudited)

[GRAPH]

                    Growth            Growth          Growth           Standard &                                    Lehman Brothers
                   Portfolio-        Portfolio-      Portfolio         Poor's 500        Russell           MSCI         Government/
                    Class A           Class B         Class L          Composite           2000            EAFE          Corporate
                    Shares            Shares          Shares          Stock Index         Index            Index         Bond Index
2/5/96               9,500            10,000            9,896            10,000           10,000           10,000           10,000
1/97                10,552            10,532           10,817            12,630           11,897           10,220            9,118
1/98                11,800            11,738           12,109            16,026           14,047           11,272           10,136
1/99                13,712            13,823           13,975            21,235           14,099           12,915           11,020
1/00                15,155            15,281           15,328            23,429           16,601           15,400           10,704
7/31/2000           15,269            15,442           15,378            24,179           16,825           15,115           11,272

The chart above represents a hypothetical illustration of $10,000 invested in Class A, B and L shares on February 5, 1996 (inception date), assuming deduction of the maximum 5.00% and 1.00% sales charge at the time of investment for Class A and L shares, respectively, the deduction of the maximum 5.00% CDSC for Class B shares and the deduction of the 1.00% CDSC for Class L shares. It also assumes reinvestment of dividends and capital gains, if any, at net asset value through July 31, 2000. The Standard & Poor's 500 Composite Stock Index is an unmanaged index composed of 500 widely held common stocks listed on the New York Stock Exchange, American Stock Exchange and the over-the-counter market. The Russell 2000 Index is a capitalization-weighted total return index which is comprised of 2,000 of some of the smaller-capitalized U.S.-domiciled companies whose common stock is traded in the United States on the New York Stock Exchange, American Stock Exchange and Nasdaq. The Morgan Stanley Capital International ("MSCI") EAFE Index is a composite index that consists of equity total returns for Europe, Australia and the Far East. The Lehman Brothers Government/Corporate Bond Index is a combination of publicly issued intermediate- and long-term U.S. government bonds and corporate bonds. These indices are unmanaged and are not subject to the same management and trading expenses as a mutual fund. An investor cannot invest directly in an index.

All figures represent past performance and are not a guarantee of future results. Investment returns and principal value will fluctuate, and redemption values may be more or less than the original cost. No adjustment has been made for shareholder tax liability on dividends or capital gains.

THE BALANCED PORTFOLIO

--------------------------------------------------------------------------------
                             Target Asset Allocation
--------------------------------------------------------------------------------
                                    [GRAPH]
                                 50% Bond Funds
                                 50% Stock Funds

The Balanced Portfolio seeks a balance of capital growth and income by placing equal emphasis on funds investing in stocks and bonds.
--------------------------------------------------------------------------------
The Balanced Portfolio seeks long-term growth of capital and income, placing equal emphasis on current income and capital appreciation. The Balanced Portfolio, as its name states, divides its assets roughly between stock and bond mutual funds. The stock funds are primarily large-capitalization, dividend-paying funds. The bond portion of the Portfolio is mainly invested in funds that invest in U.S. government and agency securities, as well as mortgage-backed securities.

--------------------------------------------------------------------------------
                                Index Comparison*
--------------------------------------------------------------------------------
S&P 500**                                                                  3.20%
Lehman Brothers Government/Corporate Bond***                               5.31%
Salomon Smith Barney One-Year Treasury Bill+                               3.32%
Salomon Smith Barney World Government Bond++                               5.10%
--------------------------------------------------------------------------------
* The chart above represents total returns for the six months ended July 31, 2000.
** The S&P 500 Index is a market capitalization-weighted measure of 500 widely held common stocks. Please note that an investor cannot invest directly in an index.
*** The Lehman Government/Corporate Bond Index tracks the performance of the overall bond market and is a broad measure of the performance of government and corporate fixed-rate debt issues. Please note that an investor cannot invest directly in an index.
+ The Salomon Smith Barney One-Year Treasury Bill Index consists of one One-Year United States Treasury Bill whose return is tracked until its maturity. Please note that an investor cannot invest directly in an index.
++ The Salomon Smith Barney World Government Bond Index is a market capitalization-weighted benchmark that tracks the performance of the government bond markets of 14 countries. Please note that an investor cannot invest directly in an index.

--------------------------------------------------------------------------------
                               Portfolio Update
--------------------------------------------------------------------------------
The Smith Barney Allocation Series Balanced Portfolio's ("Portfolio") Class A shares, without and with sales charges, returned 4.56% and a negative 0.65%, respectively for the six months ended July 31, 2000. The chart that appears on page 26 compares the Portfolio's performance to broad-based indices that track four of the asset classes represented in the Portfolio. Past performance is not indicative of future results.

At the beginning of the period, both stocks and bonds continued to be adversely impacted by ongoing concerns from investors regarding persistently strong economic growth, rising inflation fears and a more restrictive Federal Reserve Board ("Fed") monetary policy. The U.S. economy continued its record growth rate, with Gross Domestic Product ("GDP")1 continuing to rise. This high level of economic growth caused concern among many investors regarding inflation. In an attempt to forestall a potential reacceleration of inflation, the Fed raised interest rates by 100 basis points2 during the reporting period (on February 2, 2000, March 21, 2000 and on May 16, 2000).

However, despite the actions of the Fed, the bond market outperformed the stock market during the period. Moreover, just about each sector of the bond market outperformed the leading stock indices during the period. While the Nasdaq Composite Index3 and the Dow Jones Industrial Average ("DJIA")4 have lost ground since the year began, several classes of bonds have significantly performed better than the stock market, as measured by the S&P 500.

Several factors exist which largely contributed to the bond market's performance this year. Many investors believe that the growth of the economy is beginning to slow and no longer view inflation as the threat it was one year earlier. Additionally, many investors are now convinced that the Fed may be finished with its latest round of interest rate hikes.

Another factor that may have positively impacted the bond market was the lower returns offered by the stock market. For the last few years, investors have grown accustomed to double-digit stellar returns offered by most U.S. stocks. As the price of many stocks, more specifically, technology stocks, have come down in recent months, investors have begun to focus more of their attention on bonds.

---------
1 GDP is the market value of the goods and services produced by labor and property in the U.S. GDP is comprised of consumer and government purchases, private domestic investments and net exports of goods and services.
2    A basis point is 0.01% or one one-hundredth of a percent.
3 The Nasdaq Composite Index is a market value-weighted index that measures all domestic and non-U.S. based securities listed on the NASDAQ stock market. Please note that an investor cannot invest directly in an index.
4 The DJIA is a price-weighted average of 30 actively traded blue-chip stocks. An investor cannot invest directly in an index.

--------------------------------------------------------------------------------
                         Portfolio Update (continued)
--------------------------------------------------------------------------------
During the period, the U.S. stock market was characterized by record levels of volatility. Throughout 1999, especially during November and December, value stocks (i.e., stocks that are inexpensive compared to other companies with similar earnings or assets) were virtually ignored by investors. In contrast, growth stocks (i.e., stocks issued by companies with the potential for faster-than-average growth within their industries) rose as many investors appeared willing to pay virtually any price for young and speculative technology companies. However, investor sentiment shifted dramatically during the first quarter of 2000. Investors, reacting to the potential threat of inflation, began to reassess the valuations assigned to many companies.

As such, many large cap stocks fell sharply in January and February before recovering in early March. Between mid-March and the end of April, however, the market experienced a substantial correction. The tech-laden Nasdaq Composite Index fell by more than 35% from its high, including a single-day drop of 10% on April 14, 2000. Shares of "blue chip" companies declined less severely, with the S&P 500 Index declining 7.18% during the same time period. Some value-oriented stocks gained ground amid renewed investor interest.

--------------------------------------------------------------------------------
The Target Asset Allocation set forth on page 21 represents an approximate mix of investments for the Balanced Portfolio. The allocation and investment mix of the Portfolio may vary depending upon market conditions, cash flows in and out of the Portfolio and other factors. In addition, the allocation and investment ranges of the Portfolio may be changed from time to time upon the approval of the Smith Barney Allocation Series' Board of Directors.

The Allocation Series Balanced Portfolio Breakdown (as of 7/31/00) (unaudited)

                                    [GRAPH]

          15.36% Smith Barney Income Funds - Smith Barney Diversified
                             Strategic Income Fund
--------------------------------------------------------------------------------
Top 5 Holdings:
     GNMA 8% 30 Year
     GNMA 8.5% 30 Year
     GNMA 7.5% 30 Year
     Swedish Government
     Government of Denmark

                 10.45% Smith Barney Fundamental Value Fund Inc.
--------------------------------------------------------------------------------
Top 5 Holdings:
     Adobe Systems, Inc.
     Texas Instruments Inc.
     American Express Co.
     Intel Corp.
     American International Group Inc.

            10.24% Smith Barney Investment Funds Inc. - Smith Barney
                           Government Securities Fund
--------------------------------------------------------------------------------
Top 5 Holdings:
     GNMA 8% 30 Year
     GNMA 8.5% 30 Year
     U.S. Treasury Strips
     FNMA 8.5% 30 Year
     GNMA 7.5% 30 Year

               10.21% Smith Barney Managed Governments Fund Inc.
--------------------------------------------------------------------------------
Top 5 Holdings:
     GNMA 8% 30 Year
     FNMA 8.5% 30 Year
     GNMA 7.5% 30 Year
     GNMA 6.5% 30 Year
     GNMA 7.0% 30 Year

          9.96% Smith Barney Income Funds-Smith Barney Convertible Fund
--------------------------------------------------------------------------------
Top 5 Holdings:
     Costco Companies, Inc.
     Federated Department Stores, Inc.
     Quantum Corp.
     Diamond Offshore Drilling Inc.
     Wendy's International, Inc.

                    9.89% Smith Barney Appreciation Fund Inc.
--------------------------------------------------------------------------------
Top 5 Holdings:
     Berkshire Hathaway
     General Electric Co.
     Pfizer, Inc.
     Exxon Mobil Corp.
     Microsoft Corp.

        4.52% Smith Barney Funds, Inc. - Short-Term High Grade Bond Fund
--------------------------------------------------------------------------------
Top 5 Holdings:
     U.S. Treasury Note 5.5%
     U.S. Treasury Note 5.875%
     U.S. Treasury Note 6.75%
     Black & Decker
     The Clorox Co.

    9.78% Smith Barney Income Funds - Smith Barney Premium Total Return Fund
--------------------------------------------------------------------------------
Top 5 Holdings:
     Nabisco Group Holdings
     Safeway Inc.
     Costco Wholesale Corp.
     Federated Department Stores, Inc.
     Bristol-Myers Squibb Co.

    4.77% Smith Barney World Funds, Inc. - International All Cap Growth Fund
--------------------------------------------------------------------------------
Top 5 Holdings:
     Serco Group PLC
     Nokia Oyj
     Capita Group PLC
     Hutchinson Whampoa Ltd.
     Tomra Systems

  4.82% Smith Barney Equity Funds - Smith Barney Large Cap Blend Fund
--------------------------------------------------------------------------------
Top 5 Holdings:
     General Electric Co.
     Intel Corp.
     Cisco Systems Inc.
     Exxon Mobil Corp.
     Microsoft Corp.

             4.96% Smith Barney Funds, Inc. - Large Cap Value Fund
--------------------------------------------------------------------------------
Top 5 Holdings:
     Exxon Mobil Corp.
     The Chase Manhattan Corp.
     The Williams Cos., Inc.
     Marsh & McLennan Cos., Inc.
     Mellon Financial Corp.

    5.04% Smith Barney World Funds, Inc. - Global Government Bond Portfolio
--------------------------------------------------------------------------------
Top 5 Holdings:
     France OAT 5.25%
     Japan Government 1.8%
     Bundesrep 4.5%
     KFW International Finance
     Interamer Development 7.125%

THE BALANCED PORTFOLIO

Historical Performance -- Class A Shares
------------------------------------------------------------------------------------------------------------------------------------
                                               Net Asset Value
                              ----------------------------------------------       Income     Capital Gain         Total
Period Ended                  Beginning of Period              End of Period      Dividends   Distributions      Returns(1)
====================================================================================================================================
7/31/00                           $12.58                           $12.38           $0.22         $0.55            4.56%+
------------------------------------------------------------------------------------------------------------------------------------
1/31/00                            12.95                            12.58            0.46          0.46            4.37
------------------------------------------------------------------------------------------------------------------------------------
1/31/99                            12.62                            12.95            0.45          0.37            9.33
------------------------------------------------------------------------------------------------------------------------------------
1/31/98                            12.14                            12.62            0.54          0.36            11.59
------------------------------------------------------------------------------------------------------------------------------------
Inception*-1/31/97                 11.40                            12.14            0.45          0.00            10.64+
====================================================================================================================================
Total                                                                               $2.12         $1.74
====================================================================================================================================

Historical Performance -- Class B Shares
------------------------------------------------------------------------------------------------------------------------------------

                                               Net Asset Value
                              ----------------------------------------------       Income     Capital Gain         Total
Period Ended                  Beginning of Period              End of Period      Dividends   Distributions      Returns(1)
====================================================================================================================================
7/31/00                           $12.64                           $12.44           $0.17         $0.55            4.15%+
------------------------------------------------------------------------------------------------------------------------------------
1/31/00                            12.95                            12.64            0.29          0.46            3.48
------------------------------------------------------------------------------------------------------------------------------------
1/31/99                            12.61                            12.95            0.35          0.37            8.62
------------------------------------------------------------------------------------------------------------------------------------
1/31/98                            12.14                            12.61            0.45          0.36            10.67
------------------------------------------------------------------------------------------------------------------------------------
Inception*-1/31/97                 11.40                            12.14            0.37          0.00            9.90+
====================================================================================================================================
Total                                                                               $1.63         $1.74
====================================================================================================================================

Historical Performance -- Class L Shares
------------------------------------------------------------------------------------------------------------------------------------

                                               Net Asset Value
                              ----------------------------------------------       Income     Capital Gain         Total
Period Ended                  Beginning of Period              End of Period      Dividends   Distributions      Returns(1)
====================================================================================================================================
7/31/00                           $12.64                           $12.44           $0.17         $0.55            4.16%+
------------------------------------------------------------------------------------------------------------------------------------
1/31/00                            12.94                            12.64            0.29          0.46            3.56
------------------------------------------------------------------------------------------------------------------------------------
1/31/99                            12.61                            12.94            0.35          0.37            8.53
------------------------------------------------------------------------------------------------------------------------------------
1/31/98                            12.14                            12.61            0.45          0.36            10.67
------------------------------------------------------------------------------------------------------------------------------------
Inception*-1/31/97                 11.40                            12.14            0.37          0.00            9.90+
====================================================================================================================================
Total                                                                               $1.63         $1.74
====================================================================================================================================

Historical Performance -- Class Z Shares
------------------------------------------------------------------------------------------------------------------------------------
                                               Net Asset Value
                              ----------------------------------------------       Income     Capital Gain         Total
Period Ended                  Beginning of Period              End of Period      Dividends   Distributions      Returns(1)
====================================================================================================================================
7/31/00                                    $12.55                   $12.34           $0.24           $0.55        4.62%+
------------------------------------------------------------------------------------------------------------------------------------
1/31/00                                     12.95                    12.55            0.52            0.46        4.58
------------------------------------------------------------------------------------------------------------------------------------
1/31/99                                     12.61                    12.95            0.48            0.37        9.70
------------------------------------------------------------------------------------------------------------------------------------
1/31/98                                     12.13                    12.61            0.57            0.36        11.82
------------------------------------------------------------------------------------------------------------------------------------
Inception*-1/31/97                          12.10                    12.13            0.00            0.00        0.25+
====================================================================================================================================
Total                                                                                $1.81           $1.74
====================================================================================================================================

It is the Portfolio's policy to distribute dividends quarterly and capital gains, if any, annually.

Average Annual Total Returns
------------------------------------------------------------------------------------------------------------------------------------
                                                                    Without Sales Charges(1)
                                  --------------------------------------------------------------------------------------------------
                                            Class A                  Class B          Class L                     Class Z
====================================================================================================================================
Six Months Ended 7/31/00+                   4.56%                    4.15%            4.16%                       4.62%
------------------------------------------------------------------------------------------------------------------------------------
Year Ended 7/31/00                          6.94                     6.09             6.10                        7.17
------------------------------------------------------------------------------------------------------------------------------------
Inception* through 7/31/00                  9.02                     8.19             8.19                        8.75
====================================================================================================================================

                                                                     With Sales Charges(2)
                                  --------------------------------------------------------------------------------------------------
                                            Class A                  Class B          Class L                     Class Z
====================================================================================================================================
Six Months Ended 7/31/00+                   (0.65)%                  (0.77)%          2.12%                       4.62%
------------------------------------------------------------------------------------------------------------------------------------
Year Ended 7/31/00                          1.57                     1.18             4.05                        7.17
------------------------------------------------------------------------------------------------------------------------------------
Inception* through 7/31/00                  7.78                     8.02             7.94                        8.75
====================================================================================================================================

Cumulative Total Returns
--------------------------------------------------------------------------------
                                                        Without Sales Charges(1)
================================================================================
Class A (Inception* through 7/31/00)                            47.31%
--------------------------------------------------------------------------------
Class B (Inception* through 7/31/00)                            42.39
--------------------------------------------------------------------------------
Class L (Inception* through 7/31/00)                            42.39
--------------------------------------------------------------------------------
Class Z (Inception* through 7/31/00)                            34.54
================================================================================
(1) Assumes reinvestment of all dividends and capital gain distributions, if any, at net asset value and does not reflect the deduction of the applicable sales charges with respect to Class A and L shares or the applicable contingent deferred sales charges ("CDSC") with respect to Class B and L shares.
(2) Assumes reinvestment of all dividends and capital gain distributions, if any, at net asset value. In addition, Class A and L shares reflect the deduction of the maximum initial sales charge of 5.00% and 1.00%, respectively; and Class B shares reflect the deduction of a 5.00% CDSC, which applies if shares are redeemed within one year from purchase and declines thereafter by 1.00% per year until no CDSC is incurred. Class L shares also reflect the deduc- tion of a 1.00% CDSC, which applies if shares are redeemed within the first year of purchase.
+ Total return is not annualized, as it may not be representative of the total return for the year.
* Inception date for Class A, B and L shares is February 5, 1996 and for Class Z shares is January 17, 1997.

Growth of $10,000 Invested in Class A, B and L Shares of the Balanced Portfolio vs. the Standard & Poor's 500 Composite Stock Index, Lehman Brothers Government/Corporate Bond Index, Salomon Smith Barney One-Year Treasury Bill Index and Salomon Smith Barney World Government Bond Index
--------------------------------------------------------------------------------
February 5, 1996 - July 31, 2000 (unaudited)

                                    [GRAPH]

                 Balanced          Balanced         Balanced         Standard &    Lehman Brothers    Salomon Smith   Salomon Smith
                 Portfolio-        Portfolio-       Portfolio-       Poor's 500      Government/      Brothers One-    Barney World
                  Class A           Class B          Class L         Composite       Corporation      Year Treasury     Government
                  Shares            Shares           Shares         Stock Index      Bond Index         Bill Index      Bond Index
2/5/96             9,500            10,000           9,896            10,000           10,000            10,000          10,000
1/97              10,511            10,490          10,776            12,630            9,118            10,551          10,568
1/98              11,729            11,763          12,036            16,026           10,136            11,214          11,842
1/99              12,824            12,911          13,063            21,235           11,020            11,840          13,708
1/00              13,384            13,471          13,529            23,429           10,704            12,327          12,878
7/31/2000         13,995            14,139          14,091            24,179           11,272            12,736          12,940

The chart above represents a hypothetical illustration of $10,000 invested in Class A, B and L shares on February 5, 1996 (inception date), assuming deduction of the maximum 5.00% and 1.00% sales charge at the time of investment for Class A and L shares, respectively, the deduction of the maximum 5.00% CDSC for Class B shares and the deduction of the 1.00% CDSC for Class L shares. It also assumes reinvestment of dividends and capital gains, if any, at net asset value through July 31, 2000. The Standard & Poor's 500 Composite Stock Index is an unmanaged index composed of 500 widely held common stocks listed on the New York Stock Exchange, American Stock Exchange and the over-the-counter market. The Lehman Brothers Government/Corporate Bond Index is a combination of publicly issued intermediate- and long-term U.S. government bonds and corporate bonds. The Salomon Smith Barney One-Year Treasury Bill Index consists of one 1-Year United States Treasury bill whose return is tracked until its maturity. The Salomon Smith Barney World Government Bond Index is a market-capitalization-weighted benchmark that tracks the performance of the government bond markets of 14 countries. These indices are unmanaged and are not subject to the same management and trading expenses as a mutual fund. An investor cannot invest directly in an index. The performance of the Portfolio's other classes may be greater or less than the performance indicated on this chart, depending on whether greater or lesser sales charges and fees were incurred by shareholders investing in the other classes.

All figures represent past performance and are not a guarantee of future results. Investment returns and principal value will fluctuate, and redemption values may be more or less than the original cost. No adjustment has been made for shareholder tax liability on dividends or capital gains.

THE CONSERVATIVE PORTFOLIO

--------------------------------------------------------------------------------
                             Target Asset Allocation
--------------------------------------------------------------------------------

                                    [GRAPH]

                                30% Stock Funds
                                 70% Bond Funds

The Conservative Portfolio primarily seeks income and, secondarily, long-term growth of capital by investing the majority of its assets in funds that invest in bonds.
--------------------------------------------------------------------------------
The Conservative Portfolio primarily seeks income and, secondarily, long-term capital growth. Among the Portfolios of the Smith Barney Allocation Series, the Conservative Portfolio consists primarily of taxable bond funds, with a portion invested in stock funds that invest primarily in large-capitalization U.S. stocks.

--------------------------------------------------------------------------------
                                Index Comparison*
--------------------------------------------------------------------------------
S&P 500**                                                                  3.20%
Lehman Brothers Government/
     Corporate Bond***                                                     5.31%
Salomon Smith Barney
     High Yield Market+                                                    0.48%
Salomon Smith Barney
     One-Year Treasury Bill++                                              3.32%
--------------------------------------------------------------------------------
* The chart above represents total returns for the six months ended July 31, 2000.
** The S&P 500 Index is a market capitalization-weighted measure of 500 widely held common stocks. Please note that an investor cannot invest directly in an index.
*** The Lehman Brothers Government/Corporate Bond Index tracks the performance of the overall bond market and is a broad measure of the performance of government and corporate fixed-rate debt issues. Please note that an investor cannot invest directly in an index.
+ The Salomon Smith Barney High Yield Market Index is a broad-based unmanaged index of high yield securities. Please note that an investor cannot invest directly in an index.
++ The Salomon Smith Barney One-Year Treasury Bill Index consists of one One-Year United States Treasury Bill whose return is tracked until its maturity. Please note that an investor cannot invest directly in an index.

--------------------------------------------------------------------------------
                                Portfolio Update
--------------------------------------------------------------------------------
The Smith Barney Allocation Series Conservative Portfolio's ("Portfolio") Class A shares, without and with sales charges, returned 4.22% and a negative 0.47%, respectively, for the six months ended July 31, 2000. The chart that appears on page 32 compares the Portfolio's performance to broad-based indices that track four of the asset classes represented in the Portfolio. Past performance is not indicative of future results.

In keeping with its investment mandate, the Portfolio is largely comprised of bond funds with the remainder invested in stock funds. The Portfolio's bond funds tend to possess high-credit quality and include U.S. government debt as well as the bonds of other developed nations.

On May 16, 2000, the Fed enacted the sixth in a series of monetary policy actions that began on June 30, 1999, when the federal funds rate ("fed funds rate")1 was 4.75%. Since June 30, 1999, the Fed raised rates by 175 basis points.2 With the fed funds rate presently at 6.5%, the cumulative effect of the interest rate increases so far, we believe, may begin to have a more pronounced effect in dampening inflationary pressures in the economy.

Moreover, the plan by the U.S. Treasury to buy back more than$30 billion of its long-term debt obligations in 2000 and$50 billion in 2001 of its long-term debt obligations has led to a reduced supply in the marketplace. The U.S. Treasury's intent to retire debt, particularly at the long end of the yield curve,3 has been the most recent test for the bond market. However, the constant, yet small quantities of U.S. Treasuries, relative to outstanding supply, that were retired cumulatively have begun to have an impact on the market.

In a sharp reversal from our last report, most classes of bonds outperformed the stock market during the period. Several factors exist which largely contributed to the bond market's performance this year. Many investors believe that the growth of the economy is beginning to slow and no longer view inflation as the major threat it was a year earlier. Additionally, many investors are now convinced that the Fed may be finished with its latest round of interest rate hikes.

---------
1 The fed funds rate is the interest rate that banks with excess reserves at a Federal Reserve district bank charge other banks that need overnight loans. The fed funds rate often points to the direction of U.S. interest rates.
2    A basis point is 0.01% or one one-hundredth of a percent.
3 The yield curve is the graphical depiction of the relationship between the yield on bonds of the same credit quality but different maturities.

--------------------------------------------------------------------------------
                         Portfolio Update (continued)
--------------------------------------------------------------------------------
Due to the Treasury Department's buyback plan, the price of long-term bonds increased in relation to their short-term counterparts, as reflected by an inverted yield curve.4 Instead of a "normal" yield curve, with yields rising slowly along with the maturity of Treasury bonds, the highest yields were for shorter-term bonds. The Portfolio's stock holdings largely benefited from the recovery of many overseas economies and the continued strength of the shares of what we view as well-managed companies with a global presence.

--------------------------------------------------------------------------------
The Target Asset Allocation set forth on page 27 represents an approximate mix of investments for the Conservative Portfolio. The allocation and investment mix of the Portfolio may vary depending upon market conditions, cash flows in and out of the Portfolio and other factors. In addition, the allocation and investment ranges of the Portfolio may be changed from time to time upon the approval of the Smith Barney Allocation Series' Board of Directors.

---------
4 An inverted yield curve depicts an unusual situation when short-term interest rates are higher than long-term rates.

The Allocation Series Conservative Portfolio Breakdown(as of 7/31/00)
(unaudited)

                                    [GRAPH]

          20.30% Smith Barney Income Funds - Smith Barney Diversified
                             Strategic Income Fund
--------------------------------------------------------------------------------
Top 5 Holdings:
     GNMA 8% 30 Year
     GNMA 8.5% 30 Year
     GNMA 7.5% 30 Year
     Swedish Government
     Government of Denmark

               15.20% Smith Barney Managed Governments Fund Inc.
--------------------------------------------------------------------------------
Top 5 Holdings:
     GNMA 8% 30 Year
     FNMA 8.5% 30 Year
     GNMA 7.5% 30 Year
     GNMA 6.5% 30 Year
     GNMA 7.0% 30 Year

            10.26% Smith Barney Investment Funds Inc. - Smith Barney
                           Government Securities Fund
--------------------------------------------------------------------------------
Top 5 Holdings:
     GNMA 8% 30 Year
     GNMA 8.5% 30 Year
     U.S. Treasury Strips
     FNMA 8.5% 30 Year
     GNMA 7.5% 30 Year

        10.13% Smith Barney Income Funds - Smith Barney High Income Fund
--------------------------------------------------------------------------------
Top 5 Holdings:
     United International Holdings
     Allied Waste North America, Inc.
     United Pan Europe Communications, N.V.
     Exodus Communications, Inc.
     Nextel Communications, Inc.

         9.89% Smith Barney Income Funds - Smith Barney Convertible Fund
--------------------------------------------------------------------------------
Top 5 Holdings:
     Costco Companies, Inc.
     Federated Department Stores, Inc.
     Quantum Corp.
     Diamond Offshore Drilling Inc.
     Wendy's International, Inc.


                    9.66% Smith Barney Appreciation Fund Inc.
--------------------------------------------------------------------------------
Top 5 Holdings:
     Berkshire Hathaway
     General Electric Co.
     Pfizer, Inc.
     Exxon Mobil Corp.
     Microsoft Corp.

    5.10% Smith Barney World Funds, Inc. - Global Government Bond Portfolio
--------------------------------------------------------------------------------
Top 5 Holdings:
     France OAT 5.25%
     Japan Government 1.8%
     Bundesrep 4.5%
     KFW International Finance
     Interamer Development 7.125%

        4.74% Smith Barney Funds, Inc. - Short-Term High Grade Bond Fund
--------------------------------------------------------------------------------
Top 5 Holdings:
     U.S. Treasury Note 5.5%
     U.S. Treasury Note 5.875%
     U.S. Treasury Note 6.75%
     Black & Decker
     The Clorox Co.

    4.80% Smith Barney Income Funds - Smith Barney Premium Total Return Fund
--------------------------------------------------------------------------------
Top 5 Holdings:
     Nabisco Group Holdings
     Safeway Inc.
     Costco Wholesale Corp.
     Federated Department Stores, Inc.
     Bristol-Myers Squibb Co.

             4.90% Smith Barney Investment Funds Inc. - Smith Barney
                          Hansberger Global Value Fund
--------------------------------------------------------------------------------
Top 5 Holdings:
     XL Capital Ltd.
     Electronic Data Systems
     NCR Corp.
     American Home Products
     Bank of America Corp.

                 5.02% Smith Barney Fundamental Value Fund Inc.
--------------------------------------------------------------------------------
Top 5 Holdings:
     Adobe Systems, Inc.
     Texas Instruments Inc.
     American Express Co.
     Intel Corp.
     American International Group Inc.

Historical Performance -- Class A Shares
------------------------------------------------------------------------------------------------------------------------------------

                                               Net Asset Value
                              ----------------------------------------------       Income     Capital Gain         Total
Period Ended                  Beginning of Period              End of Period      Dividends   Distributions      Returns(1)
====================================================================================================================================
7/31/00                           $11.47                           $11.50           $0.24         $0.21            4.22%+
------------------------------------------------------------------------------------------------------------------------------------
1/31/00                            12.04                            11.47            0.55          0.25            1.96
------------------------------------------------------------------------------------------------------------------------------------
1/31/99                            12.17                            12.04            0.58          0.24            5.85
------------------------------------------------------------------------------------------------------------------------------------
1/31/98                            11.90                            12.17            0.69          0.40            11.70
------------------------------------------------------------------------------------------------------------------------------------
Inception*-1/31/97                 11.46                            11.90            0.52          0.00             8.57+
====================================================================================================================================
Total                                                                               $2.58         $1.10
====================================================================================================================================

Historical Performance -- Class B Shares
------------------------------------------------------------------------------------------------------------------------------------

                                               Net Asset Value
                              ----------------------------------------------       Income     Capital Gain         Total
Period Ended                  Beginning of Period              End of Period      Dividends   Distributions      Returns(1)
------------------------------------------------------------------------------------------------------------------------------------
7/31/00                           $11.50                           $11.53           $0.21         $0.21            3.95%+
------------------------------------------------------------------------------------------------------------------------------------
1/31/00                            12.02                            11.50            0.45          0.25            1.50
------------------------------------------------------------------------------------------------------------------------------------
1/31/99                            12.16                            12.02            0.52          0.24            5.22
------------------------------------------------------------------------------------------------------------------------------------
1/31/98                            11.89                            12.16            0.63          0.40           11.21
------------------------------------------------------------------------------------------------------------------------------------
Inception*-1/31/97                 11.46                            11.89            0.47          0.00            8.03+
====================================================================================================================================
Total                                                                               $2.28         $1.10
====================================================================================================================================

Historical Performance -- Class L Shares
------------------------------------------------------------------------------------------------------------------------------------

                                               Net Asset Value
                              ----------------------------------------------       Income     Capital Gain         Total
Period Ended                  Beginning of Period              End of Period      Dividends   Distributions      Returns(1)
------------------------------------------------------------------------------------------------------------------------------------
7/31/00                           $11.50                           $11.53           $0.22         $0.21            3.97%+
------------------------------------------------------------------------------------------------------------------------------------
1/31/00                            12.02                            11.50            0.46          0.25            1.59
------------------------------------------------------------------------------------------------------------------------------------
1/31/99                            12.16                            12.02            0.53          0.24            5.29
------------------------------------------------------------------------------------------------------------------------------------
1/31/98                            11.89                            12.16            0.64          0.40            11.25
------------------------------------------------------------------------------------------------------------------------------------
Inception*-1/31/97                 11.46                            11.89            0.47          0.00            8.08+
====================================================================================================================================
Total                                                                               $2.32         $1.10
====================================================================================================================================

It is the Portfolio's policy to distribute dividends quarterly and capital gains, if any, annually.

Average Annual Total Returns
------------------------------------------------------------------------------------------------------------------------------------
                                                                                       Without Sales Charges(1)
                                                                 -------------------------------------------------------------------
                                                                        Class A                 Class B               Class L
====================================================================================================================================
Six Months Ended 7/31/00+                                                4.22%                   3.95%                 3.97%
------------------------------------------------------------------------------------------------------------------------------------
Year Ended 7/31/00                                                       5.10                    4.61                  4.71
------------------------------------------------------------------------------------------------------------------------------------
Inception* through 7/31/00                                               7.16                    6.63                  6.69
====================================================================================================================================

                                                                                         With Sales Charges(2)
                                                                 -------------------------------------------------------------------
                                                                        Class A                 Class B               Class L
====================================================================================================================================
Six Months Ended 7/31/00+                                               (0.47)%                 (0.55)%                1.91%
------------------------------------------------------------------------------------------------------------------------------------
Year Ended 7/31/00                                                       0.40                    0.19                  2.67
------------------------------------------------------------------------------------------------------------------------------------
Inception* through 7/31/00                                               6.07                    6.45                  6.44
====================================================================================================================================

Cumulative Total Returns
--------------------------------------------------------------------------------
                                                   Without Sales Charges(1)
================================================================================
Class A (Inception* through 7/31/00)                        36.40%
--------------------------------------------------------------------------------
Class B (Inception* through 7/31/00)                         33.38
--------------------------------------------------------------------------------
Class L (Inception* through 7/31/00)                         33.72
================================================================================
(1) Assumes reinvestment of all dividends and capital gain distributions, if any, at net asset value and does not reflect the deduction of the applicable sales charge with respect to Class A and L shares or the applicable contingent deferred sales charges ("CDSC") with respect to Class B and L shares.
(2) Assumes reinvestment of all dividends and capital gain distributions, if any, at net asset value. In addition, Class A and L shares reflect the deduction of the maximum initial sales charge of 4.50% and 1.00%, respectively; Class B shares reflect the deduction of a 4.50% CDSC, which applies if shares are redeemed within one year from purchase. The CDSC declines by 0.50% the first year after purchase and thereafter by 1.00% per year until no CDSC is incurred. Class L shares also reflect the deduction of a 1.00% CDSC, which applies if shares are redeemed within the first year of purchase.
+ Total return is not annualized, as it may not be representative of the total return for the year.
*    Inception date for Class A, B and L shares is February 5, 1996.

Growth of $10,000 Invested in Class A, B and L Shares of the Conservative Portfolio vs. the Standard & Poor's 500 Composite Stock Index, Lehman Brothers Government/Corporate Bond Index, Salomon Smith Barney High Yield Market Index and Salomon Smith Barney One-Year Treasury Bill Index
--------------------------------------------------------------------------------
February 5, 1996 - July 31, 2000 (unaudited)

                                    [GRAPH]

                                                                                       Lehman       Salmon Smith   Salmon Smith
                                                                                      Brothers         Barney         Barney
                Conservative     Conservative     Conservative       Poor's 500      Government/     High Yield      One-Year
                 Portfolio-       Portfolio-       Portfolio-        Composite       Corporation       Market        Treasury
                  Class A          Class B          Class L         Stock Index      Bond Index        Index        Bill Index
2/5/96             9,550           10,000            9,896             10,000          10,000          10,000         10,000
1/97              10,369           10,353           10,596             12,630           9,118          11,049         10,551
1/98              11,581           11,614           11,900             16,026          10,136          12,693         11,214
1/99              12,259           12,342           12,529             21,235          11,020          13,050         11,840
1/00              12,499           12,631           12,728             23,429          10,704          12,973         12,327
7/31/2000         13,027           13,238           13,234             24,179          11,272          13,036         12,736

The chart above represents a hypothetical illustration of $10,000 invested in Class A, B and L shares on February 5, 1996 (inception date), assuming deduction of the maximum 4.50% and 1.00% sales charge at the time of investment for Class A and L shares, respectively, the deduction of the maximum 4.50% CDSC for Class B shares and the deduction of the 1.00% CDSC for Class L shares. It also assumes reinvestment of dividends and capital gains, if any, at net asset value through July 31, 2000. The Standard & Poor's 500 Composite Stock Index is an unmanaged index composed of 500 widely held common stocks listed on the New York Stock Exchange, American Stock Exchange and the over-the-counter market. The Lehman Brothers Government/Corporate Bond Index is a combination of publicly issued intermediate- and long-term U.S. government bonds and corporate bonds. The Salomon Smith Barney High Yield Market Index covers a significant portion of the below-investment-grade U.S. corporate bond market. The Salomon Smith Barney One-Year Treasury Bill Index consists of one 1-Year United States Treasury bill whose return is tracked until its maturity. These indices are unmanaged and are not subject to the same management and trading expenses as a mutual fund. An investor cannot invest directly in an index.

All figures represent past performance and are not a guarantee of future results. Investment returns and principal value will fluctuate, and redemption values may be more or less than the original cost. No adjustment has been made for shareholder tax liability on dividends or capital gains.

THE INCOME PORTFOLIO

--------------------------------------------------------------------------------
                             Target Asset Allocation
--------------------------------------------------------------------------------
                                    [GRAPH]
                                 10% Stock Funds
                                 90% Bond Funds

The Income Portfolio seeks high current income by investing primarily in bond funds.
--------------------------------------------------------------------------------
The Income Portfolio seeks high current income. Among the Portfolios of the Smith Barney Allocation Series, the Income Portfolio allocates most of its assets to taxable bond funds designed to generate a high level of income consistent with relative stability of principal. A small portion of the Portfolio is invested in stock funds that invest in large-capitalization U.S. stocks.

--------------------------------------------------------------------------------
                                Index Comparison*
--------------------------------------------------------------------------------
S&P 500**                                                                  3.20%
Lehman Brothers Government/
     Corporate Bond***                                                     5.31%
Salomon Smith Barney
     High Yield Market+                                                    0.48%
Salomon Smith Barney
     One-Year Treasury Bill++                                              3.32%
--------------------------------------------------------------------------------
* The chart above represents total returns for the six months ended July 31, 2000.
** The S&P 500 Index is a market capitalization-weighted measure of 500 widely held common stocks. Please note that an investor cannot invest directly in an index.
*** The Lehman Brothers Government/Corporate Bond Index tracks the performance of the overall bond market and is a broad measure of the performance of government and corporate fixed-rate debt issues. Please note that an investor cannot invest directly in an index.
+ The Salomon Smith Barney High Yield Market Index is a broad-based unmanaged index of high yield securities. Please note that an investor cannot invest directly in an index.
++ The Salomon Smith Barney One-Year Treasury Bill Index consists of one One-Year United States Treasury Bill whose return is tracked until its maturity. Please note that an investor cannot invest directly in an index.

--------------------------------------------------------------------------------
                                Portfolio Update
--------------------------------------------------------------------------------
The Smith Barney Allocation Series Income Portfolio's ("Portfolio") Class A shares, without and with sales charges, returned 3.46% and a negative 1.19% for the six months ended July 31, 2000. The chart that appears on page 37 compares the Portfolio's performance to broad-based indices that track four of the asset classes represented in the Portfolio. Past performance is not indicative of future results.

The majority of the assets in the Portfolio are invested in bond funds that invest in the debt obligations of the U.S. Government and other developed nations. During the period, bonds were impacted due in large part to the interest rate increases by the Federal Reserve Board ("Fed") and the U.S. Treasury's plan to buy back more than$30 billion of its outstanding long-term debt.

However, despite the interest rate increases by the Fed, the bond market outperformed stocks during the period. In our view, several factors exist which largely contributed to the bond market's performance in 2000. Many investors believe that the growth of the economy is beginning to slow, and no longer view inflation as the major threat it was a year ago. Additionally, many investors are now convinced that the Fed may be finished with its latest round of interest rate hikes.

--------------------------------------------------------------------------------
The Target Asset Allocation set forth above represents an approximate mix of investments for the Income Portfolio. The allocation and investment mix of the Portfolio may vary depending upon market conditions, cash flows in and out of the Portfolio and other factors. In addition, the allocation and investment ranges of the Portfolio may be changed from time to time upon the approval of the Smith Barney Allocation Series' Board of Directors.

The Allocation Series Income Portfolio Breakdown(as of 7/31/00) (unaudited)

               20.17% Smith Barney Managed Governments Fund Inc.
--------------------------------------------------------------------------------
Top 5 Holdings:
     GNMA 8% 30 Year
     FNMA 8.5% 30 Year
     GNMA 7.5% 30 Year
     GNMA 6.5% 30 Year
     GNMA 7.0% 30 Year

                20.09% Smith Barney Income Funds - Smith Barney
                       Diversified Strategic Income Fund
--------------------------------------------------------------------------------
Top 5 Holdings:
     GNMA 8% 30 Year
     GNMA 8.5% 30 Year
     GNMA 7.5% 30 Year
     Swedish Government
     Government of Denmark

        20.02% Smith Barney Income Funds - Smith Barney High Income Fund
--------------------------------------------------------------------------------
Top 5 Holdings:
     United International Holdings
     Allied Waste North America, Inc.
     United Pan Europe Communications, N.V.
     Exodus Communications, Inc.
     Nextel Communications, Inc.

            15.20% Smith Barney Investment Funds Inc. - Smith Barney
                           Government Securities Fund
--------------------------------------------------------------------------------
Top 5 Holdings:
     GNMA 8% 30 Year
     GNMA 8.5% 30 Year
     U.S. Treasury Strips
     FNMA 8.5% 30 Year
     GNMA 7.5% 30 Year

                                   [GRAPHIC]

    4.77% Smith Barney Income Funds - Smith Barney Premium Total Return Fund
--------------------------------------------------------------------------------
Top 5 Holdings:
     Nabisco Group Holdings
     Safeway Inc.
     Costco Wholesale Corp.
     Federated Department Stores, Inc.
     Bristol-Myers Squibb Co.

                    4.85% Smith Barney Appreciation Fund Inc.
--------------------------------------------------------------------------------
Top 5 Holdings:
     Berkshire Hathaway
     General Electric Co.
     Pfizer, Inc.
     Exxon Mobil Corp.
     Microsoft Corp.

         4.86% Smith Barney Income Funds - Smith Barney Convertible Fund
--------------------------------------------------------------------------------
Top 5 Holdings:
     Costco Companies, Inc.
     Federated Department Stores, Inc.
     Quantum Corp.
     Diamond Offshore Drilling Inc.
     Wendy's International, Inc.

       10.04% Smith Barney Funds, Inc. - Short-Term High Grade Bond Fund
--------------------------------------------------------------------------------
Top 5 Holdings:
     U.S. Treasury Note 5.5%
     U.S. Treasury Note 5.875%
     U.S. Treasury Note 6.75%
     Black & Decker
     The Clorox Co.

THE INCOME PORTFOLIO

Historical Performance -- Class A Shares
------------------------------------------------------------------------------------------------------------------------------------

                                               Net Asset Value
                              ----------------------------------------------       Income     Capital Gain         Total
Period Ended                  Beginning of Period              End of Period      Dividends   Distributions      Returns(1)
====================================================================================================================================
7/31/00                           $10.64                           $10.68           $0.31         $0.02             3.46%+
------------------------------------------------------------------------------------------------------------------------------------
1/31/00                            11.50                            10.64            0.63          0.11            (1.04)
------------------------------------------------------------------------------------------------------------------------------------
1/31/99                            11.75                            11.50            0.69          0.11            4.88
------------------------------------------------------------------------------------------------------------------------------------
1/31/98                            11.53                            11.75            0.77          0.29            11.44
------------------------------------------------------------------------------------------------------------------------------------
Inception*-1/31/97                 11.46                            11.53            0.63          0.00            6.39+
====================================================================================================================================
Total                                                                               $3.03         $0.53
====================================================================================================================================

Historical Performance -- Class B Shares
------------------------------------------------------------------------------------------------------------------------------------

                                               Net Asset Value
                              ----------------------------------------------       Income     Capital Gain         Total
Period Ended                  Beginning of Period              End of Period      Dividends   Distributions      Returns(1)
====================================================================================================================================
7/31/00                           $10.65                           $10.69           $0.28         $0.02            3.18%+
------------------------------------------------------------------------------------------------------------------------------------
1/31/00                            11.50                            10.65            0.58          0.11            (1.47)
------------------------------------------------------------------------------------------------------------------------------------
1/31/99                            11.76                            11.50            0.63          0.11            4.25
------------------------------------------------------------------------------------------------------------------------------------
1/31/98                            11.53                            11.76            0.70          0.29            10.93
------------------------------------------------------------------------------------------------------------------------------------
Inception*-1/31/97                 11.46                            11.53            0.58          0.00            5.89+
====================================================================================================================================
Total                                                                               $2.77         $0.53
====================================================================================================================================

Historical Performance -- Class L Shares
------------------------------------------------------------------------------------------------------------------------------------

                                               Net Asset Value
                              ----------------------------------------------       Income     Capital Gain         Total
Period Ended                  Beginning of Period              End of Period      Dividends   Distributions      Returns(1)
====================================================================================================================================
7/31/00                           $10.65                           $10.69           $0.28         $0.02            3.20%+
------------------------------------------------------------------------------------------------------------------------------------
1/31/00                            11.50                            10.65            0.58          0.11            (1.42)
------------------------------------------------------------------------------------------------------------------------------------
1/31/99                            11.76                            11.50            0.64          0.11            4.31
------------------------------------------------------------------------------------------------------------------------------------
1/31/98                            11.53                            11.76            0.71          0.29            10.98
------------------------------------------------------------------------------------------------------------------------------------
Inception*-1/31/97                 11.46                            11.53            0.59          0.00            5.94+
====================================================================================================================================
Total                                                                               $2.80         $0.53
====================================================================================================================================

It is the Portfolio's policy to distribute dividends monthly and capital gains, if any, annually.

Average Annual Total Returns
------------------------------------------------------------------------------------------------------------------------------------
                                                                             Without Sales Charges(1)
                                                 -----------------------------------------------------------------------------------
                                                                Class A                Class B                  Class L
====================================================================================================================================
Six Months Ended 7/31/00+                                       3.46%                  3.18%                    3.20%
------------------------------------------------------------------------------------------------------------------------------------
Year Ended 7/31/00                                              3.89                   3.33                     3.39
------------------------------------------------------------------------------------------------------------------------------------
Inception* through 7/31/00                                      5.52                   5.00                     5.06
====================================================================================================================================

                                                                              With Sales Charges(2)
                                                 -----------------------------------------------------------------------------------
                                                                Class A                Class B                  Class L
====================================================================================================================================
Six Months Ended 7/31/00+                                       (1.19)%                (1.32)%                  1.16%
------------------------------------------------------------------------------------------------------------------------------------
Year Ended 7/31/00                                              (0.82)                 (1.06)                   1.40
------------------------------------------------------------------------------------------------------------------------------------
Inception* through 7/31/00                                       4.45                   4.83                    4.81
====================================================================================================================================


Cumulative Total Returns
--------------------------------------------------------------------------------
                                                     Without Sales Charges(1)
================================================================================
Class A (Inception* through 7/31/00)                        27.29%
--------------------------------------------------------------------------------
Class B (Inception* through 7/31/00)                         24.49
--------------------------------------------------------------------------------
Class L (Inception* through 7/31/00)                         24.78
================================================================================
(1) Assumes reinvestment of all dividends and capital gain distributions, if any, at net asset value and does not reflect the deduction of the applicable sales charges with respect to Class A and L shares or the applicable contingent deferred sales charges ("CDSC") with respect to Class B and L shares.
(2) Assumes reinvestment of all dividends and capital gain distributions, if any, at net asset value. In addition, Class A and L shares reflect the deduction of the maximum initial sales charge of 4.50% and 1.00%, respectively; and Class B shares reflect the deduction of a 4.50% CDSC, which applies if shares are redeemed less than one year from purchase. This CDSC declines by 0.50% the first year after purchase and thereafter by 1.00% per year until no CDSC is incurred. Class L shares also reflect the deduction of a 1.00% CDSC, which applies if shares are redeemed within the first year of purchase.
+ Total return is not annualized, as it may not be representative of the total return for the year.
*    Inception date for Class A, B and L shares is February 5, 1996.

Growth of$10,000 Invested in Class A, B and L Shares of the Income Portfolio vs. the Standard & Poor's 500 Composite Stock Index, Lehman Brothers
Government/Corporate Bond Index, Salomon Smith Barney High Yield Market Index and Salomon Smith Barney One-Year Treasury Bill Index
--------------------------------------------------------------------------------
February 5, 1996 - July 31, 2000 (unaudited)

                                    [GRAPH]

                                                   Standard &     Lehman      Salomon     Salomon
                                                   Poor's 500   Government/   Brothers    Brothers
            Income         Income        Income    Composite     Corporate   High Yield   One-Year
          Portfolio-     Portfolio-    Portfolio-    Stock         Bond        Market     Treasury
           Class A        Class B       Class L      Index         Index       Index     Bill Index

2/5/96       9,550        10,000         9,896       10,000       10,000       10,000      10,000
1/97        10,160        10,139        10,385       12,630        9,118       11,049      10,551
1/98        11,322        11,297        11,636       16,026       10,136       12,693      11,214
1/99        11,875        11,946        12,137       21,235       11,020       13,050      11,840
1/00        11,751        11,880        11,965       23,429       10,704       12,973      12,327
7/31/2000   12,157        12,356        12,348       24,179       11,272       13,035      12,736


The chart above represents a hypothetical illustration of $10,000 invested in Class A, B and L shares on February 5, 1996 (inception date), assuming deduction of the maximum 4.50% and 1.00% sales charge at the time of investment for Class A and L shares, respectively, the deduction of the maximum 4.50% CDSC for Class B shares and the deduction of the 1.00% CDSC for Class L shares. It also assumes reinvestment of dividends and capital gains, if any, at net asset value through July 31, 2000. The Standard & Poor's 500 Composite Stock Index is an unmanaged index composed of 500 widely held common stocks listed on the New York Stock Exchange, American Stock Exchange and the over-the-counter market. The Lehman Brothers Government/Corporate Bond Index is a combination of publicly issued intermediate- and long-term U.S. government bonds and corporate bonds. The Salomon Smith Barney High Yield Market Index covers a significant portion of the below-investment-grade U.S. corporate bond market. The Salomon Smith Barney One-Year Treasury Bill Index consists of one 1-Year United States Treasury bill whose return is tracked until its maturity. These indices are unmanaged and are not subject to the same management and trading expenses as a mutual fund. An investor cannot invest directly in an index.

All figures represent past performance and are not a guarantee of future results. Investment returns and principal value will fluctuate, and redemption values may be more or less than the original cost. No adjustment has been made for shareholder tax liability on dividends or capital gains.

THE GLOBAL PORTFOLIO

Schedule of Investments (unaudited)                                                                    July 31, 2000
--------------------------------------------------------------------------------------------------------------------
      Shares                              Description                                                   Value
====================================================================================================================
Underlying Funds -- 99.0%
      112,607    Smith Barney Funds, Inc. - Large Cap Value Fund                                    $  1,891,806
      715,417    Smith Barney Investment Funds Inc. - Smith Barney Hansberger Global                   9,128,733
                 Value Fund
      456,571    Smith Barney Investment Funds Inc. - Smith Barney Hansberger Small Cap Value Fund     3,670,835
      210,667    Smith Barney Investment Trust - Smith Barney Large Capitalization Growth              5,475,258
                 Fund
       74,791    Smith Barney Investment Trust - Smith Barney Mid Cap Core Fund (a)                    1,717,218
      265,469    Smith Barney Small Cap Core Fund, Inc. (b)                                            3,652,861
      173,209    Smith Barney World Funds, Inc. - Emerging Markets Portfolio                           1,792,716
      357,258    Smith Barney World Funds, Inc. - International All Cap Growth Fund (c)                9,263,708
--------------------------------------------------------------------------------------------------------------------
                 Total Underlying Funds (Cost -- $33,477,828)                                       $ 36,593,135
====================================================================================================================
       Face
      Amount                              Description                                                   Value
====================================================================================================================
Repurchase Agreement -- 1.0%
$     367,000    Morgan Stanley Dean Witter & Co., 6.530% due 8/1/00; Proceeds at
                 maturity -- $367,067; (Fully collateralized by U.S. Treasury Notes,
                 4.500% to 6.375% due 8/15/00 to 2/15/07; Market value -- $367,765)
                 (Cost -- $367,000)                                                                      367,000
====================================================================================================================
                 Total Investments -- 100% (Cost -- $33,844,828*)                                   $ 36,960,135
====================================================================================================================

(a) Formerly known as Smith Barney Investment Trust - Smith Barney Mid Cap Blend Fund.
(b)  Formerly known as Smith Barney Small Cap Blend Fund, Inc.
(c) Formerly known as Smith Barney World Funds, Inc. - International Equity Portfolio.
 * Aggregate cost for Federal income tax purposes is substantially the same.

                      See Notes to Financial Statements.

THE HIGH GROWTH PORTFOLIO

Schedule of Investments (unaudited)                                                                    July 31, 2000
--------------------------------------------------------------------------------------------------------------------
      Shares                              Description                                                   Value
====================================================================================================================
Underlying Funds -- 99.5%
    1,035,508    Smith Barney Aggressive Growth Fund Inc.                                           $105,746,042
    2,687,019    Smith Barney Equity Funds - Smith Barney Large Cap Blend Fund                        42,374,288
    2,558,490    Smith Barney Funds, Inc. - Large Cap Value Fund                                      42,982,639
    8,782,199    Smith Barney Income Funds - Smith Barney High Income Fund                            83,079,602
    4,644,139    Smith Barney Investment Funds Inc. - Smith Barney Peachtree Growth Fund (a)          84,291,127
    6,718,409    Smith Barney Investment Funds Inc. - Smith Barney Hansberger Global Value Fund       85,726,900
    2,677,515    Smith Barney Investment Funds Inc. - Smith Barney Small Cap Growth Fund              41,314,054
    3,466,839    Smith Barney Investment Trust - Smith Barney Large Capitalization Growth Fund        90,103,161
    2,337,013    Smith Barney Investment Trust - Smith Barney Mid Cap Core Fund (b)                   53,657,811
   12,563,622    Smith Barney Small Cap Core Fund, Inc. (c)                                          172,875,444
    3,271,487    Smith Barney World Funds, Inc. - International All Cap Growth Fund (d)               84,829,649
--------------------------------------------------------------------------------------------------------------------
                 Total Underlying Funds (Cost -- $715,636,251)                                       886,980,717

       Face
      Amount                              Description                                                   Value
====================================================================================================================
Repurchase Agreement -- 0.5%
   $4,870,000    Morgan Stanley Dean Witter & Co., 6.530% due 8/1/00; Proceeds at maturity--$4,870,883;
                   (Fully collateralized by U.S. Treasury Notes, 4.500% to 6.375%
                   due 8/15/00 to 2/15/07;
                   Market value -- $4,880,555) (Cost -- $4,870,000)                                    4,870,000
====================================================================================================================
                 Total Investments-- 100% (Cost--$720,506,251*)                                     $891,850,717
====================================================================================================================

(a) Formerly known as Smith Barney Investment Funds Inc. - Concert Peachtree Growth Fund.
(b) Formerly known as Smith Barney Investment Trust - Smith Barney Mid Cap Blend Fund.
(c)  Formerly known as Smith Barney Small Cap Blend Fund, Inc.
(d) Formerly known as Smith Barney World Funds, Inc. - International Equity Portfolio.
*    Aggregate cost for Federal income tax purposes is substantially the same.

                      See Notes to Financial Statements.

THE GROWTH PORTFOLIO

Schedule of Investments(unaudited)                                                                            July 31, 2000
------------------------------------------------------------------------------------------------------------------------------

    Shares                                   Description                                                            Value
==============================================================================================================================
Underlying Funds -- 99.4%
     565,953   Smith Barney Aggressive Growth Fund Inc.                                                         $ 57,795,079
   5,756,813   Smith Barney Equity Funds - Smith Barney Large Cap Blend Fund                                      90,784,937
   5,363,755   Smith Barney Funds, Inc. - Large Cap Value Fund                                                    90,111,077
   9,238,298   Smith Barney Income Funds - Smith Barney High Income Fund                                          87,394,325
   5,272,956   Smith Barney Investment Funds Inc. - Smith Barney Peachtree Growth Fund (a)                        95,704,156
  10,398,893   Smith Barney Investment Funds Inc. - Smith Barney Government Securities Fund                       94,525,934
   4,096,295   Smith Barney Investment Funds Inc. - Smith Barney Hansberger Global Value Fund                     52,268,719
   8,323,182   Smith Barney Investment Funds Inc. - Smith Barney Investment Grade Bond Fund                       94,634,581
   2,578,558   Smith Barney Investment Funds Inc. - Smith Barney Small Cap Growth Fund                            39,787,144
   1,942,600   Smith Barney Investment Trust - Smith Barney Large Capitalization Growth Fund                      50,488,181
   2,981,908   Smith Barney Investment Trust - Smith Barney Mid Cap Core Fund (b)                                 68,464,599
   3,454,074   Smith Barney Small Cap Core Fund, Inc. (c)                                                         47,528,059
   3,797,930   Smith Barney World Funds, Inc. - International All Cap Growth Fund (d)                             98,480,311
------------------------------------------------------------------------------------------------------------------------------
               Total Underlying Funds (Cost -- $854,129,482)                                                     967,967,102
==============================================================================================================================

    Face
   Amount                                    Description                                                                Value
==============================================================================================================================
Repurchase Agreement -- 0.6%
$  5,405,000   Morgan Stanley Dean Witter & Co., 6.530% due 8/1/00; Proceeds at maturity -- $5,405,980;
                  (Fully collateralized by U.S. Treasury Notes, 4.500% to 6.375% due 8/15/00 to 2/15/07;
                  Market value -- $5,416,715) (Cost -- $5,405,000)                                                 5,405,000
==============================================================================================================================
               Total Investments -- 100% (Cost -- $859,534,482*)                                                $973,372,102
==============================================================================================================================

(a) Formerly known as Smith Barney Investment Funds Inc. - Concert Peachtree Growth Fund.
(b) Formerly known as Smith Barney Investment Trust - Smith Barney Mid Cap Blend Fund.
(c)  Formerly known as Smith Barney Small Cap Blend Fund, Inc.
(d) Formerly known as Smith Barney World Funds, Inc. - International Equity Portfolio.
*    Aggregate cost for Federal income tax purposes is substantially the same.

                      See Notes to Financial Statements.

THE BALANCED PORTFOLIO

Schedule of Investments(unaudited)                                                                               July 31, 2000
------------------------------------------------------------------------------------------------------------------------------

    Shares                          Description                                                                         Value
==============================================================================================================================
Underlying Funds -- 100.0%
   3,175,704   Smith Barney Appreciation Fund Inc.                                                              $ 47,762,598
   1,476,934   Smith Barney Equity Funds - Smith Barney Large Cap Blend Fund                                      23,291,255
   3,255,262   Smith Barney Fundamental Value Fund Inc.                                                           50,489,119
   1,424,706   Smith Barney Funds, Inc. - Large Cap Value Fund                                                    23,935,063
   5,472,112   Smith Barney Funds, Inc. - Short-Term High Grade Bond Fund                                         21,833,730
   3,081,499   Smith Barney Income Funds - Smith Barney Convertible Fund                                          48,102,213
  10,299,424   Smith Barney Income Funds - Smith Barney Diversified Strategic Income Fund                         74,155,854
   2,656,208   Smith Barney Income Funds - Smith Barney Premium Total Return Fund                                 47,227,384
   5,442,480   Smith Barney Investment Funds Inc. - Smith Barney Government Securities Fund                       49,472,147
   4,098,030   Smith Barney Managed Governments Fund Inc.                                                         49,299,307
   2,254,387   Smith Barney World Funds, Inc. - Global Government Bond Portfolio                                  24,324,833
     888,726   Smith Barney World Funds, Inc. - International All Cap Growth Fund (a)                             23,044,680
==============================================================================================================================
               Total Investments -- 100% (Cost -- $476,714,911*)                                                  482,938,183
==============================================================================================================================

(a) Formerly known as Smith Barney World Funds, Inc. - International Equity Portfolio.
 * Aggregate cost for Federal income tax purposes is substantially the same.

                      See Notes to Financial Statements.

THE CONSERVATIVE PORTFOLIO

Schedule of Investments(unaudited)                                                                               July 31, 2000
------------------------------------------------------------------------------------------------------------------------------

   Shares                         Description                                                                           Value
------------------------------------------------------------------------------------------------------------------------------
Underlying Funds -- 100.0%
     800,663   Smith Barney Appreciation Fund Inc.                                                              $ 12,041,981
     403,923   Smith Barney Fundamental Value Fund Inc.                                                            6,264,858
   1,482,105   Smith Barney Funds, Inc. - Short-Term High Grade Bond Fund                                          5,913,599
     789,176   Smith Barney Income Funds - Smith Barney Convertible Fund                                          12,326,937
   3,515,575   Smith Barney Income Funds - Smith Barney Diversified Strategic Income Fund                         25,312,142
   1,335,747   Smith Barney Income Funds - Smith Barney High Income Fund                                          12,636,168
     336,779   Smith Barney Income Funds - Smith Barney Premium Total Return Fund                                  5,991,304
   1,407,795   Smith Barney Investment Funds Inc. - Smith Barney Government Securities Fund                       12,796,858
     478,854   Smith Barney Investment Funds Inc. - Smith Barney Hansberger Global Value Fund                      6,110,185
   1,575,934   Smith Barney Managed Governments Fund Inc.                                                         18,958,497
     589,995   Smith Barney World Funds, Inc. - Global Government Bond Portfolio                                   6,366,048
==============================================================================================================================
               Total Investments -- 100% (Cost -- 129,251,987*)                                                 $124,718,577
==============================================================================================================================

*   Aggregate cost for Federal income tax purposes is substantially the same.

                      See Notes to Financial Statements.

THE INCOME PORTFOLIO

Schedule of Investments(unaudited)                                                                               July 31, 2000
------------------------------------------------------------------------------------------------------------------------------

   Shares                            Description                                                                        Value
==============================================================================================================================
Underlying Funds -- 100.0%
     180,601   Smith Barney Appreciation Fund Inc.                                                               $ 2,716,246
   1,410,167   Smith Barney Funds, Inc. - Short-Term High Grade Bond Fund                                          5,626,565
     174,463   Smith Barney Income Funds - Smith Barney Convertible Fund                                           2,723,374
   1,563,104   Smith Barney Income Funds - Smith Barney Diversified Strategic Income Fund                         11,254,351
   1,185,985   Smith Barney Income Funds - Smith Barney High Income Fund                                          11,219,424
     150,398   Smith Barney Income Funds - Smith Barney Premium Total Return Fund                                  2,674,068
     937,141   Smith Barney Investment Funds Inc. - Smith Barney Government Securities Fund                        8,518,607
     939,607   Smith Barney Managed Governments Fund Inc.                                                         11,303,471
==============================================================================================================================
               Total Investments -- 100% (Cost -- $60,586,532*)                                                  $56,036,106
==============================================================================================================================

*    Aggregate cost for Federal income tax purposes is substantially the same.

                      See Notes to Financial Statements.

Statements of Assets and Liabilities (unaudited)                                                                       July 31, 2000

------------------------------------------------------------------------------------------------------------------------------------

                                                   Global       High Growth     Growth        Balanced   Conservative      Income
                                                  Portfolio      Portfolio     Portfolio     Portfolio     Portfolio      Portfolio
====================================================================================================================================
Assets:
   Investments, at cost                         $33,844,828   $720,506,251  $859,534,482  $476,714,911  $129,251,987    $60,586,532
====================================================================================================================================
   Investments, at value                        $36,960,135   $891,850,717  $973,372,102  $482,938,183  $124,718,577    $56,036,106
   Cash                                                  --            802           471            --       377,392             --
   Receivable for Fund shares sold                      851        132,155       198,299        48,743        23,126          7,417
   Receivable from manager                           54,088             --            --            --            --             --
   Dividends and interest receivable                     67            883           980     2,010,977        16,500         14,148
------------------------------------------------------------------------------------------------------------------------------------
   Total Assets                                  37,015,141    891,984,557   973,571,852   484,997,903   125,135,595     56,057,671
------------------------------------------------------------------------------------------------------------------------------------
Liabilities:
   Distribution fees payable                          6,637        166,875       194,234        94,804        18,515          8,430
   Payable to bank                                      598             --            --     2,003,504            --        148,123
   Accrued expenses                                      --      1,244,262     1,342,580     1,055,259       246,770         58,753
------------------------------------------------------------------------------------------------------------------------------------
   Total Liabilities                                  7,235      1,411,137     1,536,814     3,153,567       265,285        215,306
------------------------------------------------------------------------------------------------------------------------------------
Total Net Assets                                $37,007,906   $890,573,420  $972,035,038  $481,844,336  $124,870,310    $55,842,365
====================================================================================================================================
Net Assets:
   Par value of capital shares                  $     2,913   $     53,570  $     66,042  $     38,819  $     10,846    $     5,225
   Capital paid in excess of par value           33,588,632    686,987,884   827,611,485   469,515,863   128,798,104     60,887,989
   Undistributed (overdistributed)
      net investment income                         (13,363)     7,380,147     9,613,105     1,638,118     1,337,294        295,915
   Accumulated net realized gain (loss)
      on investments                                314,417     24,807,353    20,906,786     4,428,264      (742,524)      (796,338)
   Net unrealized appreciation (depreciation)
      of investments                              3,115,307    171,344,466   113,837,620     6,223,272    (4,533,410)    (4,550,426)
------------------------------------------------------------------------------------------------------------------------------------
Total Net Assets                                 37,007,906    890,573,420   972,035,038   481,844,336   124,870,310     55,842,365
====================================================================================================================================
Shares Outstanding:
   Class A                                        1,600,459     27,414,475    29,876,515    17,643,112     5,545,798      2,611,191
   Class B                                        1,220,574     23,152,472    32,253,241    18,404,403     4,694,034      2,292,445
   Class L                                           92,179      3,003,141     3,912,716     2,724,292       606,449        321,276
   Class Z                                               --             --            --        47,323            --             --
------------------------------------------------------------------------------------------------------------------------------------
Net Asset Value:
   Class A (and redemption price)                    $12.73         $16.67        $14.69        $12.38        $11.50         $10.68
   Class B *                                         $12.67         $16.58        $14.74        $12.44        $11.53         $10.69
   Class L **                                        $12.66         $16.58        $14.74        $12.44        $11.53         $10.69
   Class Z (and redemption price)                        --             --            --        $12.34            --             --
------------------------------------------------------------------------------------------------------------------------------------
Maximum Public Offering Price Per Share:
   Class A (net asset value plus 5.26% of
      net asset value per share)                     $13.40         $17.55        $15.46        $13.03            --             --
   Class A (net asset value plus 4.71% of
      net asset value per share)                         --             --            --            --        $12.04         $11.18
   Class L (net asset value plus 1.01% of
      net asset value per share)                     $12.79         $16.75        $14.89        $12.57        $11.65         $10.80
====================================================================================================================================

* Redemption price is NAV of Class B shares reduced by a 5.00% CDSC (4.50% for the Conservative Portfolio and the Income Portfolio) if shares are redeemed within one year from purchase (See Note 2).
** Redemption price is NAV of Class L shares reduced by a 1.00% CDSC if shares are redeemed within the first year of purchase.

                      See Notes to Financial Statements.

Statements of Operations (unaudited)                                                          For the Six Months Ended July 31, 2000

------------------------------------------------------------------------------------------------------------------------------------

                                                Global       High Growth     Growth        Balanced      Conservative     Income
                                               Portfolio      Portfolio     Portfolio      Portfolio      Portfolio      Portfolio
====================================================================================================================================
Investment Income:
   Income distributions from
      Underlying Funds                       $    14,457   $  4,410,083   $ 11,021,002    $10,023,932    $ 3,476,286    $ 2,078,934
   Short-term capital gain from
      Underlying Funds                           128,816      7,129,882      3,472,818        477,719         93,598         21,112
   Interest                                       14,534        208,492        163,087         66,079             --             74
------------------------------------------------------------------------------------------------------------------------------------
   Total Investment Income                       157,807     11,748,457     14,656,907     10,567,730      3,569,884      2,100,120
------------------------------------------------------------------------------------------------------------------------------------
Expenses:
   Distribution fees (Note 2)                    107,297      2,773,496      3,295,090      1,631,205        324,223        147,042
   Other expenses                                 63,736      1,594,572      1,748,316        906,021        229,377        103,412
------------------------------------------------------------------------------------------------------------------------------------
   Total Expenses                                171,033      4,368,068      5,043,406      2,537,226        553,600        250,454
------------------------------------------------------------------------------------------------------------------------------------
Net Investment Income (Loss)                     (13,226)     7,380,389      9,613,501      8,030,504      3,016,284      1,849,666
------------------------------------------------------------------------------------------------------------------------------------
Realized and Unrealized Gain(Loss)
on Investments (Note 3):
   Realized Gain (Loss) From:
      Sale of Underlying Funds                   247,342     20,288,026     17,385,576        102,700     (1,420,381)      (894,879)
      Capital gain distributions from
         Underlying Funds                         67,192      4,520,718      3,526,097      4,457,411        677,927        221,505
------------------------------------------------------------------------------------------------------------------------------------
   Net Realized Gain (Loss)                      314,534     24,808,744     20,911,673      4,560,111       (742,454)      (673,374)
------------------------------------------------------------------------------------------------------------------------------------
   Change in Net Unrealized Appreciation
   (Depreciation) of Investments:
      Beginning of period                      5,445,094    191,598,282    138,316,028     (4,005,451)    (7,673,748)    (5,345,911)
      End of period                            3,115,307    171,344,466    113,837,620      6,223,272     (4,533,410)    (4,550,426)
------------------------------------------------------------------------------------------------------------------------------------
   Change in Net Unrealized
      Appreciation (Depreciation)             (2,329,787)   (20,253,816)   (24,478,408)    10,228,723      3,140,338        795,485
------------------------------------------------------------------------------------------------------------------------------------
Net Gain (Loss) on Investments                (2,015,253)     4,554,928     (3,566,735)    14,788,834      2,397,884        122,111
------------------------------------------------------------------------------------------------------------------------------------
Increase (Decrease) in Net Assets
   From Operations                           $(2,028,479)  $ 11,935,317   $  6,046,766    $22,819,338    $ 5,414,168    $ 1,971,777
====================================================================================================================================

                      See Notes to Financial Statements.

Statements of Changes in Net Assets (unaudited)                                               For the Six Months Ended July 31, 2000
------------------------------------------------------------------------------------------------------------------------------------

                                                Global     High Growth       Growth         Balanced      Conservative     Income
                                               Portfolio    Portfolio       Portfolio       Portfolio       Portfolio     Portfolio
====================================================================================================================================
Operations:
   Net investment income (loss)              $   (13,226) $   7,380,389  $   9,613,501  $   8,030,504   $  3,016,284    $ 1,849,666
   Net realized gain (loss)                      314,534     24,808,744     20,911,673      4,560,111       (742,454)      (673,374)
   Change in net unrealized
      appreciation (depreciation)             (2,329,787)   (20,253,816)   (24,478,408)    10,228,723      3,140,338        795,485
------------------------------------------------------------------------------------------------------------------------------------
   Increase (Decrease) in Net Assets
      From Operations                         (2,028,479)    11,935,317      6,046,766     22,819,338      5,414,168      1,971,777
------------------------------------------------------------------------------------------------------------------------------------
Distributions to Shareholders From:
   Net investment income                          (6,896)      (962,350)      (962,958)    (7,841,293)    (2,511,644)    (1,597,049)
   Net realized gains                           (718,042)   (18,622,713)   (31,701,113)   (20,614,430)    (2,259,793)       (90,229)
------------------------------------------------------------------------------------------------------------------------------------
   Decrease in Net Assets From
      Distributions to Shareholders             (724,938)   (19,585,063)   (32,664,071)   (28,455,723)    (4,771,437)    (1,687,278)
------------------------------------------------------------------------------------------------------------------------------------
Fund Share Transactions (Note 5):
   Net proceeds from sale of shares            8,811,767    111,702,918    102,091,384     56,944,682     11,551,912      3,239,859
   Net asset value of shares issued
      for reinvestment of dividends              724,170     19,439,289     32,277,695     27,986,911      4,683,461      1,532,605
   Cost of shares reacquired                  (3,057,638)  (105,209,637)  (120,137,067)  (121,823,891)   (34,196,670)   (13,325,168)
------------------------------------------------------------------------------------------------------------------------------------
   Increase (Decrease) in Net Assets
      From Fund Share Transactions             6,478,299     25,932,570     14,232,012    (36,892,298)   (17,961,297)    (8,552,704)
------------------------------------------------------------------------------------------------------------------------------------
Increase (Decrease) in Net Assets              3,724,882     18,282,824    (12,385,293)   (42,528,683)   (17,318,566)    (8,268,205)

Net Assets:
   Beginning of period                        33,283,024    872,290,596    984,420,331    524,373,019    142,188,876     64,110,570
------------------------------------------------------------------------------------------------------------------------------------
   End of period*                            $37,007,906  $ 890,573,420  $ 972,035,038  $ 481,844,336   $124,870,310    $55,842,365
====================================================================================================================================
* Includes undistributed (overdistributed)
   net investment income of:                    $(13,363)    $7,380,147     $9,613,105     $1,638,118     $1,337,294       $295,915
====================================================================================================================================

                      See Notes to Financial Statements.

Statements of Changes in Net Assets                                                              For the Year Ended January 31, 2000

------------------------------------------------------------------------------------------------------------------------------------

                                                Global       High Growth      Growth        Balanced    Conservative       Income
                                               Portfolio      Portfolio      Portfolio      Portfolio     Portfolio       Portfolio
====================================================================================================================================
Operations:
   Net investment income                     $   356,795  $  23,968,190  $  25,969,227  $  16,921,137   $  6,677,677   $  3,902,046
   Net realized gain                             768,188     31,085,233     42,160,708     26,492,940      3,260,834        168,875
   Change in net unrealized
      appreciation (depreciation)              4,771,898     81,015,481     22,714,645    (22,339,498)    (7,400,335)    (4,971,682)
------------------------------------------------------------------------------------------------------------------------------------
   Increase (Decrease) in Net Assets
      From Operations                          5,896,881    136,068,904     90,844,580     21,074,579      2,538,176       (900,761)
------------------------------------------------------------------------------------------------------------------------------------
Distributions to Shareholders From:
   Net investment income                        (350,036)   (23,006,082)   (25,775,265)   (15,871,205)    (6,218,143)    (3,825,788)
   Net realized gains                            (93,715)   (17,458,064)   (21,941,148)   (19,103,907)    (3,129,896)      (678,070)
------------------------------------------------------------------------------------------------------------------------------------
   Decrease in Net Assets From
      Distributions to Shareholders             (443,751)   (40,464,146)   (47,716,413)   (34,975,112)    (9,348,039)    (4,503,858)
------------------------------------------------------------------------------------------------------------------------------------
Fund Share Transactions (Note 5):
   Net proceeds from sale of shares           13,607,471    183,979,921    204,689,191    136,513,861     46,615,913     20,001,410
   Net asset value of shares issued
      for reinvestment of dividends              443,640     40,151,190     47,063,404     34,380,067      9,153,577      4,086,902
   Cost of shares reacquired                  (6,451,424)  (175,452,046)  (214,147,076)  (179,562,239)   (50,236,057)   (29,405,407)
------------------------------------------------------------------------------------------------------------------------------------
   Increase (Decrease) in Net Assets
      From Fund Share Transactions             7,599,687     48,679,065     37,605,519     (8,668,311)     5,533,433     (5,317,095)
------------------------------------------------------------------------------------------------------------------------------------
Increase (Decrease) in Net Assets             13,052,817    144,283,823     80,733,686    (22,568,844)    (1,276,430)   (10,721,714)

Net Assets:
   Beginning of year                          20,230,207    728,006,773    903,686,645    546,941,863    143,465,306     74,832,284
------------------------------------------------------------------------------------------------------------------------------------
   End of year*                              $33,283,024  $ 872,290,596  $ 984,420,331  $ 524,373,019   $142,188,876   $ 64,110,570
====================================================================================================================================
* Includes undistributed
   net investment income of:                      $6,759       $962,108       $962,562     $1,448,907       $832,654        $43,298
====================================================================================================================================

                      See Notes to Financial Statements.

Notes to Financial Statements (unaudited)
--------------------------------------------------------------------------------
1. Significant Accounting Policies
The Global, High Growth, Growth, Balanced, Conservative and Income Portfolios ("Portfolios") are separate investment portfolios of the Smith Barney Allocation Series Inc. ("Fund"), formerly known as Smith Barney Concert Allocation Series Inc. The Fund, a Maryland corporation, is registered under the Investment Company Act of 1940, as amended, as a non-diversified, open-end management investment company and consists of these portfolios and five other separate investment portfolios: Select High Growth, Select Growth, Select Balanced, Select Conservative and Select Income Portfolios. The Portfolios invest in other mutual funds ("Underlying Funds") managed by SSB Citi Fund Management LLC ("SSBC"), a subsidiary of Salomon Smith Barney Holdings Inc. ("SSBH") which, in turn, is a subsidiary of Citigroup Inc. ("Citigroup"). The financial statements and financial highlights for the other portfolios are presented in a separate shareholder report.

The significant accounting policies consistently followed by the Fund are: (a) security transactions are accounted for on trade date; (b) investments in the Underlying Funds are valued at the closing net asset value per share of each Underlying Fund on the day of valuation; (c) income distributions and short-term capital gain distributions from Underlying Funds are recorded on the ex-dividend date as investment income and interest income is recorded on an accrual basis;
(d) long-term capital gains from Underlying Funds are recorded on the ex-dividend date as realized gains; (e) gains or losses on the sale of Underlying Funds are calculated by using the specific identification method; (f) dividends and distributions to shareholders are recorded on the ex-dividend date; (g) the Fund intends to comply with the applicable provisions of the Internal Revenue Code of 1986, as amended, pertaining to regulated investment companies to make distributions of taxable income sufficient to relieve it from substantially all Federal income and excise taxes; (h) the character of income and gains to be distributed are determined in accordance with income tax regulations which may differ from generally accepted accounting principles; (i) direct expenses are charged to each class of each portfolio; management fees are allocated on the basis of the relative net assets of each class; and (j) estimates and assumptions are required to be made regarding assets, liabilities and changes in net assets resulting from operations when financial statements are prepared. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ.

2. Management Agreement and Other Transactions
SSBC is the investment manager for the Fund. Each Portfolio pays SSBC a monthly fee calculated at an annual rate of 0.35% of the average daily net assets. From this fee all expenses of the Fund are deducted except for Rule 12b-1 Plan Distribution fees and extraordinary expenses. If expenses exceed the 0.35% fee, the excess amount is paid on behalf of the Fund by SSBC.

Citi Fiduciary Trust Company ("CFTC"), formerly known as Smith Barney Private Trust Company, another subsidiary of Citigroup, acts as the Portfolios' transfer agent and PFPC Global Fund Services ("PFPC") acts as the Portfolios' sub-transfer agent. CFTC receives account fees and asset-based fees that vary according to account size and type of account. PFPC is responsible for shareholder recordkeeping and financial processing for all shareholder accounts. During the six months ended July 31, 2000, the Portfolios paid transfer agent fees of$417,208 to CFTC.

Effective June 5, 2000, Salomon Smith Barney Inc. ("SSB"), another subsidiary of SSBH, became the Portfolios' distributor replacing CFBDS, Inc. ("CFBDS"). In addition, SSB acts as the primary broker for the Portfolios' portfolio agency transactions. Certain other broker-dealers, continue to sell Portfolio shares to the public as members of the selling group.

The Global, High Growth, Growth and Balanced Portfolios have a contingent deferred sales charge ("CDSC") of 5.00% on Class B shares, which applies if redemption occurs within one year from purchase and declines thereafter by 1.00% per year until no CDSC is incurred. The Conservative and Income Portfolios have a CDSC of 4.50% on Class B shares, which applies if redemption occurs less than one year from purchase and declines by 0.50% the first year after purchase and thereafter by 1.00% per year until no CDSC is incurred. Class L shares also have a 1.00% CDSC which applies if redemption occurs within the first year of purchase. In certain cases, Class A shares also have a 1.00% CDSC, which applies if redemption occurs within the first year of purchase. This CDSC only applies to those purchases of Class A shares, which, when combined with current holdings of Class A shares, equal or exceed $500,000 in the aggregate. These purchases do not incur an initial sales charge.

For the six months ended July 31, 2000, SSB and CFBDS received sales charges of approximately $184,000 and $82,000 on sales of the Portfolios' Class A and L shares, respectively. In addition, CDSCs paid to SSB were approximately:

Portfolio                            Class A       Class B         Class L
================================================================================
Global                                $  --          4,000             --
High Growth                              --         86,000          5,000
Growth                                   --        187,000          8,000
Balanced                                 --        121,000          3,000
Conservative                             --         15,000             --
Income                                   --         14,000          1,000
================================================================================

Pursuant to a Distribution Plan, the Portfolios pay a service fee with respect to their Class A, B and L shares calculated at an annual rate of 0.25% of the average daily net assets of each respective class. In addition, the Global, High Growth, Growth and Balanced Portfolios each pay a distribution fee with respect to their Class B and L shares calculated at an annual rate of 0.75% of the average daily net assets of each class. The Conservative and Income Portfolios each pay a distribution fee with respect to their Class B and L shares calculated at the annual rates of 0.50% and 0.45%, respectively, of the average daily net assets of each class.

--------------------------------------------------------------------------------

For the six months ended July 31, 2000, total Distribution Plan fees were as follows:

Portfolio                         Class A          Class B          Class L
--------------------------------------------------------------------------------
Global                          $   24,936       $   77,271       $    5,090
High Growth                        577,355        1,949,462          246,679
Growth                             554,860        2,444,863          295,367
Balanced                           277,878        1,183,431          169,896
Conservative                        82,795          217,566           23,862
Income                              36,833           97,782           12,427
--------------------------------------------------------------------------------

All officers and one Director of the Fund are employees of SSB.

3. Investments
During the six months ended July 31, 2000, the aggregate cost of purchases and proceeds from sales of investments (including maturities, but excluding short-term securities) were as follows:

Portfolio                                        Purchases           Sales
--------------------------------------------------------------------------------
Global                                         $  7,692,541      $ 1,613,745
High Growth                                     100,416,325       80,111,525
Growth                                           73,310,953       81,373,495
Balanced                                          6,749,290       61,400,000
Conservative                                             --       19,699,288
Income                                                   --        8,301,423
--------------------------------------------------------------------------------

At July 31, 2000, the aggregate gross unrealized appreciation and depreciation of investments for Federal income tax purposes were substantially as follows:

                                                                Net Unrealized
                                                                 Appreciation
Portfolio                     Appreciation     Depreciation     (Depreciation)
--------------------------------------------------------------------------------
Global                        $  4,008,948     $   (893,641)    $  3,115,307
High Growth                    194,689,373      (23,344,907)     171,344,466
Growth                         155,938,599      (42,100,979)     113,837,620
Balanced                        26,842,382      (20,619,110)       6,223,272
Conservative                     2,549,292       (7,082,702)      (4,533,410)
Income                              24,290       (4,574,716)      (4,550,426)
--------------------------------------------------------------------------------

4. Repurchase Agreements
The Portfolios purchase (and their custodian takes possession of) U.S. government securities from banks and securities dealers subject to agreements to resell the securities to the sellers at a future date (generally, the next business day) at an agreed-upon higher repurchase price. The Portfolios require continual maintenance of the market value of the collateral in amounts at least equal to the repurchase price.

5. Capital Shares
At July 31, 2000, the Fund had 5.5 billion shares of capital stock authorized with a par value of $0.001 per share. The Portfolios have the ability to issue multiple classes of shares. Each share of a class represents an identical interest in the Portfolios and has the same rights, except that each class bears certain expenses specifically related to the distribution of its shares.

--------------------------------------------------------------------------------

At July 31, 2000, total paid-in capital amounted to the following for each class:


Portfolio                               Class A            Class B             Class L           Class Z
-----------------------------------------------------------------------------------------------------------
Global                                $ 18,548,886       $ 13,874,305       $  1,168,354        $        --
High Growth                            353,657,040        294,224,157         39,160,257                 --
Growth                                 379,470,733        400,052,735         48,154,059                 --
Balanced                               214,668,454        222,075,601         32,604,804            205,823
Conservative                            65,816,230         55,873,271          7,119,449                 --
Income                                  30,431,814         26,746,909          3,714,491                 --

Transactions in shares of each class within each Portfolio were as follows:
                                          Six Months Ended July 31, 2000        Year Ended January 31, 2000
                                          ------------------------------        ---------------------------
                                           Shares             Amount              Shares           Amount
===========================================================================================================
GLOBAL PORTFOLIO:
Class A
   Shares sold                             362,366       $  4,994,028            622,065          7,564,934
   Shares issued on reinvestment            31,678            401,359             21,526            303,911
   Shares reacquired                      (120,136)        (1,653,667)          (281,617)        (3,453,034)
-----------------------------------------------------------------------------------------------------------
   Net Increase                            273,908       $  3,741,720            361,974       $  4,415,811
===========================================================================================================
Class B
   Shares sold                             235,191       $  3,210,912            456,639       $  5,529,294
   Shares issued on reinvestment            23,840            300,624              9,569            133,382
   Shares reacquired                       (92,897)        (1,274,345)          (238,917)        (2,905,174)
-----------------------------------------------------------------------------------------------------------
   Net Increase                            166,134       $  2,237,720            227,291       $  2,757,502
===========================================================================================================
Class L
   Shares sold                              44,405       $    606,827             40,493       $    513,243
   Shares issued on reinvestment             1,760             22,187                452              6,347
   Shares reacquired                        (9,516)          (129,626)            (7,367)           (93,216)
-----------------------------------------------------------------------------------------------------------
   Net Increase                             36,649       $    499,388             33,578       $    426,374
===========================================================================================================
HIGH GROWTH PORTFOLIO:
Class A
   Shares sold                           3,468,123       $ 60,555,501          6,135,918       $ 95,762,765
   Shares issued on reinvestment           632,549         10,430,728          1,276,427         21,787,655
   Shares reacquired                    (2,925,944)       (51,182,784)        (5,752,212)       (89,823,483)
-----------------------------------------------------------------------------------------------------------
   Net Increase                          1,174,728       $ 19,803,445          1,660,133       $ 27,726,937
===========================================================================================================
Class B
   Shares sold                           2,272,238       $ 39,461,667          4,494,596       $ 69,681,759
   Shares issued on reinvestment           486,274          7,974,895            938,822         15,933,726
   Shares reacquired                    (2,015,372)       (35,175,983)        (4,508,234)       (70,071,478)
-----------------------------------------------------------------------------------------------------------
   Net Increase                            743,140       $ 12,260,579            925,184       $ 15,544,007
===========================================================================================================
Class L
   Shares sold                             492,168       $  8,543,760            922,114       $ 14,353,773
   Shares issued on reinvestment            62,990          1,033,666            114,059          1,937,349
   Shares reacquired                      (296,573)        (5,155,657)          (854,726)       (13,223,757)
-----------------------------------------------------------------------------------------------------------
   Net Increase                            258,585       $  4,421,769            181,447       $  3,067,365
===========================================================================================================
Class Z+
   Shares sold                             179,736       $  3,141,990            264,790       $  4,181,624
   Shares issued on reinvestment                --                 --             28,805            492,460
   Shares reacquired                      (776,997)       (13,695,213)          (148,132)        (2,333,328)
-----------------------------------------------------------------------------------------------------------
   Net Increase (Decrease)                (597,261)      $(10,553,223)           145,463       $  2,340,756
===========================================================================================================
+    On July 5, 2000, Class Z shares were fully redeemed.

--------------------------------------------------------------------------------

                                         Six Months Ended July 31, 2000        Year Ended January 31, 2000
                                         ------------------------------        ---------------------------
                                           Shares            Amount              Shares            Amount
===========================================================================================================
GROWTH PORTFOLIO:
Class A
   Shares sold                           3,588,422       $ 55,621,194          6,822,699       $ 99,916,712
   Shares issued on reinvestment         1,043,447         15,223,887          1,505,014         22,951,042
   Shares reacquired                    (3,389,400)       (52,674,862)        (6,799,898)       (99,881,076)
-----------------------------------------------------------------------------------------------------------
   Net Increase                          1,242,469       $ 18,170,219          1,527,815       $ 22,986,678
===========================================================================================================
Class B
   Shares sold                           2,411,289       $ 37,514,844          5,869,454       $ 86,203,729
   Shares issued on reinvestment         1,039,312         15,225,922          1,384,746         21,190,814
   Shares reacquired                    (3,218,944)       (50,139,101)        (6,519,592)       (96,109,685)
-----------------------------------------------------------------------------------------------------------
   Net Increase                            231,657       $  2,601,665            734,608       $ 11,284,858
===========================================================================================================
Class L
   Shares sold                             492,278       $  7,663,492          1,066,462       $ 15,695,754
   Shares issued on reinvestment           124,770          1,827,886            160,938          2,461,856
   Shares reacquired                      (497,068)        (7,705,507)        (1,116,824)       (16,427,203)
-----------------------------------------------------------------------------------------------------------
   Net Increase                            119,980       $  1,785,871            110,576       $  1,730,407
===========================================================================================================
Class Z+
   Shares sold                              82,765       $  1,291,854            195,145       $  2,872,996
   Shares issued on reinvestment                --                 --             30,311            459,692
   Shares reacquired                      (620,209)        (9,617,597)          (117,495)        (1,729,112)
-----------------------------------------------------------------------------------------------------------
   Net Increase (Decrease)                (537,444)      $ (8,325,743)           107,961       $  1,603,576
===========================================================================================================
BALANCED PORTFOLIO:
Class A
   Shares sold                           1,917,142       $ 24,767,246          4,909,981       $ 63,180,938
   Shares issued on reinvestment         1,041,310         13,063,777          1,262,399         16,057,604
   Shares reacquired                    (2,988,999)       (38,678,510)        (6,079,104)       (78,225,950)
-----------------------------------------------------------------------------------------------------------
   Net Increase (Decrease)                 (30,547)      $   (847,487)            93,276       $  1,012,592
===========================================================================================================
Class B
   Shares sold                           1,539,330       $ 19,975,926          3,993,019       $ 51,415,341
   Shares issued on reinvestment         1,001,367         12,602,935          1,096,736         13,958,085
   Shares reacquired                    (2,996,403)       (38,958,735)        (5,366,542)       (68,934,698)
-----------------------------------------------------------------------------------------------------------
   Net Decrease                           (455,706)      $ (6,379,874)          (276,787)      $ (3,561,272)
===========================================================================================================
Class L
   Shares sold                             341,315       $  4,431,203            760,050       $  9,796,888
   Shares issued on reinvestment           140,698          1,768,733            152,782          1,944,042
   Shares reacquired                      (446,517)        (5,794,305)          (913,426)       (11,707,779)
-----------------------------------------------------------------------------------------------------------
   Net Increase (Decrease)                  35,496       $    405,631               (594)      $     33,151
===========================================================================================================
Class Z
   Shares sold                             602,428       $  7,770,307            945,905        $12,120,694
   Shares issued on reinvestment            42,411            551,466            190,416          2,420,336
   Shares reacquired                    (2,959,798)       (38,392,341)        (1,609,785)       (20,693,812)
-----------------------------------------------------------------------------------------------------------
   Net Decrease                         (2,314,959)      $(30,070,568)          (473,464)      $ (6,152,782)
===========================================================================================================

+    On July 5, 2000, Class Z shares were fully redeemed.

--------------------------------------------------------------------------------

                                         Six Months Ended July 31, 2000         Year Ended January 31, 2000
                                         ------------------------------         ---------------------------
                                            Shares           Amount              Shares            Amount
===========================================================================================================
CONSERVATIVE PORTFOLIO:
Class A
   Shares sold                             572,235       $  6,681,175          1,961,746       $ 23,263,203
   Shares issued on reinvestment           215,027          2,500,211            412,102          4,824,123
   Shares reacquired                    (1,372,945)       (16,009,794)        (2,188,217)       (25,913,762)
-----------------------------------------------------------------------------------------------------------
   Net Increase (Decrease)                (585,683)      $ (6,828,408)           185,631       $  2,173,564
===========================================================================================================
Class B
   Shares sold                             325,081       $  3,812,748          1,765,244       $ 21,004,694
   Shares issued on reinvestment           167,296          1,949,661            336,293          3,939,093
   Shares reacquired                    (1,442,881)       (16,915,024)        (1,861,174)       (21,953,525)
-----------------------------------------------------------------------------------------------------------
   Net Increase (Decrease)                (950,504)      $(11,152,615)           240,363       $  2,990,262
===========================================================================================================
Class L
   Shares sold                              90,317       $  1,057,989            198,951       $  2,348,016
   Shares issued on reinvestment            20,061            233,589             33,335            390,361
   Shares reacquired                      (108,741)        (1,271,852)          (201,238)        (2,368,770)
-----------------------------------------------------------------------------------------------------------
   Net Increase                              1,637       $     19,726             31,048       $    369,607
===========================================================================================================
INCOME PORTFOLIO:
Class A
   Shares sold                             153,253       $  1,642,941          1,022,474       $ 11,339,602
   Shares issued on reinvestment            78,652            839,270            197,909          2,174,642
   Shares reacquired                      (638,289)        (6,838,650)        (1,368,490)       (15,148,888)
-----------------------------------------------------------------------------------------------------------
   Net Decrease                           (406,384)      $ (4,356,439)          (148,107)      $ (1,634,644)
===========================================================================================================
Class B
   Shares sold                             111,003       $  1,189,875            624,103       $  6,945,122
   Shares issued on reinvestment            58,333            623,024            156,566          1,722,038
   Shares reacquired                      (534,203)        (5,730,807)        (1,122,358)       (12,412,069)
-----------------------------------------------------------------------------------------------------------
   Net Decrease                           (364,867)      $ (3,917,908)          (341,689)      $ (3,744,909)
===========================================================================================================
Class L
   Shares sold                              37,982       $    407,043            154,679       $  1,716,686
   Shares issued on reinvestment             6,584             70,311             17,299            190,222
   Shares reacquired                       (70,521)          (755,711)          (167,729)        (1,844,450)
-----------------------------------------------------------------------------------------------------------
   Net Increase (Decrease)                 (25,955)      $   (278,357)             4,249       $     62,458
===========================================================================================================

Financial Highlights
--------------------------------------------------------------------------------
For a share of each class of capital stock outstanding throughout each year ended January 31, except where noted:

                                                              Class A
                                                ------------------------------------
GLOBAL PORTFOLIO                                2000(1)(2)    2000(2)    1999(2)(3)
====================================================================================
Net Asset Value, Beginning of Period            $13.67        $11.16      $11.40
------------------------------------------------------------------------------------
Income (Loss) From Operations:
   Net investment income(4)                       0.02          0.21        0.07
   Net realized and unrealized gain (loss)       (0.71)         2.54       (0.26)
------------------------------------------------------------------------------------
Total Income (Loss) From Operations              (0.69)         2.75       (0.19)
------------------------------------------------------------------------------------
Less Distributions From:
   Net investment income                         (0.00)*       (0.20)      (0.04)
   Net realized gains                            (0.25)        (0.04)      (0.01)
------------------------------------------------------------------------------------
Total Distributions                              (0.25)        (0.24)      (0.05)
------------------------------------------------------------------------------------
Net Asset Value, End of Period                  $12.73        $13.67      $11.16
------------------------------------------------------------------------------------
Total Return                                     (4.99)%++     24.57%      (1.60)%++
------------------------------------------------------------------------------------
Net Assets, End of Period (000's)              $20,377       $18,133     $10,766
------------------------------------------------------------------------------------
Ratios to Average Net Assets:
   Expenses                                       0.60%+        0.60%       0.59%+
   Net investment income                          0.27+         1.73        0.80+
------------------------------------------------------------------------------------
Portfolio Turnover Rate                              5%            0%          0%
====================================================================================

(1)  For the six months ended July 31, 2000 (unaudited).
(2) Per share amounts have been calculated using the monthly average shares method.
(3)  For the period from March 9, 1998 (inception date) to January 31, 1999.
(4) Net investment income per share includes short-term capital gain distributions from Underlying Funds.
*    Amount represents less than $0.01.
++ Total return is not annualized, as it may not be representative of the total return for the year.
+    Annualized.

--------------------------------------------------------------------------------
For a share of each class of capital stock outstanding throughout each year ended January 31, except where noted:


                                                               Class B
                                                -------------------------------------
GLOBAL PORTFOLIO                                2000(1)(2)    2000(2)     1999(2)(3)
=====================================================================================
Net Asset Value, Beginning of Period            $13.65        $11.15      $11.40
-------------------------------------------------------------------------------------
Income (Loss) From Operations:
   Net investment income (loss)(4)               (0.03)         0.10        0.00*
   Net realized and unrealized gain (loss)       (0.70)         2.53       (0.24)
-------------------------------------------------------------------------------------
Total Income (Loss) From Operations              (0.73)         2.63       (0.24)
-------------------------------------------------------------------------------------
Less Distributions From:
   Net investment income                            --         (0.09)         --
   Net realized gains                            (0.25)        (0.04)      (0.01)
-------------------------------------------------------------------------------------
Total Distributions                              (0.25)        (0.13)      (0.01)
------------------------------------------------------------------------------------
Net Asset Value, End of Period                  $12.67        $13.65      $11.15
-------------------------------------------------------------------------------------
Total Return                                     (5.33)%++     23.59%      (2.16)%++
-------------------------------------------------------------------------------------
Net Assets, End of Period (000's)              $15,463       $14,392      $9,220
-------------------------------------------------------------------------------------
Ratios to Average Net Assets:
   Expenses                                       1.35%+        1.35%       1.32%+
   Net investment income (loss)                  (0.49)+        0.83        0.06+
-------------------------------------------------------------------------------------
Portfolio Turnover Rate                              5%            0%          0%
=====================================================================================

(1)  For the six months ended July 31, 2000 (unaudited).
(2) Per share amounts have been calculated using the monthly average shares method.
(3)  For the period from March 9, 1998 (inception date) to January 31, 1999.
(4) Net investment income (loss) per share includes short-term capital gain distributions from Underlying Funds.
*    Amount represents less than $0.01.
++ Total return is not annualized, as it may not be representative of the total return for the year.
+    Annualized.

--------------------------------------------------------------------------------
For a share of each class of capital stock outstanding throughout each year ended January 31, except where noted:

                                                               Class L
                                               -----------------------------------------
GLOBAL PORTFOLIO                               2000(1)(2)     2000(2)     1999(2)(3)(4)
========================================================================================
Net Asset Value, Beginning of Period            $13.64        $11.14      $11.40
----------------------------------------------------------------------------------------
Income (Loss) From Operations:
   Net investment income (loss)(5)               (0.03)         0.30       (0.02)
   Net realized and unrealized gain (loss)       (0.70)         2.33       (0.23)
----------------------------------------------------------------------------------------
Total Income (Loss) From Operations              (0.73)         2.63       (0.25)
----------------------------------------------------------------------------------------
Less Distributions From:
   Net investment income                            --         (0.09)         --
   Net realized gains                            (0.25)        (0.04)      (0.01)
----------------------------------------------------------------------------------------
Total Distributions                              (0.25)        (0.13)      (0.01)
----------------------------------------------------------------------------------------
Net Asset Value, End of Period                  $12.66        $13.64      $11.14
----------------------------------------------------------------------------------------
Total Return                                     (5.33)%++     23.61%      (2.25)%++
----------------------------------------------------------------------------------------
Net Assets, End of Period (000's)               $1,168        $  758      $  244
----------------------------------------------------------------------------------------
Ratios to Average Net Assets:
   Expenses                                       1.35%+        1.35%       1.32%+
   Net investment income (loss)                  (0.39)+        2.36       (0.12)+
----------------------------------------------------------------------------------------
Portfolio Turnover Rate                              5%            0%          0%
========================================================================================

(1)  For the six months ended July 31, 2000 (unaudited).
(2) Per share amounts have been calculated using the monthly average shares method.
(3)  For the period from March 9, 1998 (inception date) to January 31, 1999.
(4)  On June 12, 1998, Class C shares were renamed Class L shares.
(5) Net investment income (loss) per share includes short-term capital gain distributions from Underlying Funds.
++ Total return is not annualized, as it may not be representative of the total return for the year.
+    Annualized.

--------------------------------------------------------------------------------
For a share of each class of capital stock outstanding throughout each year ended January 31, except where noted:

                                                                       Class A Shares
                                             ------------------------------------------------------------------
HIGH GROWTH PORTFOLIO                          2000(1)(2)     2000(2)      1999(2)      1998         1997(3)
===============================================================================================================
Net Asset Value, Beginning of Period           $16.81         $14.86       $12.97       $12.41       $11.40
---------------------------------------------------------------------------------------------------------------
Income From Operations:
   Net investment income(4)                      0.17           0.54         0.09         0.11         0.20
   Net realized and unrealized gain              0.09           2.29         2.36         0.91         1.05
---------------------------------------------------------------------------------------------------------------
Total Income From Operations                     0.26           2.83         2.45         1.02         1.25
Less Distributions From:
   Net investment income                        (0.04)         (0.53)       (0.08)       (0.13)       (0.20)
   Net realized gains                           (0.36)         (0.35)       (0.48)       (0.33)       (0.04)
---------------------------------------------------------------------------------------------------------------
Total Distributions                             (0.40)         (0.88)       (0.56)       (0.46)       (0.24)
---------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period                 $16.67         $16.81       $14.86       $12.97       $12.41
---------------------------------------------------------------------------------------------------------------
Total Return                                     1.52%++       18.97%       19.15%        8.25%       11.04%++
---------------------------------------------------------------------------------------------------------------
Net Assets, End of Period (000's)            $456,990       $441,050     $365,225     $259,212     $154,069
---------------------------------------------------------------------------------------------------------------
Ratios to Average Net Assets:
   Expenses                                      0.60%+         0.60%        0.60%        0.60%        0.60%+
   Net investment income                         1.98+          3.44         0.68         1.00         2.79+
---------------------------------------------------------------------------------------------------------------
Portfolio Turnover Rate                             9%             2%          21%          39%           0%
===============================================================================================================

(1)  For the six months ended July 31, 2000 (unaudited).
(2) Per share amounts have been calculated using the monthly average shares method.
(3)  For the period from February 5, 1996 (inception date) to January 31, 1997.
(4) Net investment income per share includes short-term capital gain distributions from Underlying Funds.
++ Total return is not annualized, as it may not be representative of the total return for the year.
+    Annualized.

--------------------------------------------------------------------------------
For a share of each class of capital stock outstanding throughout each year ended January 31, except where noted:


                                                                        Class B Shares
                                             -----------------------------------------------------------------
HIGH GROWTH PORTFOLIO                          2000(1)(2)     2000(2)      1999(2)       1998        1997(3)
==============================================================================================================
Net Asset Value, Beginning of Period           $16.74         $14.81       $12.95       $12.41       $11.40
--------------------------------------------------------------------------------------------------------------
Income (Loss) From Operations:
   Net investment income (loss)(4)               0.11           0.41        (0.01)        0.03         0.08
   Net realized and unrealized gain              0.09           2.26         2.35         0.89         1.04
--------------------------------------------------------------------------------------------------------------
Total Income From Operations                     0.20           2.67         2.34         0.92         1.12
--------------------------------------------------------------------------------------------------------------
Less Distributions From:
   Net investment income                           --          (0.39)          --        (0.05)       (0.07)
   Net realized gains                           (0.36)         (0.35)       (0.48)       (0.33)       (0.04)
--------------------------------------------------------------------------------------------------------------
Total Distributions                             (0.36)         (0.74)       (0.48)       (0.38)       (0.11)
--------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period                 $16.58         $16.74       $14.81       $12.95       $12.41
--------------------------------------------------------------------------------------------------------------
Total Return                                     1.19%++       18.01%       18.30%        7.44%        9.91%++
--------------------------------------------------------------------------------------------------------------
Net Assets, End of Period (000's)            $383,776       $375,224     $318,101     $230,142     $141,241
--------------------------------------------------------------------------------------------------------------
Ratios to Average Net Assets:
   Expenses                                      1.35%+         1.35%        1.35%        1.35%        1.35%+
   Net investment income (loss)                  1.22+          2.65        (0.07)        0.25         2.04+
--------------------------------------------------------------------------------------------------------------
Portfolio Turnover Rate                             9%             2%          21%          39%           0%
==============================================================================================================

(1)  For the six months ended July 31, 2000 (unaudited).
(2) Per share amounts have been calculated using the monthly average shares method.
(3)  For the period from February 5, 1996 (inception date) to January 31, 1997.
(4) Net investment income (loss) per share includes short-term capital gain distributions from Underlying Funds.
++ Total return is not annualized, as it may not be representative of the total return for the year.
+    Annualized.

--------------------------------------------------------------------------------
For a share of each class of capital stock outstanding throughout each year ended January 31, except where noted:

                                                                       Class L Shares
                                             ------------------------------------------------------------------
HIGH GROWTH PORTFOLIO                          2000(1)(2)     2000(2)      1999(2)(3)   1998         1997(4)
===============================================================================================================
Net Asset Value, Beginning of Period           $16.75         $14.81       $12.96       $12.42       $11.40
---------------------------------------------------------------------------------------------------------------
Income (Loss) From Operations:
   Net investment income (loss)(5)               0.11           0.43        (0.01)        0.03         0.08
   Net realized and unrealized gain              0.08           2.25         2.34         0.89         1.05
---------------------------------------------------------------------------------------------------------------
Total Income From Operations                     0.19           2.68         2.33         0.92         1.13
---------------------------------------------------------------------------------------------------------------
Less Distributions From:
   Net investment income                           --          (0.39)          --        (0.05)       (0.07)
   Net realized gains                           (0.36)         (0.35)       (0.48)       (0.33)       (0.04)
---------------------------------------------------------------------------------------------------------------
Total Distributions                             (0.36)         (0.74)       (0.48)       (0.38)       (0.11)
---------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period                 $16.58         $16.75       $14.81       $12.96       $12.42
---------------------------------------------------------------------------------------------------------------
Total Return                                     1.13%++       18.08%       18.21%        7.44%       10.00%++
---------------------------------------------------------------------------------------------------------------
Net Assets, End of Period (000's)             $49,807        $45,979      $37,969      $27,845      $19,340
---------------------------------------------------------------------------------------------------------------
Ratios to Average Net Assets:
   Expenses                                      1.35%+         1.35%        1.35%        1.35%        1.35%+
   Net investment income (loss)                  1.26+          2.74        (0.07)        0.25         2.04+
---------------------------------------------------------------------------------------------------------------
Portfolio Turnover Rate                             9%             2%          21%          39%           0%
===============================================================================================================

(1)  For the six months ended July 31, 2000 (unaudited).
(2) Per share amounts have been calculated using the monthly average shares method.
(3)  On June 12, 1998, Class C shares were renamed Class L shares.
(4)  For the period from February 5, 1996 (inception date) to January 31, 1997.
(5) Net investment income (loss) per share includes short-term capital gain distributions from Underlying Funds.
++ Total return is not annualized, as it may not be representative of the total return for the year.
+    Annualized.

--------------------------------------------------------------------------------
For a share of each class of capital stock outstanding throughout each year ended January 31, except where noted:

                                                                       Class A Shares
                                             ------------------------------------------------------------------
GROWTH PORTFOLIO                               2000(1)(2)     2000(2)      1999(2)      1998         1997(3)
===============================================================================================================
Net Asset Value, Beginning of Period           $15.11         $14.43       $12.99       $12.32       $11.40
---------------------------------------------------------------------------------------------------------------
Income (Loss) From Operations:
   Net investment income(4)                      0.18           0.47         0.26         0.31         0.33
   Net realized and unrealized gain (loss)      (0.07)          1.05         1.82         1.14         0.92
---------------------------------------------------------------------------------------------------------------
Total Income From Operations                     0.11           1.52         2.08         1.45         1.25
---------------------------------------------------------------------------------------------------------------
Less Distributions From:
   Net investment income                        (0.03)         (0.49)       (0.27)       (0.32)       (0.31)
   Net realized gains                           (0.50)         (0.35)       (0.37)       (0.46)       (0.02)
---------------------------------------------------------------------------------------------------------------
Total Distributions                             (0.53)         (0.84)       (0.64)       (0.78)       (0.33)
---------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period                 $14.69         $15.11       $14.43       $12.99       $12.32
---------------------------------------------------------------------------------------------------------------
Total Return                                     0.75%++       10.53%       16.20%       11.82%       11.08%++
---------------------------------------------------------------------------------------------------------------
Net Assets, End of Period (000's)            $438,880       $432,580     $391,235     $279,842     $161,026
---------------------------------------------------------------------------------------------------------------
Ratios to Average Net Assets:
   Expenses                                      0.60%+         0.60%        0.60%        0.60%        0.60%+
   Net investment income                         2.35+          3.23         1.93         2.77         4.79+
---------------------------------------------------------------------------------------------------------------
Portfolio Turnover Rate                             7%             2%          10%          41%           0%
===============================================================================================================

(1)  For the six months ended July 31, 2000 (unaudited).
(2) Per share amounts have been calculated using the monthly average shares method.
(3)  For the period from February 5, 1996 (inception date) to January 31, 1997.
(4) Net investment income per share includes short-term capital gain distributions from Underlying Funds.
++ Total return is not annualized, as it may not be representative of the total return for the year.
+    Annualized.

--------------------------------------------------------------------------------
For a share of each class of capital stock outstanding throughout each year ended January 31, except where noted:

                                                                       Class A Shares
                                             ------------------------------------------------------------------
GROWTH PORTFOLIO                               2000(1)(2)     2000(2)      1999(2)      1998         1997(3)
===============================================================================================================
Net Asset Value, Beginning of Period           $15.18         $14.48       $13.00       $12.33       $11.40
---------------------------------------------------------------------------------------------------------------
Income (Loss) From Operations:
   Net investment income(4)                      0.12           0.36         0.16         0.22         0.23
   Net realized and unrealized gain (loss)      (0.06)          1.03         1.82         1.12         0.94
---------------------------------------------------------------------------------------------------------------
Total Income From Operations                     0.06           1.39         1.98         1.34         1.17
---------------------------------------------------------------------------------------------------------------
Less Distributions From:
   Net investment income                           --          (0.34)       (0.13)       (0.21)       (0.22)
   Net realized gains                           (0.50)         (0.35)       (0.37)       (0.46)       (0.02)
---------------------------------------------------------------------------------------------------------------
Total Distributions                             (0.50)         (0.69)       (0.50)       (0.67)       (0.24)
---------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period                 $14.74         $15.18       $14.48       $13.00       $12.33
---------------------------------------------------------------------------------------------------------------
Total Return                                     0.39%++        9.61%       15.40%       10.93%       10.32%++
---------------------------------------------------------------------------------------------------------------
Net Assets, End of Period (000's)            $475,463       $486,164     $452,943     $343,474     $211,434
---------------------------------------------------------------------------------------------------------------
Ratios to Average Net Assets:
   Expenses                                      1.35%+         1.35%        1.35%        1.35%        1.35%+
   Net investment income                         1.58+          2.43         1.18         1.96         4.04+
---------------------------------------------------------------------------------------------------------------
Portfolio Turnover Rate                             7%             2%          10%          41%           0%
===============================================================================================================

(1)  For the six months ended July 31, 2000 (unaudited).
(2) Per share amounts have been calculated using the monthly average shares method.
(3)  For the period from February 5, 1996 (inception date) to January 31, 1997.
(4) Net investment income per share includes short-term capital gain distributions from Underlying Funds.
++ Total return is not annualized, as it may not be representative of the total return for the year.
+    Annualized.

--------------------------------------------------------------------------------
For a share of each class of capital stock outstanding throughout each year ended January 31, except where noted:

                                                                       Class L Shares
                                             ------------------------------------------------------------------
GROWTH PORTFOLIO                               2000(1)(2)     2000(2)      1999(2)(3)   1998         1997(4)
===============================================================================================================
Net Asset Value, Beginning of Period           $15.19         $14.48       $13.00       $12.33       $11.40
---------------------------------------------------------------------------------------------------------------
Income (Loss) From Operations:
   Net investment income(5)                      0.12           0.35         0.16         0.22         0.24
   Net realized and unrealized gain (loss)      (0.07)          1.05         1.82         1.12         0.93
---------------------------------------------------------------------------------------------------------------
Total Income From Operations                     0.05           1.40         1.98         1.34         1.17
---------------------------------------------------------------------------------------------------------------
Less Distributions From:
   Net investment income                           --          (0.34)       (0.13)       (0.21)       (0.22)
   Net realized gains                           (0.50)         (0.35)       (0.37)       (0.46)       (0.02)
---------------------------------------------------------------------------------------------------------------
Total Distributions                             (0.50)         (0.69)       (0.50)       (0.67)       (0.24)
---------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period                 $14.74         $15.19       $14.48       $13.00       $12.33
---------------------------------------------------------------------------------------------------------------
Total Return                                     0.33%++        9.68%       15.40%       10.92%       10.32%++
---------------------------------------------------------------------------------------------------------------
Net Assets, End of Period (000's)             $57,692        $57,596      $53,319      $42,983      $31,279
---------------------------------------------------------------------------------------------------------------
Ratios to Average Net Assets:
   Expenses                                      1.35%+         1.35%        1.35%        1.35%        1.35%+
   Net investment income                         1.59+          2.39         1.18         1.96         4.04+
---------------------------------------------------------------------------------------------------------------
Portfolio Turnover Rate                             7%             2%          10%          41%           0%
===============================================================================================================

(1)  For the six months ended July 31, 2000 (unaudited).
(2) Per share amounts have been calculated using the monthly average shares method.
(3)  On June 12, 1998, Class C shares were renamed Class L shares.
(4)  For the period from February 5, 1996 (inception date) to January 31, 1997.
(5) Net investment income per share includes short-term capital gain distributions from Underlying Funds.
++ Total return is not annualized, as it may not be representative of the total return for the year.
+    Annualized.

--------------------------------------------------------------------------------
For a share of each class of capital stock outstanding throughout each year ended January 31, except where noted:

                                                                       Class A Shares
                                             ------------------------------------------------------------------
BALANCED PORTFOLIO                              2000(1)(2)     2000(2)      1999(2)      1998         1997(3)
===============================================================================================================
Net Asset Value, Beginning of Period           $12.58         $12.95       $12.62       $12.14       $11.40
---------------------------------------------------------------------------------------------------------------
Income From Operations:
   Net investment income(4)                      0.22           0.45         0.42         0.58         0.45
   Net realized and unrealized gain              0.35           0.10         0.73         0.80         0.74
---------------------------------------------------------------------------------------------------------------
Total Income From Operations                     0.57           0.55         1.15         1.38         1.19
---------------------------------------------------------------------------------------------------------------
Less Distributions From:
   Net investment income                        (0.22)         (0.46)       (0.45)       (0.54)       (0.45)
   Net realized gains                           (0.55)         (0.46)       (0.37)       (0.36)          --
---------------------------------------------------------------------------------------------------------------
Total Distributions                             (0.77)         (0.92)       (0.82)       (0.90)       (0.45)
---------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period                 $12.38         $12.58       $12.95       $12.62       $12.14
---------------------------------------------------------------------------------------------------------------
Total Return                                     4.56%++        4.37%        9.33%       11.59%       10.64%++
---------------------------------------------------------------------------------------------------------------
Net Assets, End of Period (000's)            $218,335       $222,275     $227,674     $166,806      $90,938
---------------------------------------------------------------------------------------------------------------
Ratios to Average Net Assets:
   Expenses                                      0.60%+         0.60%        0.60%        0.60%        0.60%+
   Net investment income                         3.50+          3.54         3.24         4.79         4.88+
---------------------------------------------------------------------------------------------------------------
Portfolio Turnover Rate                             1%             4%          10%          23%           0%
===============================================================================================================

(1)  For the six months ended July 31, 2000 (unaudited).
(2) Per share amounts have been calculated using the monthly average shares method.
(3)  For the period from February 5, 1996 (inception date) to January 31, 1997.
(4) Net investment income per share includes short-term capital gain distributions from Underlying Funds.
++ Total return is not annualized, as it may not be representative of the total return for the year.
+    Annualized.

--------------------------------------------------------------------------------
For a share of each class of capital stock outstanding throughout each year ended January 31, except where noted:

                                                                       Class B Shares
                                             ------------------------------------------------------------------
BALANCED PORTFOLIO                             2000(1)(2)     2000(2)      1999(2)      1998         1997(3)
===============================================================================================================
Net Asset Value, Beginning of Period           $12.64         $12.95       $12.61       $12.14       $11.40
---------------------------------------------------------------------------------------------------------------
Income From Operations:
   Net investment income(4)                      0.18           0.35         0.32         0.48         0.37
   Net realized and unrealized gain              0.34           0.09         0.74         0.80         0.74
---------------------------------------------------------------------------------------------------------------
Total Income From Operations                     0.52           0.44         1.06         1.28         1.11
---------------------------------------------------------------------------------------------------------------
Less Distributions From:
   Net investment income                        (0.17)         (0.29)       (0.35)       (0.45)       (0.37)
   Net realized gains                           (0.55)         (0.46)       (0.37)       (0.36)          --
---------------------------------------------------------------------------------------------------------------
Total Distributions                             (0.72)         (0.75)       (0.72)       (0.81)       (0.37)
---------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period                 $12.44         $12.64       $12.95       $12.61       $12.14
---------------------------------------------------------------------------------------------------------------
Total Return                                     4.15%++        3.48%        8.62%       10.67%        9.90%++
---------------------------------------------------------------------------------------------------------------
Net Assets, End of Period (000's)            $229,030       $238,456     $247,733     $193,791     $111,918
---------------------------------------------------------------------------------------------------------------
Ratios to Average Net Assets:
   Expenses                                      1.35%+         1.35%        1.35%        1.35%        1.35%+
   Net investment income                         2.74+          2.75         2.50         3.96         4.14+
---------------------------------------------------------------------------------------------------------------
Portfolio Turnover Rate                             1%             4%          10%          23%           0%
===============================================================================================================

(1)  For the six months ended July 31, 2000 (unaudited).
(2) Per share amounts have been calculated using the monthly average shares method.
(3)  For the period from February 5, 1996 (inception date) to January 31, 1997.
(4) Net investment income per share includes short-term capital gain distributions from Underlying Funds.
++ Total return is not annualized, as it may not be representative of the total return for the year.
+    Annualized.

--------------------------------------------------------------------------------
For a share of each class of capital stock outstanding throughout each year ended January 31, except where noted:

                                                                       Class L Shares
                                             ------------------------------------------------------------------
BALANCED PORTFOLIO                              2000(1)(2)     2000(2)      1999(2)(3)   1998         1997(4)
===============================================================================================================
Net Asset Value, Beginning of Period           $12.64         $12.94       $12.61       $12.14       $11.40
---------------------------------------------------------------------------------------------------------------
Income From Operations:
   Net investment income(5)                      0.18           0.36         0.32         0.46         0.37
   Net realized and unrealized gain              0.34           0.09         0.73         0.82         0.74
---------------------------------------------------------------------------------------------------------------
Total Income From Operations                     0.52           0.45         1.05         1.28         1.11
---------------------------------------------------------------------------------------------------------------
Less Distributions From:
   Net investment income                        (0.17)         (0.29)       (0.35)       (0.45)       (0.37)
   Net realized gains                           (0.55)         (0.46)       (0.37)       (0.36)          --
---------------------------------------------------------------------------------------------------------------
Total Distributions                             (0.72)         (0.75)       (0.72)       (0.81)       (0.37)
---------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period                 $12.44         $12.64       $12.94       $12.61       $12.14
---------------------------------------------------------------------------------------------------------------
Total Return                                     4.16%++        3.56%        8.53%       10.67%        9.90%++
---------------------------------------------------------------------------------------------------------------
Net Assets, End of Period (000's)             $33,895        $33,989      $34,809      $27,473      $19,968
---------------------------------------------------------------------------------------------------------------
Ratios to Average Net Assets:
   Expenses                                      1.35%+         1.35%        1.35%        1.35%        1.35%+
   Net investment income                         2.75+          2.76         2.50         3.69         4.14+
---------------------------------------------------------------------------------------------------------------
Portfolio Turnover Rate                             1%             4%          10%          23%           0%
===============================================================================================================

(1)  For the six months ended July 31, 2000 (unaudited).
(2) Per share amounts have been calculated using the monthly average shares method.
(3)  On June 12, 1998, Class C shares were renamed Class L shares.
(4)  For the period from February 5, 1996 (inception date) to January 31, 1997.
(5) Net investment income per share includes short-term capital gain distributions from Underlying Funds.
++ Total return is not annualized, as it may not be representative of the total return for the year.
+    Annualized.

--------------------------------------------------------------------------------
For a share of each class of capital stock outstanding throughout each year ended January 31, except where noted:

                                                                       Class Z Shares
                                             ------------------------------------------------------------------
BALANCED PORTFOLIO                            2000(1)(2)     2000(2)      1999(2)      1998(2)      1997(3)
===============================================================================================================
Net Asset Value, Beginning of Period           $12.55         $12.95       $12.61       $12.13       $12.10
---------------------------------------------------------------------------------------------------------------
Income From Operations:
   Net investment income(4)                      0.23           0.45         0.45         1.11         0.00#
   Net realized and unrealized gain              0.35           0.13         0.74         0.30         0.03
---------------------------------------------------------------------------------------------------------------
Total Income From Operations                     0.58           0.58         1.19         1.41         0.03
---------------------------------------------------------------------------------------------------------------
Less Distributions From:
   Net investment income                        (0.24)         (0.52)       (0.48)       (0.57)          --
   Net realized gains                           (0.55)         (0.46)       (0.37)       (0.36)          --
---------------------------------------------------------------------------------------------------------------
Total Distributions                             (0.79)         (0.98)       (0.85)       (0.93)          --
---------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period                 $12.34         $12.55       $12.95       $12.61       $12.13
---------------------------------------------------------------------------------------------------------------
Total Return                                     4.62%++        4.58%        9.70%       11.82%        0.25%++
---------------------------------------------------------------------------------------------------------------
Net Assets, End of Period (000's)                $584        $29,653      $36,726       $2,919           $2
---------------------------------------------------------------------------------------------------------------
Ratios to Average Net Assets:
   Expenses                                      0.35%+         0.35%        0.35%        0.35%        0.35%+
   Net investment income                         3.66+          3.48         3.50         8.31         5.39*
---------------------------------------------------------------------------------------------------------------
Portfolio Turnover Rate                             1%             4%          10%          23%           0%
===============================================================================================================

(1)  For the six months ended July 31, 2000 (unaudited).
(2) Per share amounts have been calculated using the monthly average shares method.
(3)  For the period from January 17, 1996 (inception date) to January 31, 1997.
(4) Net investment income per share includes short-term capital gain distributions from Underlying Funds.
#    Amount represents less 0.01.
*    Not annualized.
++ Total return is not annualized, as it may not be representative of the total return for the year.
+    Annualized.

--------------------------------------------------------------------------------
For a share of each class of capital stock outstanding throughout each year ended January 31, except where noted:

                                                                           Class A Shares
                                              --------------------------------------------------------------------------
CONSERVATIVE PORTFOLIO                           2000(1)(2)        2000(2)       1999(2)        1998          1997(3)
========================================================================================================================
Net Asset Value, Beginning of Period            $11.47            $12.04        $12.17         $11.90        $11.46
------------------------------------------------------------------------------------------------------------------------
Income (Loss) From Operations:
   Net investment income(4)                       0.28              0.56          0.58           0.73          0.53
   Net realized and unrealized gain (loss)        0.20             (0.33)         0.11           0.63          0.43
------------------------------------------------------------------------------------------------------------------------
Total Income From Operations                      0.48              0.23          0.69           1.36          0.96
------------------------------------------------------------------------------------------------------------------------
Less Distributions From:
   Net investment income                         (0.24)            (0.55)        (0.58)         (0.69)        (0.52)
   Net realized gains                            (0.21)            (0.25)        (0.24)         (0.40)           --
------------------------------------------------------------------------------------------------------------------------
Total Distributions                              (0.45)            (0.80)        (0.82)         (1.09)        (0.52)
------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period                  $11.50            $11.47        $12.04         $12.17        $11.90
------------------------------------------------------------------------------------------------------------------------
Total Return                                      4.22%++           1.96%         5.85%         11.70%         8.57%++
------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period (000's)              $63,763           $70,327       $71,583        $51,233       $30,478
------------------------------------------------------------------------------------------------------------------------
Ratios to Average Net Assets:
   Expenses                                       0.60%+            0.60%         0.60%          0.60%         0.60%+
   Net investment income                          4.88+             4.76          4.80           6.17          5.66+
------------------------------------------------------------------------------------------------------------------------
Portfolio Turnover Rate                              0%                3%            5%            28%            0%
========================================================================================================================

(1)  For the six months ended July 31, 2000 (unaudited).
(2) Per share amounts have been calculated using the monthly average shares method.
(3)  For the period from February 5, 1996 (inception date) to January 31, 1997.
(4) Net investment income per share includes short-term capital gain distributions from Underlying Funds.
++ Total return is not annualized, as it may not be representative of the total return for the year.
+    Annualized.

--------------------------------------------------------------------------------
For a share of each class of capital stock outstanding throughout each year ended January 31, except where noted:

                                                                          Class B Shares
                                              --------------------------------------------------------------------------
CONSERVATIVE PORTFOLIO                           2000(1)(2)        2000(2)       1999(2)        1998          1997(3)
========================================================================================================================
Net Asset Value, Beginning of Period            $11.50            $12.02        $12.16         $11.89        $11.46
------------------------------------------------------------------------------------------------------------------------
Income (Loss) From Operations:
   Net investment income(4)                       0.25              0.51          0.52           0.66          0.48
   Net realized and unrealized gain (loss)        0.20             (0.33)         0.10           0.64          0.42
------------------------------------------------------------------------------------------------------------------------
Total Income From Operations                      0.45              0.18          0.62           1.30          0.90
------------------------------------------------------------------------------------------------------------------------
Less Distributions From:
   Net investment income                         (0.21)            (0.45)        (0.52)         (0.63)        (0.47)
   Net realized gains                            (0.21)            (0.25)        (0.24)         (0.40)           --
------------------------------------------------------------------------------------------------------------------------
Total Distributions                              (0.42)            (0.70)        (0.76)         (1.03)        (0.47)
------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period                  $11.53            $11.50        $12.02         $12.16        $11.89
------------------------------------------------------------------------------------------------------------------------
Total Return                                      3.95%++           1.50%         5.22%         11.21%         8.03%++
------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period (000's)              $54,118           $64,910       $64,983        $48,584       $28,297
------------------------------------------------------------------------------------------------------------------------
Ratios to Average Net Assets:
   Expenses                                       1.10%+            1.10%         1.09%          1.10%         1.10%+
   Net investment income                          4.34+             4.29          4.31           5.67          5.16+
------------------------------------------------------------------------------------------------------------------------
Portfolio Turnover Rate                              0%                3%            5%            28%            0%
========================================================================================================================

(1)  For the six months ended July 31, 2000 (unaudited).
(2) Per share amounts have been calculated using the monthly average shares method.
(3)  For the period from February 5, 1996 (inception date) to January 31, 1997.
(4) Net investment income per share includes short-term capital gain distributions from Underlying Funds.
++ Total return is not annualized, as it may not be representative of the total return for the year.
+    Annualized.

--------------------------------------------------------------------------------
For a share of each class of capital stock outstanding throughout each year ended January 31, except where noted:

                                                                          Class L Shares
                                              --------------------------------------------------------------------------
CONSERVATIVE PORTFOLIO                           2000(1)(2)        2000(2)       1999(2)(3)     1998          1997(4)
========================================================================================================================
Net Asset Value, Beginning of Period            $11.50            $12.02        $12.16         $11.89        $11.46
------------------------------------------------------------------------------------------------------------------------
Income (Loss) From Operations:
   Net investment income(5)                       0.26              0.51          0.53           0.69          0.48
   Net realized and unrealized gain (loss)        0.20             (0.32)         0.10           0.62          0.42
------------------------------------------------------------------------------------------------------------------------
Total Income From Operations                      0.46              0.19          0.63           1.31          0.90
------------------------------------------------------------------------------------------------------------------------
Less Distributions From:
   Net investment income                         (0.22)            (0.46)        (0.53)         (0.64)        (0.47)
   Net realized gains                            (0.21)            (0.25)        (0.24)         (0.40)           --
------------------------------------------------------------------------------------------------------------------------
Total Distributions                              (0.43)            (0.71)        (0.77)         (1.04)        (0.47)
------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period                  $11.53            $11.50        $12.02         $12.16        $11.89
------------------------------------------------------------------------------------------------------------------------
Total Return                                      3.97%++           1.59%         5.29%         11.25%         8.08%++
------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period (000's)               $6,989            $6,952        $6,899         $5,386        $4,129
------------------------------------------------------------------------------------------------------------------------
Ratios to Average Net Assets:
   Expenses                                       1.05%+            1.05%         1.05%          1.05%         1.05%+
   Net investment income                          4.45+             4.34          4.32           5.72           5.21+
------------------------------------------------------------------------------------------------------------------------
Portfolio Turnover Rate                              0%                3%            5%            28%             0%
========================================================================================================================

(1)  For the six months ended July 31, 2000 (unaudited).
(2) Per share amounts have been calculated using the monthly average shares method.
(3)  On June 12, 1998, Class C shares were renamed Class L shares.
(4)  For the period from February 5, 1996 (inception date) to January 31, 1997.
(5) Net investment income per share includes short-term capital gain distributions from Underlying Funds.
++ Total return is not annualized, as it may not be representative of the total return for the year.
+    Annualized.

--------------------------------------------------------------------------------
For a share of each class of capital stock outstanding throughout each year ended January 31, except where noted:

                                                                          Class A Shares
                                              --------------------------------------------------------------------------
INCOME PORTFOLIO                                2000(1)(2)        2000(2)       1999(2)        1998          1997(3)
========================================================================================================================
Net Asset Value, Beginning of Period            $10.64            $11.50        $11.75         $11.53        $11.46
------------------------------------------------------------------------------------------------------------------------
Income (Loss) From Operations:
   Net investment income(4)                       0.35              0.64          0.69           0.76          0.63
   Net realized and unrealized gain (loss)        0.02             (0.76)        (0.14)          0.52          0.07
------------------------------------------------------------------------------------------------------------------------
Total Income (Loss) From Operations               0.37             (0.12)         0.55           1.28          0.70
------------------------------------------------------------------------------------------------------------------------
Less Distributions From:
   Net investment income                         (0.31)            (0.63)        (0.69)         (0.77)        (0.63)
   Net realized gains                            (0.02)            (0.11)        (0.11)         (0.29)           --
------------------------------------------------------------------------------------------------------------------------
Total Distributions                              (0.33)            (0.74)        (0.80)         (1.06)        (0.63)
------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period                  %10.68            $10.64        $11.50         $11.75        $11.53
------------------------------------------------------------------------------------------------------------------------
Total Return                                      3.46%++          (1.04)%        4.88%         11.44%         6.39%++
------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period (000's)              $27,892           $32,111       $36,390        $29,574       $17,817
------------------------------------------------------------------------------------------------------------------------
Ratios to Average Net Assets:
   Expenses                                       0.60%+            0.60%         0.60%          0.60%         0.60%+
   Net investment income                          6.52+             5.78          5.95           6.62          6.32+
------------------------------------------------------------------------------------------------------------------------
Portfolio Turnover Rate                              0%                4%            0%            28%            0%
========================================================================================================================

(1)  For the six months ended July 31, 2000 (unaudited).
(2) Per share amounts have been calculated using the monthly average shares method.
(3)  For the period from February 5, 1996 (inception date) to January 31, 1997.
(4) Net investment income per share includes short-term capital gain distributions from Underlying Funds.
++ Total return is not annualized, as it may not be representative of the total return for the year.
+    Annualized.

--------------------------------------------------------------------------------
For a share of each class of capital stock outstanding throughout each year ended January 31, except where noted:

                                                                          Class B Shares
                                              --------------------------------------------------------------------------
INCOME PORTFOLIO                                2000(1)(2)        2000(2)       1999(2)        1998          1997(3)
========================================================================================================================
Net Asset Value, Beginning of Period            $10.65            $11.50        $11.76         $11.53        $11.46
------------------------------------------------------------------------------------------------------------------------
Income (Loss) From Operations:
   Net investment income(4)                       0.32              0.59          0.63           0.70          0.58
   Net realized and unrealized gain (loss)        0.02             (0.75)        (0.15)          0.52          0.07
------------------------------------------------------------------------------------------------------------------------
Total Income (Loss) From Operations               0.34             (0.16)         0.48           1.22          0.65
------------------------------------------------------------------------------------------------------------------------
Less Distributions From:
   Net investment income                         (0.28)            (0.58)        (0.63)         (0.70)        (0.58)
   Net realized gains                            (0.02)            (0.11)        (0.11)         (0.29)           --
------------------------------------------------------------------------------------------------------------------------
Total Distributions                              (0.30)            (0.69)        (0.74)         (0.99)        (0.58)
------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period                  $10.69            $10.65        $11.50         $11.76        $11.53
------------------------------------------------------------------------------------------------------------------------
Total Return                                      3.18%++          (1.47)%        4.25%         10.93%         5.89%++
------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period (000's)              $24,515           $28,302       $34,497        $26,563       $17,800
------------------------------------------------------------------------------------------------------------------------
Ratios to Average Net Assets:
   Expenses                                       1.10%+            1.10%         1.10%          1.10%         1.10%+
   Net investment income                          6.04+             5.27          5.45           6.12          5.82+
------------------------------------------------------------------------------------------------------------------------
Portfolio Turnover Rate                              0%                4%            0%            28%            0%
========================================================================================================================

(1)  For the six months ended July 31, 2000 (unaudited).
(2) Per share amounts have been calculated using the monthly average shares method.
(3)  For the period from February 5, 1996 (inception date) to January 31, 1997.
(4) Net investment income per share includes short-term capital gain distributions from Underlying Funds.
++ Total return is not annualized, as it may not be representative of the total return for the year.
+    Annualized.

--------------------------------------------------------------------------------
For a share of each class of capital stock outstanding throughout each year ended January 31, except where noted:

                                                                          Class L Shares
                                              --------------------------------------------------------------------------
INCOME PORTFOLIO                                2000(1)(2)        2000(2)       1999(2)(3)     1998          1997(4)
========================================================================================================================
Net Asset Value, Beginning of Period            $10.65            $11.50        $11.76         $11.53        $11.46
------------------------------------------------------------------------------------------------------------------------
Income (Loss) From Operations:
   Net investment income(5)                       0.32              0.60          0.64           0.71          0.59
   Net realized and unrealized gain (loss)        0.02             (0.76)        (0.15)          0.52          0.07
------------------------------------------------------------------------------------------------------------------------
Total Income (Loss) From Operations               0.34             (0.16)         0.49           1.23          0.66
------------------------------------------------------------------------------------------------------------------------
Less Distributions From:
   Net investment income                         (0.28)            (0.58)        (0.64)         (0.71)        (0.59)
   Net realized gains                            (0.02)            (0.11)        (0.11)         (0.29)           --
------------------------------------------------------------------------------------------------------------------------
Total Distributions                              (0.30)            (0.69)        (0.75)         (1.00)        (0.59)
------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period                  $10.69            $10.65        $11.50         $11.76        $11.53
------------------------------------------------------------------------------------------------------------------------
Total Return                                      3.20%++          (1.42)%        4.31%         10.98%         5.94%++
------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period (000's)               $3,435            $3,698        $3,945         $3,568        $2,113
------------------------------------------------------------------------------------------------------------------------
Ratios to Average Net Assets:
   Expenses                                       1.05%+            1.05%         1.05%          1.05%         1.05%+
   Net investment income                          6.07+             5.36          5.47           6.17          5.87+
------------------------------------------------------------------------------------------------------------------------
Portfolio Turnover Rate                              0%                4%            0%            28%            0%
========================================================================================================================

(1)  For the six months ended July 31, 2000 (unaudited).
(2) Per share amounts have been calculated using the monthly average shares method.
(3)  On June 12, 1998, Class C shares were renamed Class L shares.
(4)  For the period from February 5, 1996 (inception date) to January 31, 1997.
(5) Net investment income per share includes short-term capital gain distributions from Underlying Funds.
++ Total return is not annualized, as it may not be representative of the total return for the year.
+    Annualized.

Directors                                Investment Manager
Walter E. Auch                           SSB Citi Fund Management LLC
Martin Brody
H. John Ellis
Armon E. Kamesar                         Distributor
Stephen E. Kaufman                       Salomon Smith Barney Inc.
Heath B. McLendon, Chairman              PFS Distributors, Inc.


                                         Custodian
Officers                                 PFPC Trust Company
Heath B. McLendon
Chief Executive Officer
                                         Transfer Agent
Lewis E. Daidone                         Citi Fiduciary Trust Company
Senior Vice President                    125 Broad Street, 11th Floor
and Treasurer                            New York, New York 10004

R. Jay Gerken
Vice President and                       Sub-Transfer Agent
Investment Officer                       PFPC Global Fund Services
                                         P.O. Box 9699
Irving P. David                          Providence, Rhode Island 02940-9699
Controller

                                         Smith Barney
Christina T. Sydor                       Allocation Series Inc.
Secretary                                388 Greenwich Street, MF-2
                                         New York, New York 10013

                                         www.smithbarney.com/mutualfunds

This report is submitted for the general information of the shareholders of Smith Barney Allocation Series Inc., but it may also be used as sales literature when preceded or accompanied by the current Prospectus, which gives details about charges, expenses, investment objectives and operating policies of the Fund. If used as sales material after October 31, 2000, this report must be accompanied by performance information for the most recently completed calendar quarter.

                                                  [LOGO OF SALOMON SMITH BARNEY]

             Salomon Smith Barney is a service mark of Salomon Smith Barney Inc.

                                                        Member NASD, SIPC(C)2000
                                                    (c)Salomon Smith Barney Inc.

                                                                    FD01185 9/00

-------------------------------------------------------------------------------

                                 SMITH BARNEY
                                    CONCERT
                                  ALLOCATION
                                    SERIES

-------------------------------------------------------------------------------


                      SEMI-ANNUAL REPORT | JULY 31, 2000






SELECT HIGH GROWTH PORTFOLIO

SELECT GROWTH PORTFOLIO

SELECT BALANCED PORTFOLIO

SELECT CONSERVATIVE PORTFOLIO           [LOGO] SMITH BARNEY
                                               MUTUAL FUNDS
SELECT INCOME PORTFOLIO         YOUR SERIOUS MONEY. PROFESSIONALLY MANAGED.-SM-



-------------------------------------------------------------------------------
          NOT FDIC INSURED - NOT BANK GUARANTEED - MAY LOSE VALUE
-------------------------------------------------------------------------------

TABLE OF CONTENTS

Letter to Shareholders......................................   1

Concert Allocation Series Portfolios

    Select High Growth Portfolio............................   5

    Select Growth Portfolio.................................   8

    Select Balanced Portfolio...............................  11

    Select Conservative Portfolio...........................  14

    Select Income Portfolio.................................  17

Schedules of Investments....................................  20

Statements of Assets and Liabilities........................  25

Statements of Operations....................................  26

Statements of Changes in Net Assets.........................  27

Notes to Financial Statements...............................  29

Financial Highlights........................................  32

Directors and Officers......................................  37

Dear Shareholder:

[PHOTO]
Heath B. McLendon
CHAIRMAN
THE CONCERT ALLOCATION SERIES

We are pleased to present the semi-annual report for the Smith Barney Concert Allocation Series Inc. Select Portfolios(1) ("Select Portfolios") for the period ended July 31, 2000.

Our mission in creating the Select Portfolios has remained the same: to maximize reward potential and minimize risk through diversification by investing in a wide range of asset classes and investment styles. As you know, unlike ordinary mutual funds, the Portfolios do not invest directly in stocks, bonds or other securities. Instead, they invest in carefully selected groups of Smith Barney Mutual Funds that work to achieve the investment objective of each respective Portfolio.

By design, an investment in a particular Select Portfolio is likely to be less volatile than an investment in a single asset type, a particular mutual fund or a specific financial market. With respect to investment returns, the performance of each Select Portfolio is designed to rank somewhere in the middle of the asset classes in which it invests, performing below the best markets but better than the worst ones.

The chart below shows the performance of the five Select Portfolios for the period under review. The performance and current holdings of each Select Portfolio are discussed in greater detail on the following pages.

THE PERFORMANCE OF CONCERT ALLOCATION SERIES SELECT PORTFOLIOS(2)
TOTAL RETURNS FOR THE SIX MONTHS ENDED JULY 31, 2000

                                      TOTAL
PORTFOLIO                           RETURN(3)
---------                         -------------
Select High Growth                    1.17%
Select Growth                         0.68
Select Balanced                       4.51
Select Conservative                   4.32
Select Income                         3.53

---------
1 THE SMITH BARNEY CONCERT ALLOCATION SERIES INC. SELECT PORTFOLIOS ARE
  UNDERLYING INVESTMENT OPTIONS OF VARIOUS VARIABLE ANNUITY PRODUCTS. A VARIABLE ANNUITY PRODUCT IS A CONTRACT ISSUED BY AN INSURANCE COMPANY WHERE THE ANNUITY PREMIUM (A SET AMOUNT OF DOLLARS) IS IMMEDIATELY TURNED INTO UNITS OF A PORTFOLIO OF SECURITIES. UPON RETIREMENT, THE POLICYHOLDER IS PAID ACCORDING TO ACCUMULATED UNITS WHOSE DOLLARS VALUE VARIES ACCORDING TO THE PERFORMANCE OF THE SECURITIES PORTFOLIO. ITS OBJECTIVE IS TO PRESERVE, THROUGH INVESTMENT, THE PURCHASING VALUE OF THE ANNUITY WHICH OTHERWISE IS SUBJECT TO EROSION THROUGH INFLATION.
2 THE PERFORMANCE FIGURES SHOWN ABOVE REPRESENT PAST PERFORMANCE AND ARE NOT
  INDICATIVE OF FUTURE RESULTS.
3 THE PERFORMACE RETURNS SET FORTH ABOVE DO NOT REFLECT THE DEDUCTIONS OF
  INITIALS CHARGES AND EXPENSES IMPOSED IN CONNECTION WITH INVESTING IN VARIABLE ANNUITY CONTRACTS SUCH AS ADMINISTRATIVE FEES, ACCOUNT CHARGES AND SURRENDER CHARGES, WHICH, IF REFLECTED, WOULD REDUCE THE PERFORMANCE SHOWN.

THE U.S. MARKETS
During the period, the U.S. stock market exhibited plenty of volatility, but little upward progress. After peaking in March, many stocks then gave up their gains and ended up largely unchanged from the beginning of the period. Large capitalization stocks, as measured by the Standard & Poor's 500 Composite Stock Index ("S&P 500 Index")(4), were up 3.21% for the period. The over-the-counter market, a mix of technology and smaller stocks, declined 4.4% as measured by the Nasdaq Composite Index.(5) The mediocre performance of the stock market occurred despite strong corporate earnings, which historically tend to support higher stock prices. We think that the historic rise in the price of many shares during the last six months has discounted some of this good news.

Bond investors enjoyed positive returns, as many investors concluded that the Federal Reserve Board ("Fed") may be done with its recent round of interest rate hikes. Given the generally flat stock prices during the period, many bonds outperformed stocks. The superior performance of bonds is in marked contrast to the last several reporting periods.

Growth stocks(6) outperformed value stocks(7) and large capitalization stocks outperformed small capitalization stocks during the period. For the most part, the U.S. stock market has continued to reward large, faster-growing companies, despite their generally higher valuations.

INTERNATIONAL STOCK MARKETS
International growth stocks significantly underperformed international value stocks by almost ten percentage points so far in 2000. Rising U.S. interest rates raised investors' concerns, especially about telecommunications and technology stocks. The highly visible retrenchment of the Internet stocks exacerbated technology stock selling.

Further weakness contributed to the decline of several major currencies versus the U.S. dollar. Growth stocks, especially in Asia, suffered significant selling pressure as investors switched to defensive stocks such as health care, consumer nondurables, financial services and utility stocks.

In our opinion, Europe continues to have strengthening fundamentals despite lackluster returns for the first half of the year. Many European managers are restructuring and reengineering their companies, creating economies of scale and potentially boosting return on capital employed. The fall of the euro(8) reduced returns, but that currency may have reached its bottom and has started to show signs of recovering versus the U.S. dollar. Merger and acquisition activity continues to be vibrant throughout Europe.

Our outlook in Asia has become a bit more guarded, as continued Asian recovery to some extent depends on export volumes to the U.S. Efforts to slow the growth of the U.S. economy negatively impacted Asia's more interest rate sensitive stock markets, most notably in Hong Kong and Singapore, which were also affected by investment portfolio rebalancing due to international benchmark revisions. Japan continues to be problematic, with efforts to restructure the financial and corporate sectors resulting in a slowdown in domestic demand.

---------

4 THE S&P 500 INDEX IS A MARKET CAPITALIZATION-WEIGHTED MEASURE OF 500 WIDELY
  HELD COMMON STOCKS. PLEASE NOTE THAT AN INVESTOR CANNOT INVEST DIRECTLY IN AN INDEX.

5 THE NASDAQ COMPOSITE INDEX IS A MARKET VALUE-WEIGHTED INDEX THAT MEASURES ALL
  DOMESTIC AND NON-U.S. BASED SECURITIES LISTED ON THE NASDAQ STOCK MARKET. PLEASE NOTE THAT AN INVESTOR CANNOT INVEST DIRECTLY IN AN INDEX.

6 GROWTH STOCKS ARE SHARES OF COMPANIES WITH THE POTENTIAL FOR
  FASTER-THAN-AVERAGE GROWTH WITHIN THEIR INDUSTRIES.

7 VALUE STOCKS ARE THE SHARES OF THOSE COMPANIES WHOSE SHARES ARE CONSIDERED TO
  BE INEXPENSIVE RELATIVE TO THEIR ASSET VALUES OR EARNING POWER.

8 THE EURO IS THE SINGLE CURRENCY OF THE EUROPEAN MONETARY UNION THAT WAS
  ADOPTED BY BELGIUM, GERMANY, SPAIN, FRANCE, IRELAND, ITALY, LUXEMBOURG, THE NETHERLANDS, AUSTRIA, PORTUGAL AND FINLAND ON JANUARY 1, 1999.

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

THE BENEFITS OF LONG-TERM INVESTING
GROWTH OF $10,000 INVESTED IN THE
STANDARD & POOR'S 500 COMPOSITE STOCK INDEX,
SALOMON SMITH BARNEY WORLD GOVERNMENT BOND INDEX,
LEHMAN BROTHERS GOVERNMENT/CORPORATE BOND INDEX AND
MORGAN STANLEY CAPITAL INTERNATIONAL EAFE INDEX
JULY 1990 -- JULY 2000
(UNAUDITED)

                     STANDARD & POOR'S 500      SALOMON SMITH BARNEY WORLD  LEHMAN BROTHERS GOVERNMENT/
                     COMPOSITE STOCK INDEX        GOVERNMENT BOND INDEX        CORPORATE BOND INDEX         MSCI EAFE INDEX
7/90                        $10,000                         $10,000                  $10,000                    $10,000
1/91                        $ 9,839                         $10,583                  $ 8,866                    $10,561
1/92                        $12,068                         $11,764                  $ 9,425                    $11,948
1/93                        $13,342                         $12,931                  $ 8,457                    $13,331
1/94                        $15,056                         $14,321                  $12,160                    $14,704
1/95                        $15,135                         $13,967                  $11,620                    $14,247
1/96                        $20,980                         $16,420                  $13,494                    $16,772
1/97                        $26,503                         $17,832                  $13,753                    $17,172
1/98                        $33,634                         $18,849                  $15,169                    $19,091
1/99                        $44,565                         $20,870                  $17,355                    $20,756
1/00                        $49,170                         $20,950                  $20,695                    $20,160
7/00                        $50,743                         $22,019                  $20,312                    $21,231

THE STANDARD & POOR'S 500 COMPOSITE STOCK INDEX IS A CAPITALIZATION-WEIGHTED INDEX OF 500 WIDELY HELD COMMON STOCKS. THE SALOMON SMITH BARNEY WORLD GOVERNMENT BOND INDEX IS A MARKET-CAPITALIZATION-WEIGHTED BENCHMARK THAT TRACKS THE PERFORMANCE OF THE GOVERNMENT BOND MARKETS OF 14 COUNTRIES. THE LEHMAN BROTHERS GOVERNMENT/CORPORATE BOND INDEX IS A COMBINATION OF PUBLICLY ISSUED INTERMEDIATE- AND LONG-TERM U.S. GOVERNMENT BONDS AND CORPORATE BONDS. THE MORGAN STANLEY CAPITAL INTERNATIONAL ("MSCI") EAFE INDEX CONSISTS OF THE EQUITY TOTAL RETURNS FOR EUROPE, AUSTRALIA AND THE FAR EAST. THESE INDICES ARE UNMANAGED AND ARE NOT SUBJECT TO THE SAME MANAGEMENT AND TRADING EXPENSES AS A MUTUAL FUND. AN INVESTOR CANNOT INVEST DIRECTLY IN AN INDEX.

GLOBAL BOND MARKETS
As a result of interest rate increases by many of the world's central banks, investing in bonds from countries other than the U.S. remained challenging for many investors. In addition, the historically unique circumstance where the U.S. government is buying back U.S. Treasury securities in order to reduce federal debt has created a situation where U.S. Treasury yields are low compared to the income return available from other types of bonds.

Given the potential for a slowdown in U.S. economic growth--due in large part to rising short term interest rates--many bond investors have been buying higher quality instruments such as U.S. Treasury notes. As a result, the high-yield bond market was under pressure during the period.

LOOKING AHEAD
In our view, the technology sector may continue to be the dominant force influencing the performance of the world's financial markets for the foreseeable future. However, we also believe that many compelling investment opportunities still exist across many companies and industries.

Despite solid economic fundamentals such as low inflation, we think the growth of the U.S. economy has slowed from its recent overheated pace. We think the Fed, after implementing a series of interest rate increases, may have succeeded in guiding the U.S. economy towards a "soft landing."

Yet, despite a favorable economy, the U.S. stock market remains highly volatile. We think this market volatility may continue over the near term, as many investors address a number of issues. One primary concern is the possibility of further interest rate increases by the Fed. We believe the recent round of Fed rate increases may be complete, at least for now, but not all investors are convinced.

Thank you for investing in the Concert Allocation Series Inc. Select Portfolios. We look forward to helping you pursue your financial goals in the future.

Sincerely,

/s/ Heath B. McLendon
Heath B. McLendon
CHAIRMAN

AUGUST 29, 2000

THE SELECT HIGH GROWTH PORTFOLIO
TARGET ASSET ALLOCATION

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

BOND FUNDS  STOCK FUNDS
10%                 90%

THE SELECT HIGH GROWTH PORTFOLIO SEEKS CAPITAL APPRECIATION BY INVESTING A HIGH PERCENTAGE OF ITS ASSETS IN AGGRESSIVE EQUITY FUNDS.
 .................................................................

THE SELECT HIGH GROWTH PORTFOLIO
The Select High Growth Portfolio seeks capital appreciation. Among the Portfolios of the Concert Allocation Series, the Select High Growth Portfolio invests a large portion of its assets in aggressive stock mutual funds that focus on smaller, more speculative companies as well as mid-sized (or larger) companies with the potential for rapid growth. Moreover, a significant portion of the Portfolio is invested in international or emerging markets funds in order to achieve a greater level of diversification.

INDEX COMPARISON*

S&P 500**                                                       3.20%
RUSSELL 2000-Registered Trademark- ***                          1.35%
MSCI EAFE+                                                    (1.85)%
SALOMON SMITH BARNEY
 HIGH YIELD MARKET++                                            0.48%

 .................................................................

*  THE CHART ABOVE REPRESENTS TOTAL RETURNS FOR THE SIX MONTHS ENDED JULY 31,
   2000.
** THE S&P 500 INDEX IS A MARKET CAPITALIZATION-WEIGHTED MEASURE OF 500 WIDELY
   HELD COMMON STOCKS. PLEASE NOTE THAT AN INVESTOR CANNOT INVEST DIRECTLY IN AN INDEX.
***THE RUSSELL 2000-Registered Trademark- INDEX MEASURES THE PERFORMANCE OF THE
   2,000 SMALLEST COMPANIES IN THE RUSSELL 3000 INDEX, WHICH REPRESENTS APPROXIMATELY 8% OF THE TOTAL MARKET CAPITALIZATION OF THE RUSSELL 3000 INDEX. PLEASE NOTE THAT AN INVESTOR CANNOT INVEST DIRECTLY IN AN INDEX.
+ THE MSCI EAFE INDEX IS AN UNMANAGED INDEX OF COMMON STOCKS OF COMPANIES LOCATED IN EUROPE, AUSTRALASIA AND THE FAR EAST. PLEASE NOTE THAT AN INVESTOR CANNOT INVEST DIRECTLY IN AN INDEX.
++ THE SALOMON SMITH BARNEY HIGH YIELD MARKET INDEX IS A BROAD-BASED UNMANAGED
   INDEX OF HIGH YIELD SECURITIES. PLEASE NOTE THAT AN INVESTOR CANNOT INVEST DIRECTLY IN AN INDEX.

PORTFOLIO UPDATE

The Select High Growth Portfolio's ("Portfolio") shares returned 1.17% for the period ended July 31, 2000. The chart that appears on page 6 compares the Portfolio's performance to broad-based indices that track four of the asset classes represented in the Portfolio.

Several major stock and bond markets hit record highs in 2000, but have since backed off from their highs. The first half of 2000 was characterized by increased levels of stock market volatility worldwide, predominantly in the technology sector. In fact, the tech-laden Nasdaq Composite Index(1) experienced four declines of 10% or more during the period.

In 2000, the Federal Reserve Board ("Fed") raised interest rates three times (February 2, 2000, March 21, 2000, and May 16, 2000) in an effort to slow the growth of the robust U.S. economy. While rising interest rates often lead historically to falling stock prices, the economy (and the bond and stock markets) appeared to have absorbed the Fed's rate hikes. While consumer confidence has slipped somewhat so far this year, consumer spending continues to increase as evidenced by recent economic data. Unemployment remains near its 30-year low. Despite the possibility of future rate hikes this year by the Fed, we remain optimistic that the growth of the U.S. economy should continue for the near term. (Of course, no guarantees can be given that our expectations will be met.)
------------------------------------------------------------------
THE TARGET ASSET ALLOCATION SET FORTH ABOVE REPRESENTS AN APPROXIMATE MIX OF INVESTMENTS FOR THE SELECT HIGH GROWTH PORTFOLIO. THE ALLOCATION AND INVESTMENT MIX OF THE PORTFOLIO MAY VARY DEPENDING UPON MARKET CONDITIONS, CASH FLOWS IN AND OUT OF THE PORTFOLIO AND OTHER FACTORS. IN ADDITION, THE ALLOCATION AND INVESTMENT RANGES OF THE PORTFOLIO MAY BE CHANGED, FROM TIME TO TIME, UPON THE APPROVAL OF THE CONCERT ALLOCATION SERIES' BOARD OF DIRECTORS.

----------
1 THE NASDAQ COMPOSITE INDEX IS A MARKET VALUE-WEIGHTED INDEX THAT MEASURES ALL DOMESTIC AND NON-U.S. BASED SECURITIES LISTED ON THE NASDAQ STOCK MARKET. PLEASE NOTE THAT AN INVESTOR CANNOT INVEST DIRECTLY IN AN INDEX.

GROWTH OF $10,000 INVESTED IN THE SELECT HIGH GROWTH PORTFOLIO VS.
THE STANDARD & POOR'S 500 COMPOSITE STOCK INDEX, RUSSELL 2000 INDEX,
MORGAN STANLEY CAPITAL INTERNATIONAL EAFE INDEX AND SALOMON SMITH BARNEY HIGH YIELD MARKET INDEX
 ...............................................................................

FEBRUARY 5, 1997 -- JULY 31, 2000 (UNAUDITED)

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

                  SELECT HIGH        STANDARD & POOR'S 500         RUSSELL         MSCI SALOMON SMITH BARNEY HIGH YIELD
                GROWTH PORTFOLIO     COMPOSITE STOCK INDEX       2000 INDEX            EAFE INDEX       MARKET INDEX
2/5/1997                 $10,000                   $10,000          $10,000               $10,000            $10,000
7/97                     $11,250                   $12,254          $11,307               $11,711            $10,757
1/98                     $11,060                   $12,689          $11,807               $11,028            $11,487
7/98                     $11,998                   $14,618          $11,569               $12,349            $11,906
1/99                     $13,138                   $16,814          $11,851               $12,635            $11,812
7/99                     $13,972                   $17,571          $12,431               $13,566            $11,870
1/00                     $15,563                   $18,551          $13,953               $15,067            $11,743
7/31/00                  $15,745                   $19,145          $14,142               $14,788            $11,800

THE CHART ABOVE REPRESENTS A HYPOTHETICAL ILLUSTRATION OF $10,000 INVESTED ON FEBRUARY 5, 1997 (COMMENCEMENT OF OPERATIONS), ASSUMING REINVESTMENT OF DIVIDENDS AND CAPITAL GAINS, IF ANY, AT NET ASSET VALUE THROUGH JULY 31, 2000. THE STANDARD & POOR'S 500 COMPOSITE STOCK INDEX IS AN UNMANAGED INDEX COMPOSED OF 500 WIDELY HELD COMMON STOCKS LISTED ON THE NEW YORK STOCK EXCHANGE, AMERICAN STOCK EXCHANGE AND THE OVER-THE-COUNTER MARKET. THE RUSSELL 2000 INDEX IS A CAPITALIZATION WEIGHTED TOTAL RETURN INDEX WHICH IS COMPRISED OF 2,000 OF SOME OF THE SMALLER-CAPITALIZED U.S.-DOMICILED COMPANIES WHOSE COMMON STOCK IS TRADED IN THE UNITED STATES ON THE NEW YORK STOCK EXCHANGE, AMERICAN STOCK EXCHANGE AND NASDAQ. THE MORGAN STANLEY CAPITAL INTERNATIONAL ("MSCI") EAFE INDEX CONSISTS OF THE EQUITY TOTAL RETURNS FOR EUROPE, AUSTRALIA AND THE FAR EAST. THE SALOMON SMITH BARNEY HIGH YIELD MARKET INDEX COVERS A SIGNIFICANT PORTION OF THE BELOW-INVESTMENT-GRADE U.S. CORPORATE BOND MARKET. THESE INDICES ARE UNMANAGED AND ARE NOT SUBJECT TO THE SAME MANAGEMENT AND TRADING EXPENSES AS A MUTUAL FUND. AN INVESTOR CANNOT INVEST DIRECTLY IN AN INDEX.

ALL FIGURES REPRESENT PAST PERFORMANCE AND ARE NOT A GUARANTEE OF FUTURE RESULTS. INVESTMENT RETURNS AND PRINCIPAL VALUE WILL FLUCTUATE, AND REDEMPTION VALUES MAY BE MORE OR LESS THAN THE ORIGINAL COST. NO ADJUSTMENT HAS BEEN MADE FOR SHAREHOLDER TAX LIABILITY ON DIVIDENDS OR CAPITAL GAINS. THE CHART DOES NOT REFLECT EXPENSES ASSOCIATED WITH THE SEPARATE ACCOUNT SUCH AS ADMINISTRATIVE FEES, ACCOUNT CHARGES AND SURRENDER CHARGES WHICH, IF REFLECTED, WOULD REDUCE THE PERFORMANCE SHOWN.

HISTORICAL PERFORMANCE -- SELECT HIGH GROWTH PORTFOLIO+
 ...............................................................................

                                                NET ASSET VALUE
                                     --------------------------------------       INCOME        CAPITAL GAIN
PERIOD ENDED                         BEGINNING OF PERIOD      END OF PERIOD      DIVIDENDS      DISTRIBUTIONS      TOTAL RETURNS
---------------------------------------------------------------------------------------------------------------------------------
7/31/00                                    $15.16                 $14.59           $0.39            $0.35                1.17%++
---------------------------------------------------------------------------------------------------------------------------------
1/31/00                                     13.02                  15.16            0.07             0.17               18.46
---------------------------------------------------------------------------------------------------------------------------------
1/31/99                                     11.06                  13.02            0.07             0.04               18.79
---------------------------------------------------------------------------------------------------------------------------------
2/5/97* -- 1/31/98                          10.00                  11.06            0.00             0.00               10.60++
---------------------------------------------------------------------------------------------------------------------------------
Total                                                                              $0.53            $0.56
---------------------------------------------------------------------------------------------------------------------------------

AVERAGE ANNUAL TOTAL RETURNS -- SELECT HIGH GROWTH PORTFOLIO
 ...............................................................................

Six Months Ended 7/31/00++                                                                                            1.17%
----------------------------------------------------------------------------------------------------------------------------
Year Ended 7/31/00                                                                                                   12.69
----------------------------------------------------------------------------------------------------------------------------
2/5/97* through 7/31/00                                                                                              13.91
----------------------------------------------------------------------------------------------------------------------------

CUMULATIVE TOTAL RETURN -- SELECT HIGH GROWTH PORTFOLIO
 ...............................................................................

2/5/97* through 7/31/00                                                   57.45%
--------------------------------------------------------------------------------

  +  IT IS THE SELECT HIGH GROWTH PORTFOLIO'S POLICY TO
     DISTRIBUTE DIVIDENDS AND CAPITAL GAINS, IF ANY, ANNUALLY.
 ++  TOTAL RETURN IS NOT ANNUALIZED, AS IT MAY NOT BE
     REPRESENTATIVE OF THE TOTAL RETURN FOR THE YEAR.
  *  COMMENCEMENT OF OPERATIONS.

THE SELECT GROWTH PORTFOLIO
TARGET ASSET ALLOCATION

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

BOND FUNDS                           STOCK FUNDS
30%                                      70%

THE SELECT GROWTH PORTFOLIO SEEKS LONG-TERM GROWTH OF CAPITAL BY INVESTING PRIMARILY IN FUNDS CONTAINING THE ISSUES OF MORE ESTABLISHED COMPANIES.
 .................................................................

THE SELECT GROWTH PORTFOLIO
The Select Growth Portfolio seeks long-term growth of capital. Among the Portfolios of the Concert Allocation Series, the Select Growth Portfolio invests the highest percentage of its assets in large-capitalization stock mutual funds to provide growth. The Portfolio's stock allocation also includes funds that invest in small- and mid-cap stocks and international securities. In addition, a significant portion of the Portfolio is allocated to bonds to help reduce its potential volatility.

INDEX COMPARISON*

S&P 500**                                                       3.20%
RUSSELL 2000-Registered Trademark- ***                          1.35%
MSCI EAFE+                                                     (1.85)%
LEHMAN BROTHERS GOVERNMENT/
 CORPORATE BOND++                                               5.31%

 .................................................................
*  THE CHART ABOVE REPRESENTS TOTAL RETURNS FOR THE SIX MONTHS ENDED JULY 31,
   2000.
** THE S&P 500 INDEX IS A MARKET CAPITALIZATION-WEIGHTED MEASURE OF 500 WIDELY
   HELD COMMON STOCKS. PLEASE NOTE THAT AN INVESTOR CANNOT INVEST DIRECTLY IN AN INDEX.
***THE RUSSELL 2000-Registered Trademark- INDEX MEASURES THE PERFORMANCE OF THE
   2,000 SMALLEST COMPANIES IN THE RUSSELL 3000 INDEX, WHICH REPRESENTS APPROXIMATELY 8% OF THE TOTAL MARKET CAPITALIZATION OF THE RUSSELL 3000 INDEX. PLEASE NOTE THAT AN INVESTOR CANNOT INVEST DIRECTLY IN AN INDEX.
+ THE MSCI EAFE INDEX IS AN UNMANAGED INDEX OF COMMON STOCKS OF COMPANIES LOCATED IN EUROPE, AUSTRALASIA AND THE FAR EAST. PLEASE NOTE THAT AN INVESTOR CANNOT INVEST DIRECTLY IN AN INDEX.
++ THE LEHMAN BROTHERS GOVERNMENT/CORPORATE BOND INDEX TRACKS THE PERFORMANCE OF
   THE OVERALL BOND MARKET AND IS A BROAD MEASURE OF THE PERFORMANCE OF GOVERNMENT AND CORPORATE FIXED-RATE DEBT ISSUES. PLEASE NOTE THAT AN INVESTOR CANNOT INVEST DIRECTLY IN AN INDEX.

PORTFOLIO UPDATE

The Select Growth Portfolio's ("Portfolio") shares returned 0.68% for the period ended July 31, 2000. The chart that appears on page 9 compares the Portfolio's performance to broad-based indices that track four of the asset classes represented in the Portfolio.

Even though the performance of the stock market was negative (as measured by the S&P 500 Index) for the period, many compelling investment opportunities continued to exist. Initially, the predominately speculative momentum market of 1999 continued in 2000, peaking during the second week of March.

The Federal Reserve Board's ("Fed") continued increases in interest rates then started to be felt by most investors, leading to a dramatic sell-off, as witnessed by the dramatic decrease of the tech-laden Nasdaq Composite Index(1) through May. At the same time, many oversold "Old Economy" stocks rallied as money rotated from the Internet and biotech stocks into areas such as consumer staples. By the end of the half of the reporting period, most of the markets recovered so that most broad indices were only down modestly. ("Old Economy" stocks refer to the shares of more established, "blue-chip" companies.)

One way to describe what happened is that "investment gravity" finally took hold of many stocks that were trading at what we deemed to be unsustainable levels. The sell-off in many technology stocks spread to most of the dominant and overvalued large-cap growth stocks. As a result, it appeared that once again, corporate earnings were a factor driving most investors' decisions. However, by the end of the period, investor psychology appeared to somewhat change, with several investors once again favoring future potential as a premium over proven ability.
------------------------------------------------------------------
THE TARGET ASSET ALLOCATION SET FORTH ABOVE REPRESENTS AN APPROXIMATE MIX OF INVESTMENTS FOR THE SELECT GROWTH PORTFOLIO. THE ALLOCATION AND INVESTMENT MIX OF THE PORTFOLIO MAY VARY DEPENDING UPON MARKET CONDITIONS, CASH FLOWS IN AND OUT OF THE PORTFOLIO AND OTHER FACTORS. IN ADDITION, THE ALLOCATION AND INVESTMENT RANGES OF THE PORTFOLIO MAY BE CHANGED FROM TIME TO TIME UPON THE APPROVAL OF THE CONCERT ALLOCATION SERIES' BOARD OF DIRECTORS.

----------
1 THE NASDAQ COMPOSITE INDEX IS A MARKET VALUE-WEIGHTED INDEX THAT MEASURES ALL DOMESTIC AND NON-U.S. BASED SECURITIES LISTED ON THE NASDAQ STOCK MARKET. PLEASE NOTE THAT AN INVESTOR CANNOT INVEST DIRECTLY IN AN INDEX.

GROWTH OF $10,000 INVESTED IN THE SELECT GROWTH PORTFOLIO VS. THE STANDARD & POOR'S 500 COMPOSITE STOCK INDEX, RUSSELL 2000 INDEX, MORGAN STANLEY CAPITAL INTERNATIONAL EAFE INDEX AND LEHMAN BROTHERS GOVERNMENT/CORPORATE BOND INDEX
 ...............................................................................

FEBRUARY 5, 1997 -- JULY 31, 2000 (UNAUDITED)

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

          SELECT GROWTH   STANDARD & POOR'S 500                                            LEHMAN BROTHERS GOVERNMENT/
            PORTFOLIO     COMPOSITE STOCK INDEX     RUSSELL 2000 INDEX   MSCI EAFE INDEX      CORPORATE BOND INDEX
2/5/97        $10,000             $10,000                  $10,000           $10,000                $10,000
7/97          $11,170             $12,254                  $11,307           $11,711                $10,575
1/98          $11,280             $12,689                  $11,807           $11,028                $11,117
7/98          $12,111             $14,618                  $11,569           $12,349                $11,428
1/99          $13,120             $16,814                  $11,851           $12,635                $12,086
7/99          $13,414             $17,571                  $12,431           $13,566                $11,694
1/00          $14,395             $18,551                  $13,953           $15,067                $11,738
7/31/00       $14,492             $19,145                  $14,142           $14,788                $12,362

THE CHART ABOVE REPRESENTS A HYPOTHETICAL ILLUSTRATION OF $10,000 INVESTED ON FEBRUARY 5, 1997 (COMMENCEMENT OF OPERATIONS), ASSUMING REINVESTMENT OF DIVIDENDS AND CAPITAL GAINS, IF ANY, AT NET ASSET VALUE THROUGH JULY 31, 2000. THE STANDARD & POOR'S 500 COMPOSITE STOCK INDEX IS AN UNMANAGED INDEX COMPOSED OF 500 WIDELY HELD COMMON STOCKS LISTED ON THE NEW YORK STOCK EXCHANGE, AMERICAN STOCK EXCHANGE AND THE OVER-THE-COUNTER MARKET. THE RUSSELL 2000 INDEX IS A CAPITALIZATION-WEIGHTED TOTAL RETURN INDEX WHICH IS COMPRISED OF 2,000 OF SOME OF THE SMALLER-CAPITALIZED U.S.-DOMICILED COMPANIES WHOSE COMMON STOCK IS TRADED IN THE UNITED STATES ON THE NEW YORK STOCK EXCHANGE, AMERICAN STOCK EXCHANGE AND NASDAQ. THE MORGAN STANLEY CAPITAL INTERNATIONAL ("MSCI") EAFE INDEX IS A COMPOSITE INDEX THAT CONSISTS OF EQUITY TOTAL RETURNS FOR EUROPE, AUSTRALIA AND THE FAR EAST. THE LEHMAN BROTHERS GOVERNMENT/CORPORATE BOND INDEX IS A COMBINATION OF PUBLICLY ISSUED INTERMEDIATE- AND LONG-TERM U.S. GOVERNMENT BONDS AND CORPORATE BONDS. THESE INDICES ARE UNMANAGED AND ARE NOT SUBJECT TO THE SAME MANAGEMENT AND TRADING EXPENSES AS A MUTUAL FUND. AN INVESTOR CANNOT INVEST DIRECTLY IN AN INDEX.

ALL FIGURES REPRESENT PAST PERFORMANCE AND ARE NOT A GUARANTEE OF FUTURE RESULTS. INVESTMENT RETURNS AND PRINCIPAL VALUE WILL FLUCTUATE, AND REDEMPTION VALUES MAY BE MORE OR LESS THAN THE ORIGINAL COST. NO ADJUSTMENT HAS BEEN MADE FOR SHAREHOLDER TAX LIABILITY ON DIVIDENDS OR CAPITAL GAINS. THE CHART DOES NOT REFLECT EXPENSES ASSOCIATED WITH THE SEPARATE ACCOUNT SUCH AS ADMINISTRATIVE FEES, ACCOUNT CHARGES AND SURRENDER CHARGES WHICH, IF REFLECTED, WOULD REDUCE THE PERFORMANCE SHOWN.

HISTORICAL PERFORMANCE -- SELECT GROWTH PORTFOLIO+
 ...............................................................................

                                                NET ASSET VALUE
                                     --------------------------------------       INCOME        CAPITAL GAIN
PERIOD ENDED                         BEGINNING OF PERIOD      END OF PERIOD      DIVIDENDS      DISTRIBUTIONS      TOTAL RETURNS
---------------------------------------------------------------------------------------------------------------------------------
7/31/00                                    $13.80                 $13.09           $0.37            $0.43                 0.68%++
---------------------------------------------------------------------------------------------------------------------------------
1/31/00                                     12.87                  13.80            0.13             0.17                 9.72
---------------------------------------------------------------------------------------------------------------------------------
1/31/99                                     11.28                  12.87            0.11             0.12                16.31
---------------------------------------------------------------------------------------------------------------------------------
2/5/97* -- 1/31/98                          10.00                  11.28            0.00             0.00                12.80++
---------------------------------------------------------------------------------------------------------------------------------
Total                                                                              $0.61            $0.72
---------------------------------------------------------------------------------------------------------------------------------

AVERAGE ANNUAL TOTAL RETURNS -- SELECT GROWTH PORTFOLIO
 ...............................................................................

Six Months Ended 7/31/00++                                                                                            0.68%
----------------------------------------------------------------------------------------------------------------------------
Year Ended 7/31/00                                                                                                    8.04
----------------------------------------------------------------------------------------------------------------------------
2/5/97* through 7/31/00                                                                                              11.23
----------------------------------------------------------------------------------------------------------------------------

CUMULATIVE TOTAL RETURN -- SELECT GROWTH PORTFOLIO
 ...............................................................................

2/5/97* through 7/31/00                                                   44.92%
--------------------------------------------------------------------------------

  +  IT IS THE SELECT GROWTH PORTFOLIO'S POLICY TO DISTRIBUTE
     DIVIDENDS AND CAPITAL GAINS, IF ANY, ANNUALLY.
 ++  TOTAL RETURN IS NOT ANNUALIZED, AS IT MAY NOT BE
     REPRESENTATIVE OF THE TOTAL RETURN FOR THE YEAR.
  *  COMMENCEMENT OF OPERATIONS.

THE SELECT BALANCED PORTFOLIO
TARGET ASSET ALLOCATION

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

BOND FUNDS        STOCK FUNDS
50%                 50%

THE SELECT BALANCED PORTFOLIO SEEKS A BALANCE OF CAPITAL GROWTH AND INCOME BY PLACING EQUAL EMPHASIS ON FUNDS INVESTING IN STOCKS AND BONDS.
 .................................................................

THE SELECT BALANCED PORTFOLIO
The Select Balanced Portfolio seeks long-term growth of capital and income, placing equal emphasis on current income and capital appreciation. The Select Balanced Portfolio, as its name states, divides its assets roughly between stock and bond mutual funds. The stock funds are primarily large-capitalization, dividend-paying stock funds. The bond portion of the Portfolio is mainly invested in funds that invest in U.S. government and agency securities, as well as mortgage-backed securities.

INDEX COMPARISON*

S&P 500**                                                       3.20%
LEHMAN BROTHERS GOVERNMENT/
 CORPORATE BOND***                                              5.31%
SALOMON SMITH BARNEY ONE-YEAR TREASURY BILL+                    3.32%
SALOMON SMITH BARNEY
 WORLD GOVERNMENT BOND++                                        5.10%

 .................................................................
*  THE CHART ABOVE REPRESENTS TOTAL RETURNS FOR THE SIX MONTHS ENDED JULY 31,
   2000.
** THE S&P 500 INDEX IS A MARKET CAPITALIZATION-WEIGHTED MEASURE OF 500 WIDELY
   HELD COMMON STOCKS. PLEASE NOTE THAT AN INVESTOR CANNOT INVEST DIRECTLY IN AN INDEX.
***THE LEHMAN BROTHERS GOVERNMENT/CORPORATE BOND INDEX TRACKS THE PERFORMANCE OF
   THE OVERALL BOND MARKET AND IS A BROAD MEASURE OF THE PERFORMANCE OF GOVERNMENT AND CORPORATE FIXED-RATE DEBT ISSUES. PLEASE NOTE THAT AN INVESTOR CANNOT INVEST DIRECTLY IN AN INDEX.
+ THE SALOMON SMITH BARNEY ONE-YEAR TREASURY BILL INDEX CONSISTS OF ONE ONE-YEAR UNITED STATES TREASURY BILL WHOSE RETURN IS TRACKED UNTIL ITS MATURITY. PLEASE NOTE THAT AN INVESTOR CANNOT INVEST DIRECTLY IN AN INDEX.
++ THE SALOMON SMITH BARNEY WORLD GOVERNMENT BOND INDEX IS A MARKET
   CAPITALIZATION-WEIGHTED BENCHMARK THAT TRACKS THE PERFORMANCE OF THE GOVERNMENT BOND MARKETS OF 14 COUNTRIES. PLEASE NOTE THAT AN INVESTOR CANNOT INVEST DIRECTLY IN AN INDEX.

PORTFOLIO UPDATE

The Select Balanced Portfolio's ("Portfolio") shares returned 4.51% for the period ended July 31, 2000. The chart that appears on page 12 compares the Portfolio's performance to broad-based indices that track four of the asset classes represented in the Portfolio.

At the beginning of the period, both stocks and bonds continued to be adversely impacted by ongoing concerns from investors regarding persistently strong economic growth, rising inflation fears and a more restrictive Federal Reserve Board ("Fed") monetary policy. The U.S. economy continued its record growth rate, with Gross Domestic Product ("GDP")(1) continuing to rise. This high level of economic growth caused concern among many investors regarding inflation. In an attempt to forestall a potential reacceleration of inflation, the Fed raised interest rates by 75 basis points(2) during the reporting period (on
February 2, 2000, March 21, 2000 and on May 16, 2000). Despite the actions of the Fed, the bond market outperformed the stock market during the period. Moreover, just about each sector of the bond market outperformed the leading stock indices during the period.

Several factors exist which largely contributed to the bond market's performance this year. Many investors believe that the growth of the economy is beginning to slow and no longer view inflation as the threat it was one year earlier. Additionally, many investors are now convinced that the Fed may be finished with its latest round of interest rate hikes.

During the period, the U.S. stock market was characterized by record levels of volatility. Throughout 1999, especially during November and December, value stocks (i.e., stocks that are inexpensive compared to other companies with similar earnings or assets) were virtually ignored by investors. In contrast, growth stocks (i.e., stocks issued by companies with the potential for faster-than-average growth within their industries) rose as many investors appeared willing to pay virtually any price for young and speculative technology companies. However, investor sentiment shifted dramatically during the first quarter of 2000. Investors, reacting to the potential threat of inflation, began to reassess the valuations assigned to many companies.

As such, many large cap stocks fell sharply in January and February before recovering in early March. Between mid-March and the end of April, however, the market experienced a substantial correction. The tech-laden Nasdaq Composite Index(3) fell by more than 35% from its high, including a single-day drop of 10% on April 14, 2000. Shares of "blue chip" companies declined less severely, with the S&P 500 declining 7.18% during the same time period. Some value-oriented stocks gained ground amid renewed investor interest.
------------------------------------------------------------------
THE TARGET ASSET ALLOCATION SET FORTH ABOVE REPRESENTS AN APPROXIMATE MIX OF INVESTMENTS FOR THE SELECT BALANCED PORTFOLIO. THE ALLOCATION AND INVESTMENT MIX OF THE PORTFOLIO MAY VARY DEPENDING UPON MARKET CONDITIONS, CASH FLOWS IN AND OUT OF THE PORTFOLIO AND OTHER FACTORS. IN ADDITION, THE ALLOCATION AND INVESTMENT RANGES OF THE PORTFOLIO MAY BE CHANGED, FROM TIME TO TIME, UPON THE APPROVAL OF THE CONCERT ALLOCATION SERIES' BOARD OF DIRECTORS.

------------

1 GDP IS THE MARKET VALUE OF THE GOODS AND SERVICES PRODUCED BY LABOR AND
  PROPERTY IN THE U.S. GDP IS COMPRISED OF CONSUMER AND GOVERNMENT PURCHASES, PRIVATE DOMESTIC INVESTMENTS AND NET EXPORTS OF GOODS AND SERVICES.

2 A BASIS POINT IS 0.01% OR ONE-HUNDREDTH OF A PERCENT.

3 THE NASDAQ COMPOSITE INDEX IS A MARKET VALUE-WEIGHTED INDEX THAT MEASURES ALL
  DOMESTIC AND NON-U.S. BASED SECURITIES LISTED ON THE NASDAQ STOCK MARKET. PLEASE NOTE THAT AN INVESTOR CANNOT INVEST DIRECTLY IN AN INDEX.

GROWTH OF $10,000 INVESTED IN THE SELECT BALANCED PORTFOLIO VS. THE STANDARD & POOR'S 500 COMPOSITE STOCK INDEX, LEHMAN BROTHERS GOVERNMENT/CORPORATE BOND INDEX, MORGAN STANLEY CAPITAL INTERNATIONAL EAFE INDEX AND SALOMON SMITH BARNEY WORLD GOVERNMENT BOND INDEX
 ...............................................................................

FEBRUARY 5, 1997 -- JULY 31, 2000 (UNAUDITED)

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

         SELECT BALANCED  STANDARD & POOR'S 500  LEHMAN BROTHERS GOVERNMENT/     MSCI        SALOMON SMITH BARNEY
            PORTFOLIO     COMPOSITE STOCK INDEX     CORPORATE BOND INDEX      EAFE INDEX  WORLD GOVERNMENT BOND INDEX
2/5/97           $10,000                $10,000                      $10,000     $10,000                      $10,000
7/97             $11,050                $12,254                      $10,575     $11,711                      $10,512
1/98             $11,280                $12,689                      $11,117     $11,028                      $11,111
7/98             $11,846                $14,618                      $11,428     $12,349                      $11,589
1/99             $12,381                $16,814                      $12,086     $12,635                      $12,863
7/99             $12,651                $17,571                      $11,694     $13,566                      $12,347
1/00             $12,961                $18,551                      $11,738     $15,067                      $12,164
7/31/00          $13,546                $19,145                      $12,362     $14,788                      $12,784

THE CHART ABOVE REPRESENTS A HYPOTHETICAL ILLUSTRATION OF $10,000 INVESTED ON FEBRUARY 5, 1997 (COMMENCEMENT OF OPERATIONS), ASSUMING REINVESTMENT OF DIVIDENDS AND CAPITAL GAINS, IF ANY, AT NET ASSET VALUE THROUGH JULY 31, 2000. THE STANDARD & POOR'S 500 COMPOSITE STOCK INDEX IS AN UNMANAGED INDEX COMPOSED OF 500 WIDELY HELD COMMON STOCKS LISTED ON THE NEW YORK STOCK EXCHANGE, AMERICAN STOCK EXCHANGE AND THE OVER-THE-COUNTER MARKET. THE LEHMAN BROTHERS GOVERNMENT/CORPORATE BOND INDEX IS A COMBINATION OF PUBLICLY ISSUED INTERMEDIATE- AND LONG-TERM U.S. GOVERNMENT BONDS AND CORPORATE BONDS. THE MORGAN STANLEY CAPITAL INTERNATIONAL ("MSCI") EAFE INDEX IS A COMPOSITE INDEX THAT CONSISTS OF EQUITY TOTAL RETURNS FOR EUROPE, AUSTRALIA AND THE FAR EAST. THE SALOMON SMITH BARNEY WORLD GOVERNMENT BOND INDEX IS A MARKET-CAPITALIZATION-WEIGHTED BENCHMARK THAT TRACKS THE PERFORMANCE OF THE GOVERNMENT BOND MARKETS OF 14 COUNTRIES. THESE INDICES ARE UNMANAGED AND ARE NOT SUBJECT TO THE SAME MANAGEMENT AND TRADING EXPENSES AS A MUTUAL FUND. AN INVESTOR CANNOT INVEST DIRECTLY IN AN INDEX.
ALL FIGURES REPRESENT PAST PERFORMANCE AND ARE NOT A GUARANTEE OF FUTURE RESULTS. INVESTMENT RETURNS AND PRINCIPAL VALUE WILL FLUCTUATE, AND REDEMPTION VALUES MAY BE MORE OR LESS THAN THE ORIGINAL COST. NO ADJUSTMENT HAS BEEN MADE FOR SHAREHOLDER TAX LIABILITY ON DIVIDENDS OR CAPITAL GAINS. THE CHART DOES NOT REFLECT EXPENSES ASSOCIATED WITH THE SEPARATE ACCOUNT SUCH AS ADMINISTRATIVE FEES, ACCOUNT CHARGES AND SURRENDER CHARGES WHICH, IF REFLECTED, WOULD REDUCE THE PERFORMANCE SHOWN.

HISTORICAL PERFORMANCE -- SELECT BALANCED PORTFOLIO+
 ...............................................................................

                                                NET ASSET VALUE
                                     --------------------------------------       INCOME        CAPITAL GAIN
PERIOD ENDED                         BEGINNING OF PERIOD      END OF PERIOD      DIVIDENDS      DISTRIBUTIONS      TOTAL RETURNS
---------------------------------------------------------------------------------------------------------------------------------
7/31/00                                    $12.13                 $11.78           $0.40            $0.50                4.51%++
---------------------------------------------------------------------------------------------------------------------------------
1/31/00                                     12.04                  12.13            0.22             0.24                4.69
---------------------------------------------------------------------------------------------------------------------------------
1/31/99                                     11.28                  12.04            0.16             0.16                9.76
---------------------------------------------------------------------------------------------------------------------------------
2/5/97* -- 1/31/98                          10.00                  11.28            0.00             0.00               12.80++
---------------------------------------------------------------------------------------------------------------------------------
Total                                                                              $0.78            $0.90
---------------------------------------------------------------------------------------------------------------------------------

AVERAGE ANNUAL TOTAL RETURNS -- SELECT BALANCED PORTFOLIO
 ...............................................................................

Six Months Ended 7/31/00++                                                                                           4.51%
----------------------------------------------------------------------------------------------------------------------------
Year Ended 7/31/00                                                                                                   7.07
----------------------------------------------------------------------------------------------------------------------------
2/5/97* through 7/31/00                                                                                              9.10
----------------------------------------------------------------------------------------------------------------------------

CUMULATIVE TOTAL RETURN -- SELECT BALANCED PORTFOLIO
 ...............................................................................

2/5/97* through 7/31/00                                                                                             35.46%
----------------------------------------------------------------------------------------------------------------------------

  +  IT IS THE SELECT BALANCED PORTFOLIO'S POLICY TO DISTRIBUTE
     DIVIDENDS AND CAPITAL GAINS, IF ANY, ANNUALLY.
 ++  TOTAL RETURN IS NOT ANNUALIZED, AS IT MAY NOT BE
     REPRESENTATIVE OF THE TOTAL RETURN FOR THE YEAR.
  *  COMMENCEMENT OF OPERATIONS.

THE SELECT CONSERVATIVE PORTFOLIO
TARGET ASSET ALLOCATION

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC


BOND FUNDS          STOCK FUNDS
70%                          30%

THE SELECT CONSERVATIVE PORTFOLIO PRIMARILY SEEKS INCOME AND, SECONDARILY, LONG-TERM GROWTH OF CAPITAL BY INVESTING THE MAJORITY OF ITS ASSETS IN FUNDS THAT INVEST IN BONDS.
 .................................................................

THE SELECT CONSERVATIVE PORTFOLIO
The Select Conservative Portfolio primarily seeks income and, secondarily, long-term capital growth. Among the Portfolios of the Concert Allocation Series, the Select Conservative Portfolio consists primarily of taxable bond funds, with a portion invested in stock funds that invest primarily in large-capitalization U.S. stocks.

INDEX COMPARISON*


S&P 500**                                                     3.20%
Lehman Brothers Government/Corporate Bond***                  5.31%
Salomon Smith Barney
 High Yield Market+                                           0.48%
Salomon Smith Barney
 One-Year Treasury Bill++                                     3.32%

 .................................................................
*  THE CHART ABOVE REPRESENTS TOTAL RETURNS FOR THE YEAR ENDED JULY 31, 2000.
** THE S&P 500 INDEX IS A MARKET CAPITALIZATION-WEIGHTED MEASURE OF 500 WIDELY
   HELD COMMON STOCKS. PLEASE NOTE THAT AN INVESTOR CANNOT INVEST DIRECTLY IN AN INDEX.
***THE LEHMAN BROTHERS GOVERNMENT/CORPORATE BOND INDEX TRACKS THE PERFORMANCE OF
   THE OVERALL BOND MARKET AND IS A BROAD MEASURE OF THE PERFORMANCE OF GOVERNMENT AND CORPORATE FIXED-RATE DEBT ISSUES. PLEASE NOTE THAT AN INVESTOR CANNOT INVEST DIRECTLY IN AN INDEX.
+ THE SALOMON SMITH BARNEY HIGH YIELD MARKET INDEX IS A BROAD-BASED UNMANAGED INDEX OF HIGH YIELD SECURITIES. PLEASE NOTE THAT AN INVESTOR CANNOT INVEST DIRECTLY IN AN INDEX.
++ THE SALOMON SMITH BARNEY ONE-YEAR TREASURY BILL INDEX CONSISTS OF ONE
   ONE-YEAR UNITED STATES TREASURY BILL WHOSE RETURN IS TRACKED UNTIL ITS MATURITY. PLEASE NOTE THAT AN INVESTOR CANNOT INVEST DIRECTLY IN AN INDEX.

PORTFOLIO UPDATE

The Select Conservative Portfolio's ("Portfolio") shares returned 4.32% for the period ended July 31, 2000. The chart that appears on page 15 compares the Portfolio's performance to broad-based indices that track four of the asset classes represented in the Portfolio.

On May 16, 2000, the Fed enacted the sixth in a series of monetary policy actions that began on June 30, 1999, when the federal funds rate ("fed funds rate")(1) was 4.75%. Since June 30, 1999, the Fed raised rates by 175 basis points.(2) With the fed funds rate presently at 6.5%, the cumulative effect of the interest rate increases so far, we believe, may begin to have a more pronounced effect in dampening inflationary pressures in the economy.

In a sharp reversal from our last report, most classes of bonds outperformed the stock market during the period. Several factors exist which largely contributed to the bond market's performance this year. Many investors believe that the growth of the economy is beginning to slow and no longer view inflation as the major threat it was a year earlier. Additionally, many investors are now convinced that the Fed may be finished with its latest round of interest rate hikes.

Due to the U.S. Treasury's buyback plan, the price of long-term bonds increased in relation to their short-term counterparts, as reflected by an inverted yield curve.(3) Instead of a "normal" yield curve, with yields rising slowly along with the maturity of Treasury bonds, the highest yields were for shorter-term bonds. The Portfolio's stock holdings largely benefited from the recovery of many overseas economies and the continued strength of the shares of what we view as well-managed companies with a global presence.
------------------------------------------------------------------

THE TARGET ASSET ALLOCATION SET FORTH ABOVE REPRESENTS AN APPROXIMATE MIX OF INVESTMENTS FOR THE SELECT CONSERVATIVE PORTFOLIO. THE ALLOCATION AND INVESTMENT MIX OF THE PORTFOLIO MAY VARY DEPENDING UPON MARKET CONDITIONS, CASH FLOWS IN AND OUT OF THE PORTFOLIO AND OTHER FACTORS. IN ADDITION, THE ALLOCATION AND INVESTMENT RANGES OF THE PORTFOLIO MAY BE CHANGED, FROM TIME TO TIME, UPON THE APPROVAL OF THE CONCERT ALLOCATION SERIES' BOARD OF DIRECTORS.

__________

1 THE FED FUNDS RATE IS THE INTEREST RATE THAT BANKS WITH EXCESS RESERVES AT A
  FEDERAL RESERVE DISTRICT BANK CHARGE OTHER BANKS THAT NEED OVERNIGHT LOANS. THE FED FUNDS RATE OFTEN POINTS TO THE DIRECTION OF U.S. INTEREST RATES.

2 A BASIS POINT IS 0.01% OR ONE ONE-HUNDREDTH OF A PERCENT.

3 THE YIELD CURVE IS THE GRAPHICAL DEPICTION OF THE RELATIONSHIP BETWEEN THE
  YIELD ON BONDS OF THE SAME CREDIT QUALITY BUT DIFFERENT MATURITIES. AN INVERTED YIELD CURVE DEPICTS AN UNUSUAL SITUATION WHEN SHORT-TERM INTEREST RATES ARE HIGHER THAN LONG-TERM RATES.

GROWTH OF $10,000 INVESTED IN THE SELECT CONSERVATIVE PORTFOLIO VS. THE STANDARD & POOR'S 500 COMPOSITE STOCK INDEX, LEHMAN BROTHERS GOVERNMENT/CORPORATE BOND INDEX, SALOMON SMITH BARNEY HIGH YIELD MARKET INDEX AND SALOMON SMITH BARNEY ONE-YEAR TREASURY BILL INDEX
 ...............................................................................

FEBRUARY 5, 1997 -- JULY 31, 2000 (UNAUDITED)

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

                 SELECT          STANDARD & POOR'S 500  LEHMAN BROTHERS GOVERNMENT/  SALOMON SMITH BARNEY HIGH
         CONSERVATIVE PORTFOLIO  COMPOSITE STOCK INDEX     CORPORATE BOND INDEX         YIELD MARKET INDEX
2/5/97                  $10,000                $10,000                      $10,000                    $10,000
7/97                    $10,930                $12,254                      $10,575                    $10,757
1/98                    $11,300                $12,689                      $11,117                    $11,487
7/98                    $11,646                $14,618                      $11,428                    $11,906
1/99                    $11,984                $16,814                      $12,086                    $11,812
7/99                    $12,129                $17,571                      $11,694                    $11,870
1/00                    $12,246                $18,551                      $11,738                    $11,743
7/31/00                 $12,774                $19,145                      $12,362                    $11,800


         SALOMON SMITH BARNEY ONE-YEAR
              TREASURY BILL INDEX

2/5/97                         $10,000
7/97                           $10,322
1/98                           $10,627
7/98                           $10,910
1/99                           $11,222
7/99                           $11,481
1/00                           $11,683
7/31/00                        $12,071

THE CHART ABOVE REPRESENTS A HYPOTHETICAL ILLUSTRATION OF $10,000 INVESTED ON FEBRUARY 5, 1997 (COMMENCEMENT OF OPERATIONS), ASSUMING REINVESTMENT OF DIVIDENDS AND CAPITAL GAINS, IF ANY, AT NET ASSET VALUE THROUGH JULY 31, 2000. THE STANDARD & POOR'S 500 COMPOSITE STOCK INDEX IS AN UNMANAGED INDEX COMPOSED OF 500 WIDELY HELD COMMON STOCKS LISTED ON THE NEW YORK STOCK EXCHANGE, AMERICAN STOCK EXCHANGE AND THE OVER-THE-COUNTER MARKET. THE LEHMAN BROTHERS GOVERNMENT/CORPORATE BOND INDEX IS A COMBINATION OF PUBLICLY ISSUED INTERMEDIATE- AND LONG-TERM U.S. GOVERNMENT BONDS AND CORPORATE BONDS. THE SALOMON SMITH BARNEY HIGH YIELD MARKET INDEX COVERS A SIGNIFICANT PORTION OF THE BELOW INVESTMENT-GRADE U.S. CORPORATE BOND MARKET. THE SALOMON SMITH BARNEY ONE-YEAR TREASURY BILL INDEX IS COMPOSED OF ONE 1-YEAR UNITED STATES TREASURY BILL WHOSE RETURN IS TRACKED UNTIL ITS MATURITY. THESE INDICES ARE UNMANAGED AND ARE NOT SUBJECT TO THE SAME MANAGEMENT AND TRADING EXPENSES AS A MUTUAL FUND. AN INVESTOR CANNOT INVEST DIRECTLY IN AN INDEX.

ALL FIGURES REPRESENT PAST PERFORMANCE AND ARE NOT A GUARANTEE OF FUTURE RESULTS. INVESTMENT RETURNS AND PRINCIPAL VALUE WILL FLUCTUATE, AND REDEMPTION VALUES MAY BE MORE OR LESS THAN THE ORIGINAL COST. NO ADJUSTMENT HAS BEEN MADE FOR SHAREHOLDER TAX LIABILITY ON DIVIDENDS OR CAPITAL GAINS. THE CHART DOES NOT REFLECT EXPENSES ASSOCIATED WITH THE SEPARATE ACCOUNT SUCH AS ADMINISTRATIVE FEES, ACCOUNT CHARGES AND SURRENDER CHARGES WHICH, IF REFLECTED, WOULD REDUCE THE PERFORMANCE SHOWN.

HISTORICAL PERFORMANCE -- SELECT CONSERVATIVE PORTFOLIO+
 ...............................................................................

                                                NET ASSET VALUE
                                     --------------------------------------       INCOME        CAPITAL GAIN
PERIOD ENDED                         BEGINNING OF PERIOD      END OF PERIOD      DIVIDENDS      DISTRIBUTIONS      TOTAL RETURNS
---------------------------------------------------------------------------------------------------------------------------------
7/31/00                                    $11.57                 $11.20           $0.62            $0.25                4.32%++
---------------------------------------------------------------------------------------------------------------------------------
1/31/00                                     11.71                  11.57            0.27             0.13                2.19
---------------------------------------------------------------------------------------------------------------------------------
1/31/99                                     11.30                  11.71            0.17             0.10                6.05
---------------------------------------------------------------------------------------------------------------------------------
2/5/97* -- 1/31/98                          10.00                  11.30            0.00             0.00               13.00++
---------------------------------------------------------------------------------------------------------------------------------
Total                                                                              $1.06            $0.48
---------------------------------------------------------------------------------------------------------------------------------

AVERAGE ANNUAL TOTAL RETURNS -- SELECT CONSERVATIVE PORTFOLIO
 ...............................................................................

Six Months Ended 7/31/00++                                                                                           4.32%
----------------------------------------------------------------------------------------------------------------------------
Year Ended 7/31/00                                                                                                   5.32
----------------------------------------------------------------------------------------------------------------------------
2/5/97* through 7/31/00                                                                                              7.28
----------------------------------------------------------------------------------------------------------------------------

CUMULATIVE TOTAL RETURN -- SELECT CONSERVATIVE PORTFOLIO
 ...............................................................................

2/5/97* through 7/31/00                                                                                             27.74%
----------------------------------------------------------------------------------------------------------------------------

  +  IT IS THE SELECT CONSERVATIVE PORTFOLIO'S POLICY TO
     DISTRIBUTE DIVIDENDS AND CAPITAL GAINS, IF ANY, ANNUALLY.
 ++  TOTAL RETURN IS NOT ANNUALIZED, AS IT MAY NOT BE
     REPRESENTATIVE OF THE TOTAL RETURN FOR THE YEAR.
  *  COMMENCEMENT OF OPERATIONS.

THE SELECT INCOME PORTFOLIO
TARGET ASSET ALLOCATION

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC


STOCK FUNDS         BOND FUNDS
10%                        90%


THE SELECT INCOME PORTFOLIO SEEKS HIGH CURRENT INCOME BY INVESTING PRIMARILY IN BOND FUNDS.
 .................................................................

THE SELECT INCOME PORTFOLIO
The Select Income Portfolio seeks high current income. Among the Portfolios of the Concert Allocation Series, the Select Income Portfolio allocates most of its assets to taxable bond funds designed to generate a high level of income consistent with relative stability of principal. A small portion of the Select Income Portfolio is invested in stock funds that invest in large-capitalization U.S. stocks.

INDEX COMPARISON*

S&P 500**                                                       3.20%
Lehman Brothers Government/Corporate Bond***                    5.31%
Salomon Smith Barney
 High Yield Market+                                             0.48%
Salomon Smith Barney
 One-Year Treasury Bill++                                       3.32%

 .................................................................
*  THE CHART ABOVE REPRESENTS TOTAL RETURNS FOR THE SIX MONTHS ENDED JULY 31,
   2000.
** THE S&P 500 INDEX IS A MARKET CAPITALIZATION-WEIGHTED MEASURE OF 500 WIDELY
   HELD COMMON STOCKS. PLEASE NOTE THAT AN INVESTOR CANNOT INVEST DIRECTLY IN AN INDEX.
***THE LEHMAN BROTHERS GOVERNMENT/CORPORATE BOND INDEX TRACKS THE PERFORMANCE OF
   THE OVERALL BOND MARKET AND IS A BROAD MEASURE OF THE PERFORMANCE OF GOVERNMENT AND CORPORATE FIXED-RATE DEBT ISSUES. PLEASE NOTE THAT AN INVESTOR CANNOT INVEST DIRECTLY IN AN INDEX.
+ THE SALOMON SMITH BARNEY HIGH YIELD MARKET INDEX IS A BROAD-BASED UNMANAGED INDEX OF HIGH YIELD SECURITIES. PLEASE NOTE THAT AN INVESTOR CANNOT INVEST DIRECTLY IN AN INDEX.
++ THE SALOMON SMITH BARNEY ONE-YEAR TREASURY BILL INDEX CONSISTS OF ONE
   ONE-YEAR UNITED STATES TREASURY BILL WHOSE RETURN IS TRACKED UNTIL ITS MATURITY. PLEASE NOTE THAT AN INVESTOR CANNOT INVEST DIRECTLY IN AN INDEX.

PORTFOLIO UPDATE

The Select Income Portfolio's ("Portfolio") shares returned 3.53% for the period ended July 31, 2000. The chart that appears on page 18 compares the Portfolio's performance to broad-based indices that track four of the asset classes represented in the Portfolio.

The majority of the assets in the Portfolio are invested in bond funds that invest in the debt obligations of the U.S. Government and other developed nations. During the period, bonds were impacted due in large part to the interest rate increases by the Federal Reserve Board ("Fed") and the U.S. Treasury's plan to buy back more than $30 billion of its outstanding long-term debt.

However, despite the interest rate increases by the Fed, the bond market outperformed stocks during the period. In our view, several factors exist which largely contributed to the bond market's performance in 2000. Many investors believe that the growth of the economy is beginning to slow, and no longer view inflation as the major threat it was a year ago. Additionally, many investors are now convinced that the Fed may be finished with its latest round of interest rate hikes.
------------------------------------------------------------------

THE TARGET ASSET ALLOCATION SET FORTH ABOVE REPRESENTS AN APPROXIMATE MIX OF INVESTMENTS FOR THE SELECT INCOME PORTFOLIO. THE ALLOCATION AND INVESTMENT MIX OF THE PORTFOLIO MAY VARY DEPENDING UPON MARKET CONDITIONS, CASH FLOWS IN AND OUT OF THE PORTFOLIO AND OTHER FACTORS. IN ADDITION, THE ALLOCATION AND INVESTMENT RANGES OF THE PORTFOLIO MAY BE CHANGED, FROM TIME TO TIME, UPON THE APPROVAL OF THE CONCERT ALLOCATION SERIES' BOARD OF DIRECTORS.

GROWTH OF $10,000 INVESTED IN THE SELECT INCOME PORTFOLIO VS.
THE STANDARD & POOR'S 500 COMPOSITE STOCK INDEX, LEHMAN BROTHERS
GOVERNMENT/CORPORATE BOND INDEX,
SALOMON SMITH BARNEY HIGH YIELD MARKET INDEX AND SALOMON SMITH BARNEY ONE-YEAR TREASURY BILL INDEX
 ...............................................................................

FEBRUARY 5, 1997 -- JULY 31, 2000 (UNAUDITED)

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

          SELECT    STANDARD & POOR'S 500    LEHMAN BROTHERS       SALOMON SMITH       SALOMON SMITH
          INCOME          COMPOSITE        GOVERNMENT/CORPORATE  BARNEY HIGH YIELD    BARNEY ONE-YEAR
         PORTFOLIO       STOCK INDEX            BOND INDEX         MARKET INDEX     TREASURY BILL INDEX
2/5/97     $10,000                $10,000               $10,000            $10,000              $10,000
7/97       $10,850                $12,254               $10,575            $10,757              $10,322
1/98       $11,290                $12,689               $11,117            $11,487              $10,627
7/98       $11,620                $14,618               $11,428            $11,906              $10,910
1/99       $11,875                $16,814               $12,086            $11,812              $11,222
7/99       $11,722                $17,571               $11,694            $11,870              $11,481
1/00       $11,786                $18,551               $11,738            $11,743              $11,683
7/31/00    $12,201                $19,145               $12,362            $11,800              $12,071

THE CHART ABOVE REPRESENTS A HYPOTHETICAL ILLUSTRATION OF $10,000 INVESTED ON FEBRUARY 5, 1997 (COMMENCEMENT OF OPERATIONS), ASSUMING REINVESTMENT OF DIVIDENDS AND CAPITAL GAINS, IF ANY, AT NET ASSET VALUE THROUGH JULY 31, 2000. THE STANDARD & POOR'S 500 COMPOSITE STOCK INDEX IS AN UNMANAGED INDEX COMPOSED OF 500 WIDELY HELD COMMON STOCKS LISTED ON THE NEW YORK STOCK EXCHANGE, AMERICAN STOCK EXCHANGE AND THE OVER-THE-COUNTER MARKET. THE LEHMAN BROTHERS GOVERNMENT/CORPORATE BOND INDEX IS A COMBINATION OF PUBLICLY ISSUED INTERMEDIATE- AND LONG-TERM U.S. GOVERNMENT BONDS AND CORPORATE BONDS. THE SALOMON SMITH BARNEY HIGH YIELD MARKET INDEX COVERS A SIGNIFICANT PORTION OF THE BELOW-INVESTMENT-GRADE U.S. CORPORATE BOND MARKET. THE SALOMON SMITH BARNEY ONE-YEAR TREASURY BILL INDEX IS COMPOSED OF ONE 1-YEAR UNITED STATES TREASURY BILL WHOSE RETURN IS TRACKED UNTIL ITS MATURITY. THESE INDICES ARE UNMANAGED AND ARE NOT SUBJECT TO THE SAME MANAGEMENT AND TRADING EXPENSES AS A MUTUAL FUND. AN INVESTOR CANNOT INVEST DIRECTLY IN AN INDEX.

ALL FIGURES REPRESENT PAST PERFORMANCE AND ARE NOT A GUARANTEE OF FUTURE RESULTS. INVESTMENT RETURNS AND PRINCIPAL VALUE WILL FLUCTUATE, AND REDEMPTION VALUES MAY BE MORE OR LESS THAN THE ORIGINAL COST. NO ADJUSTMENT HAS BEEN MADE FOR SHAREHOLDER TAX LIABILITY ON DIVIDENDS OR CAPITAL GAINS. THE CHART DOES NOT REFLECT EXPENSES ASSOCIATED WITH THE SEPARATE ACCOUNT SUCH AS ADMINISTRATIVE FEES, ACCOUNT CHARGES AND SURRENDER CHARGES WHICH, IF REFLECTED, WOULD REDUCE THE PERFORMANCE SHOWN.

HISTORICAL PERFORMANCE -- SELECT INCOME PORTFOLIO+
 ...............................................................................

                                                NET ASSET VALUE
                                     --------------------------------------       INCOME        CAPITAL GAIN
PERIOD ENDED                         BEGINNING OF PERIOD      END OF PERIOD      DIVIDENDS      DISTRIBUTIONS      TOTAL RETURNS
---------------------------------------------------------------------------------------------------------------------------------
7/31/00                                    $11.18                 $10.68           $0.77            $0.13                3.53%++
---------------------------------------------------------------------------------------------------------------------------------
1/31/00                                     11.66                  11.18            0.33             0.06               (0.75)
---------------------------------------------------------------------------------------------------------------------------------
1/31/99                                     11.29                  11.66            0.15             0.06                5.18
---------------------------------------------------------------------------------------------------------------------------------
2/5/97* -- 1/31/98                          10.00                  11.29            0.00             0.00               12.90++
---------------------------------------------------------------------------------------------------------------------------------
Total                                                                              $1.25            $0.25
---------------------------------------------------------------------------------------------------------------------------------

AVERAGE ANNUAL TOTAL RETURNS -- SELECT INCOME PORTFOLIO
 ...............................................................................

Six Months Ended 7/31/00++                                                                                            3.53%
----------------------------------------------------------------------------------------------------------------------------
Year Ended 7/31/00                                                                                                    4.08
----------------------------------------------------------------------------------------------------------------------------
2/5/97* through 7/31/00                                                                                               5.87
----------------------------------------------------------------------------------------------------------------------------

CUMULATIVE TOTAL RETURN -- SELECT INCOME PORTFOLIO
 ...............................................................................

2/5/97* through 7/31/00                                                                                             22.01%
----------------------------------------------------------------------------------------------------------------------------

  +  IT IS THE SELECT INCOME PORTFOLIO'S POLICY TO DISTRIBUTE
     DIVIDENDS AND CAPITAL GAINS, IF ANY, ANNUALLY.
 ++  TOTAL RETURN IS NOT ANNUALIZED, AS IT MAY NOT BE
     REPRESENTATIVE OF THE TOTAL RETURN FOR THE YEAR.
  *  COMMENCEMENT OF OPERATIONS.

THE SELECT HIGH GROWTH PORTFOLIO
SCHEDULE OF INVESTMENTS (UNAUDITED)                                JULY 31, 2000
 ...............................................................................

  SHARES                        DESCRIPTION                                     VALUE
-------------------------------------------------------------------------------------------
UNDERLYING FUNDS -- 98.7%
   193,364   Smith Barney Aggressive Growth Fund Inc.                         $ 19,746,342
   562,634   Smith Barney Equity Funds - Smith Barney Large Cap Blend
               Fund                                                              8,872,751
   546,203   Smith Barney Funds, Inc. - Large Cap Value Fund                     9,176,227
 1,847,985   Smith Barney Income Funds - Smith Barney High Income Fund          17,481,947
 1,405,921   Smith Barney Investment Funds, Inc. - Smith Barney
               Hansberger Global Value Fund                                     17,939,562
   962,522   Smith Barney Investment Funds, Inc. - Smith Barney Peachtree
               Growth Fund (a)                                                  17,469,792
   602,564   Smith Barney Investment Funds, Inc. - Smith Barney Small
               Capitalization Growth Fund                                        9,297,564
   691,405   Smith Barney Investment Trust - Smith Barney Large
               Capitalization Growth Fund                                       17,969,627
   406,460   Smith Barney Investment Trust - Smith Barney Mid Cap Core
               Fund (b)                                                          9,332,331
 2,595,112   Smith Barney Small Cap Core Fund, Inc. (c)                         35,708,752
   687,504   Smith Barney World Funds, Inc. - International All Cap
               Growth Fund (d)                                                  17,826,987
-------------------------------------------------------------------------------------------
             TOTAL UNDERLYING FUNDS (Cost -- $162,649,941)                     180,821,882
-------------------------------------------------------------------------------------------

   FACE
  AMOUNT                             DESCRIPTION                                 VALUE
-------------------------------------------------------------------------------------------
REPURCHASE AGREEMENT -- 1.3%
$2,470,000   Morgan Stanley Dean Witter & Co., 6.530% due 8/1/00;
             Proceeds at maturity -- $2,470,448;
             (Fully collateralized by U.S. Treasury Notes, 4.500% to
             6.375% due 8/15/00 to 2/15/07;
             Market value -- $2,475,150) (Cost -- $2,470,000)                    2,470,000
-------------------------------------------------------------------------------------------
             TOTAL INVESTMENTS -- 100% (Cost -- $165,119,941*)                $183,291,882
-------------------------------------------------------------------------------------------

(a)  FORMERLY KNOWN AS SMITH BARNEY INVESTMENT FUNDS, INC. -
     CONCERT PEACHTREE GROWTH FUND.
(b)  FORMERLY KNOWN AS SMITH BARNEY INVESTMENT TRUST - SMITH
     BARNEY MID CAP BLEND FUND.
(c)  FORMERLY KNOWN AS SMITH BARNEY SMALL CAP BLEND FUND, INC.
(d)  FORMERLY KNOWN AS SMITH BARNEY WORLD FUNDS, INC. -
     INTERNATIONAL EQUITY PORTFOLIO.
  *  AGGREGATE COST FOR FEDERAL INCOME TAX PURPOSES IS
     SUBSTANTIALLY THE SAME.

                       SEE NOTES TO FINANCIAL STATEMENTS.

THE SELECT GROWTH PORTFOLIO
SCHEDULE OF INVESTMENTS (UNAUDITED)                                JULY 31, 2000
 ...............................................................................

  SHARES                             DESCRIPTION                                 VALUE
-------------------------------------------------------------------------------------------
UNDERLYING FUNDS -- 99.0%
   153,113   Smith Barney Aggressive Growth Fund Inc.                         $ 15,635,914
 1,629,673   Smith Barney Equity Funds - Smith Barney Large Cap Blend
               Fund                                                             25,699,958
 1,591,510   Smith Barney Funds, Inc. - Large Cap Value Fund                    26,737,371
 2,671,593   Smith Barney Income Funds - Smith Barney High Income Fund          25,273,279
 2,982,664   Smith Barney Investment Funds, Inc. - Smith Barney
               Government Securities Fund                                       27,112,419
 1,018,438   Smith Barney Investment Funds, Inc. - Smith Barney
               Hansberger Global Value Fund                                     12,995,281
 2,403,366   Smith Barney Investment Funds, Inc. - Smith Barney
               Investment Grade Bond Fund                                       27,326,278
 1,390,381   Smith Barney Investment Funds, Inc. - Smith Barney Peachtree
               Growth Fund (a)                                                  25,235,426
   896,210   Smith Barney Investment Funds, Inc. - Smith Barney Small Cap
               Growth Fund                                                      13,828,532
   505,739   Smith Barney Investment Trust - Smith Barney Large
               Capitalization Growth Fund                                       13,144,176
   621,386   Smith Barney Investment Trust - Smith Barney Mid Cap Core
               Fund (b)                                                         14,267,034
   950,018   Smith Barney Small Cap Core Fund, Inc. (c)                         13,072,255
   997,124   Smith Barney World Funds, Inc. - International All Cap
               Growth Fund (d)                                                  25,855,428
-------------------------------------------------------------------------------------------
             TOTAL UNDERLYING FUNDS (Cost -- $253,158,805)                     266,183,351
-------------------------------------------------------------------------------------------

   FACE
  AMOUNT                             DESCRIPTION                                 VALUE
-------------------------------------------------------------------------------------------
REPURCHASE AGREEMENT -- 1.0%
$2,803,000   Morgan Stanley Dean Witter & Co., 6.530% due 8/1/00;
             Proceeds at maturity -- $2,803,508;
             (Fully collateralized by U.S. Treasury Notes, 4.500% to
             6.375% due 8/15/00 to 2/15/07;
             Market value -- $2,808,844) (Cost -- $2,803,000)                    2,803,000
-------------------------------------------------------------------------------------------
             TOTAL INVESTMENTS -- 100% (Cost -- $255,961,805*)                $268,986,351
-------------------------------------------------------------------------------------------

(a) FORMERLY KNOWN AS SMITH BARNEY INVESTMENT FUNDS, INC. - CONCERT PEACHTREE GROWTH FUND.
(b) FORMERLY KNOWN AS SMITH BARNEY INVESTMENT TRUST - SMITH BARNEY MID CAP BLEND FUND.
(c)  FORMERLY KNOWN AS SMITH BARNEY SMALL CAP BLEND FUND, INC.
(d) FORMERLY KNOWN AS SMITH BARNEY WORLD FUNDS, INC. - INTERNATIONAL EQUITY PORTFOLIO.
  *  AGGREGATE COST IS SUBSTANTIALLY THE SAME FOR FEDERAL INCOME
     TAX PURPOSES.

                       SEE NOTES TO FINANCIAL STATEMENTS.

THE SELECT BALANCED PORTFOLIO

SCHEDULE OF INVESTMENTS (UNAUDITED)                                JULY 31, 2000
 ...............................................................................

  SHARES                             DESCRIPTION                                 VALUE
-------------------------------------------------------------------------------------------
UNDERLYING FUNDS -- 98.4%
 1,390,370   Smith Barney Appreciation Fund Inc.                              $ 20,911,171
   650,655   Smith Barney Equity Funds - Smith Barney Large Cap Blend
               Fund                                                             10,260,833
 1,408,766   Smith Barney Fundamental Value Fund Inc.                           21,849,971
   628,825   Smith Barney Funds, Inc. - Large Cap Value Fund                    10,564,270
 2,418,324   Smith Barney Funds, Inc. - Short-Term High Grade Bond Fund          9,649,115
 1,347,844   Smith Barney Income Funds - Smith Barney Convertible Fund          21,039,853
 4,451,105   Smith Barney Income Funds - Smith Barney Diversified
               Strategic Income Fund                                            32,047,957
 1,169,249   Smith Barney Income Funds - Smith Barney Premium Total
               Return Fund                                                      20,789,256
 2,358,721   Smith Barney Investment Funds, Inc. - Smith Barney
               Government Securities Fund                                       21,440,779
 1,777,133   Smith Barney Managed Governments Fund Inc.                         21,378,921
   994,076   Smith Barney World Funds, Inc. - Global Government Bond
               Portfolio                                                        10,726,088
   401,692   Smith Barney World Funds, Inc. - International All Cap
               Growth Fund (a)                                                  10,415,885
-------------------------------------------------------------------------------------------
             TOTAL UNDERLYING FUNDS (Cost -- $213,463,442)                     211,074,099
-------------------------------------------------------------------------------------------

   FACE
  AMOUNT                             DESCRIPTION                                 VALUE
-------------------------------------------------------------------------------------------
REPURCHASE AGREEMENT -- 1.6%
$3,476,000   Morgan Stanley Dean Witter & Co., 6.530% due 8/1/00;
             Proceeds at maturity -- $3,476,630;
             (Fully collateralized by U.S. Treasury Notes, 4.500% to
             6.375% due 8/15/00 to 2/15/07;
             Market value -- $3,483,248) (Cost -- $3,476,000)                    3,476,000
-------------------------------------------------------------------------------------------
             TOTAL INVESTMENTS -- 100% (Cost -- $216,939,442*)                $214,550,099
-------------------------------------------------------------------------------------------

(a)  FORMERLY KNOWN AS SMITH BARNEY WORLD FUNDS, INC. -
     INTERNATIONAL EQUITY PORTFOLIO.
  *  AGGREGATE COST IS SUBSTANTIALLY THE SAME FOR FEDERAL INCOME
     TAX PURPOSES.

                       SEE NOTES TO FINANCIAL STATEMENTS.

THE SELECT CONSERVATIVE PORTFOLIO

SCHEDULE OF INVESTMENTS (UNAUDITED)                                JULY 31, 2000
 ...............................................................................

  SHARES                             DESCRIPTION                                 VALUE
------------------------------------------------------------------------------------------
UNDERLYING FUNDS -- 99.2%
   323,042   Smith Barney Appreciation Fund Inc.                              $ 4,858,563
   175,594   Smith Barney Fundamental Value Fund Inc.                           2,723,478
   586,807   Smith Barney Funds, Inc. - Short-Term High Grade Bond Fund         2,341,360
   334,660   Smith Barney Income Funds - Smith Barney Convertible Fund          5,224,053
 1,429,188   Smith Barney Income Funds - Smith Barney Diversified
               Strategic Income Fund                                           10,290,155
   532,873   Smith Barney Income Funds - Smith Barney High Income Fund          5,040,983
   141,252   Smith Barney Income Funds - Smith Barney Premium Total
               Return Fund                                                      2,511,467
   568,349   Smith Barney Investment Funds, Inc. - Smith Barney
               Government Securities Fund                                       5,166,297
   192,565   Smith Barney Investment Funds, Inc. - Smith Barney
               Hansberger Global Value Fund                                     2,457,139
   643,313   Smith Barney Managed Governments Fund Inc.                         7,739,063
   242,779   Smith Barney World Funds, Inc. - Global Government Bond
               Portfolio                                                        2,619,595
------------------------------------------------------------------------------------------
             TOTAL UNDERLYING FUNDS (Cost -- $52,852,310)                      50,972,153
------------------------------------------------------------------------------------------

   FACE
  AMOUNT                             DESCRIPTION                                 VALUE
------------------------------------------------------------------------------------------
REPURCHASE AGREEMENT -- 0.8%
  $401,000   Morgan Stanley Dean Witter & Co., 6.530% due 8/1/00;
             Proceeds at maturity -- $401,073;
             (Fully collateralized by U.S. Treasury Notes, 4.500% to
             6.375% due 8/15/00 to 2/15/07;
             Market value -- $411,125) (Cost -- $401,000)                         401,000
------------------------------------------------------------------------------------------
             TOTAL INVESTMENTS -- 100% (Cost -- $53,253,310*)                 $51,373,153
------------------------------------------------------------------------------------------

  *  AGGREGATE COST FOR FEDERAL INCOME TAX PURPOSES IS
     SUBSTANTIALLY THE SAME.

                       SEE NOTES TO FINANCIAL STATEMENTS.

THE SELECT INCOME PORTFOLIO

SCHEDULE OF INVESTMENTS (UNAUDITED)                                JULY 31, 2000
 ...............................................................................

 SHARES                            DESCRIPTION                                 VALUE
----------------------------------------------------------------------------------------
UNDERLYING FUNDS -- 100.0%
  67,950   Smith Barney Appreciation Fund Inc.                              $ 1,021,979
 512,981   Smith Barney Funds, Inc. - Short-Term High Grade Bond Fund         2,046,798
  67,592   Smith Barney Income Funds - Smith Barney Convertible Fund          1,055,121
 587,248   Smith Barney Income Funds - Smith Barney Diversified
             Strategic Income Fund                                            4,228,191
 440,718   Smith Barney Income Funds - Smith Barney High Income Fund          4,169,201
  57,667   Smith Barney Income Funds - Smith Barney Premium Total
             Return Fund                                                      1,025,324
 351,833   Smith Barney Investment Funds, Inc. - Smith Barney
             Government Securities Fund                                       3,198,169
 354,516   Smith Barney Managed Governments Fund Inc.                         4,264,838
----------------------------------------------------------------------------------------
           TOTAL INVESTMENTS -- 100% (Cost -- $22,542,400*)                 $21,009,621
----------------------------------------------------------------------------------------

  *  AGGREGATE COST FOR FEDERAL INCOME TAX PURPOSES IS
     SUBSTANTIALLY THE SAME.

                       SEE NOTES TO FINANCIAL STATEMENTS.

STATEMENTS OF ASSETS AND LIABILITIES (UNAUDITED)                   JULY 31, 2000
 ...............................................................................

                                              SELECT          SELECT          SELECT          SELECT         SELECT
                                           HIGH GROWTH        GROWTH         BALANCED      CONSERVATIVE      INCOME
                                            PORTFOLIO       PORTFOLIO       PORTFOLIO       PORTFOLIO       PORTFOLIO
----------------------------------------------------------------------------------------------------------------------
ASSETS:
   Investments, at cost                    $165,119,941    $255,961,805    $216,939,442    $53,253,310     $22,542,400
----------------------------------------------------------------------------------------------------------------------
   Investments, at value                   $183,291,882    $268,986,351    $214,550,099    $51,373,153     $21,009,621
   Cash                                             884             184             656            387          30,720
   Dividends and interest receivable                448             508          23,220          5,555           5,059
   Receivable from manager                           --              --              --             --           7,742
----------------------------------------------------------------------------------------------------------------------
   TOTAL ASSETS                             183,293,214     268,987,043     214,573,975     51,379,095      21,053,142
----------------------------------------------------------------------------------------------------------------------
LIABILITIES:
   Accrued expenses                             195,310         334,409         290,920         99,080              --
----------------------------------------------------------------------------------------------------------------------
   TOTAL LIABILITIES                            195,310         334,409         290,920         99,080              --
----------------------------------------------------------------------------------------------------------------------
TOTAL NET ASSETS                           $183,097,904    $268,652,634    $214,283,055    $51,280,015     $21,053,142
----------------------------------------------------------------------------------------------------------------------
NET ASSETS:
   Par value of capital shares             $     12,547    $     20,531    $     18,194    $     4,578     $     1,971
   Capital paid in excess of par value      163,451,590     253,605,981     211,041,579     51,923,597      22,275,328
   Undistributed net investment income        2,138,234       3,683,473       3,821,482      1,324,449         699,471
   Accumulated net realized gain (loss)
     from security transactions                (676,408)     (1,681,897)      1,791,143        (92,452)       (390,849)
   Net unrealized appreciation
     (depreciation)
     of investments                          18,171,941      13,024,546      (2,389,343)    (1,880,157)     (1,532,779)
----------------------------------------------------------------------------------------------------------------------
TOTAL NET ASSETS                           $183,097,904    $268,652,634    $214,283,055    $51,280,015     $21,053,142
----------------------------------------------------------------------------------------------------------------------
SHARES OUTSTANDING                           12,546,752      20,530,658      18,193,511      4,577,940       1,971,323
----------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE                                  $14.59          $13.09          $11.78         $11.20          $10.68
----------------------------------------------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS.

STATEMENTS OF OPERATIONS (UNAUDITED)      FOR THE SIX MONTHS ENDED JULY 31, 2000
 ...............................................................................

                                                   SELECT         SELECT         SELECT          SELECT         SELECT
                                                HIGH GROWTH       GROWTH        BALANCED      CONSERVATIVE      INCOME
                                                 PORTFOLIO       PORTFOLIO      PORTFOLIO      PORTFOLIO       PORTFOLIO
-------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
   Income distributions from Underlying Funds   $   927,054     $ 3,143,251    $ 3,932,465    $ 1,371,755     $   725,669
   Short-term capital gains from Underlying
     Funds                                        1,445,601         911,657        197,087         37,764           7,943
   Interest                                          68,423          83,171         51,323          5,853           3,386
-------------------------------------------------------------------------------------------------------------------------
   TOTAL INVESTMENT INCOME                        2,441,078       4,138,079      4,180,875      1,415,372         736,998
-------------------------------------------------------------------------------------------------------------------------
EXPENSES:
   Other Expenses                                   302,679         454,560        358,517         90,878          37,513
-------------------------------------------------------------------------------------------------------------------------
   TOTAL EXPENSES                                   302,679         454,560        358,517         90,878          37,513
-------------------------------------------------------------------------------------------------------------------------
NET INVESTMENT INCOME                             2,138,399       3,683,519      3,822,358      1,324,494         699,485
-------------------------------------------------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN (LOSS) ON
INVESTMENTS (NOTE 3):
   Realized Gain (Loss) From:
       Security transactions                     (1,526,909)     (2,567,706)          (122)      (370,224)       (289,031)
       Capital gain distributions from
         Underlying Funds                           916,478         941,779      1,807,378        278,473          84,337
-------------------------------------------------------------------------------------------------------------------------
   NET REALIZED GAIN (LOSS)                        (610,431)     (1,625,927)     1,807,256        (91,751)       (204,694)
-------------------------------------------------------------------------------------------------------------------------
   Change in Net Unrealized Appreciation
     (Depreciation)of Investments:
       Beginning of period                       18,858,386      14,000,232     (5,499,454)    (2,903,168)     (1,798,420)
       End of period                             18,171,941      13,024,546     (2,389,343)    (1,880,157)     (1,532,779)
-------------------------------------------------------------------------------------------------------------------------
   CHANGE IN NET UNREALIZED
    APPRECIATION (DEPRECIATION)                    (686,445)       (975,686)     3,110,111      1,023,011         265,641
-------------------------------------------------------------------------------------------------------------------------
NET GAIN (LOSS) ON INVESTMENTS                   (1,296,876)     (2,601,613)     4,917,367        931,260          60,947
-------------------------------------------------------------------------------------------------------------------------
INCREASE IN NET ASSETS FROM OPERATIONS          $   841,523     $ 1,081,906    $ 8,739,725    $ 2,255,754     $   760,432
-------------------------------------------------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS.

STATEMENTS OF CHANGES IN NET ASSETS (UNAUDITED)    FOR THE SIX MONTHS ENDED JULY
31, 2000
 ...............................................................................

                                                SELECT          SELECT          SELECT          SELECT         SELECT
                                             HIGH GROWTH        GROWTH         BALANCED      CONSERVATIVE      INCOME
                                              PORTFOLIO       PORTFOLIO       PORTFOLIO       PORTFOLIO       PORTFOLIO
------------------------------------------------------------------------------------------------------------------------
OPERATIONS:
   Net investment income                     $  2,138,399    $  3,683,519    $  3,822,358    $  1,324,494    $   699,485
   Net realized gain (loss)                      (610,431)     (1,625,927)      1,807,256         (91,751)      (204,694)
   Change in net unrealized
     appreciation (depreciation)                 (686,445)       (975,686)      3,110,111       1,023,011        265,641
------------------------------------------------------------------------------------------------------------------------
   INCREASE IN NET ASSETS FROM OPERATIONS         841,523       1,081,906       8,739,725       2,255,754        760,432
------------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
   Net investment income                       (4,616,762)     (7,137,371)     (6,670,680)     (2,633,071)    (1,407,834)
   Net realized gains                          (4,178,996)     (8,295,986)     (8,432,875)     (1,075,516)      (232,835)
------------------------------------------------------------------------------------------------------------------------
   DECREASE IN NET ASSETS FROM
    DISTRIBUTIONS TO SHAREHOLDERS              (8,795,758)    (15,433,357)    (15,103,555)     (3,708,587)    (1,640,669)
------------------------------------------------------------------------------------------------------------------------
FUND SHARE TRANSACTIONS (NOTE 5):
   Net proceeds from sale of shares            41,760,201      37,349,709      20,417,122       3,221,481      1,316,508
   Net asset value of shares issued for
     reinvestment of dividends                  4,616,762      15,433,357      15,103,555       3,708,587      1,640,485
   Cost of shares reacquired                   (3,357,975)     (5,806,501)     (7,795,767)    (10,610,945)    (4,300,706)
------------------------------------------------------------------------------------------------------------------------
   INCREASE (DECREASE) IN NET ASSETS FROM
    FUND SHARE TRANSACTIONS                    43,018,988      46,976,565      27,724,910      (3,680,877)    (1,343,713)
------------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS              35,064,753      32,625,114      21,361,080      (5,133,710)    (2,223,950)
NET ASSETS:
   Beginning of period                        148,033,151     236,027,520     192,921,975      56,413,725     23,277,092
------------------------------------------------------------------------------------------------------------------------
   END OF PERIOD*                            $183,097,904    $268,652,634    $214,283,055    $ 51,280,015    $21,053,142
------------------------------------------------------------------------------------------------------------------------
 *Includes undistributed net
   investment income of:                       $2,138,234      $3,683,473      $3,821,482      $1,324,449       $699,471
------------------------------------------------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS.

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)   FOR THE YEAR ENDED JANUARY 31,
2000
 ...............................................................................

                                              SELECT          SELECT          SELECT          SELECT         SELECT
                                           HIGH GROWTH        GROWTH         BALANCED      CONSERVATIVE      INCOME
                                            PORTFOLIO       PORTFOLIO       PORTFOLIO       PORTFOLIO       PORTFOLIO
----------------------------------------------------------------------------------------------------------------------
OPERATIONS:
   Net investment income                   $  4,617,216    $  7,138,581    $  6,670,409    $ 2,633,689     $ 1,407,932
   Net realized gain                          4,178,642       8,297,200       8,432,422      1,075,326         119,014
   Change in net unrealized
     appreciation (depreciation)             10,873,783       3,658,340      (7,271,112)    (2,717,439)     (1,713,642)
----------------------------------------------------------------------------------------------------------------------
   INCREASE (DECREASE) IN NET ASSETS FROM
    OPERATIONS                               19,669,641      19,094,121       7,831,719        991,576        (186,696)
----------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
   Net investment income                       (513,766)     (1,845,631)     (3,039,821)    (1,173,394)       (681,850)
   Net realized gains                        (1,277,582)     (2,379,175)     (3,405,269)      (549,268)       (132,281)
----------------------------------------------------------------------------------------------------------------------
   DECREASE IN NET ASSETS FROM
    DISTRIBUTIONS TO SHAREHOLDERS            (1,791,348)     (4,224,806)     (6,445,090)    (1,722,662)       (814,131)
----------------------------------------------------------------------------------------------------------------------
FUND SHARE TRANSACTIONS (NOTE 5):
   Net proceeds from sale of shares          58,280,900      96,213,993      67,914,440     24,895,726      11,268,070
   Net asset value of shares issued for
     reinvestment of dividends                1,791,348       4,224,806       6,445,090      1,722,662         814,131
   Cost of shares reacquired                 (5,697,525)     (9,209,569)    (16,619,702)    (8,288,832)     (8,401,338)
----------------------------------------------------------------------------------------------------------------------
   INCREASE IN NET ASSETS FROM
    FUND SHARE TRANSACTIONS                  54,374,723      91,229,230      57,739,828     18,329,556       3,680,863
----------------------------------------------------------------------------------------------------------------------
INCREASE IN NET ASSETS                       72,253,016     106,098,545      59,126,457     17,598,470       2,680,036
NET ASSETS:
   Beginning of year                         75,780,135     129,928,975     133,795,518     38,815,255      20,597,056
----------------------------------------------------------------------------------------------------------------------
   END OF YEAR*                            $148,033,151    $236,027,520    $192,921,975    $56,413,725     $23,277,092
----------------------------------------------------------------------------------------------------------------------
 *Includes undistributed net
   investment income of:                     $4,616,597      $7,137,325      $6,669,804     $2,633,026      $1,407,820
----------------------------------------------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS.

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
 ...............................................................................
1. SIGNIFICANT ACCOUNTING POLICIES

The Select High Growth, Select Growth, Select Balanced, Select Conservative and Select Income Portfolios ("Portfolios") are separate investment portfolios of the Smith Barney Concert Allocation Series Inc. ("Fund"). The Fund, a Maryland corporation, is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company and consists of these portfolios and six other separate investment portfolios: High Growth, Growth, Balanced, Conservative, Income and Global Portfolios. The Portfolios invest in other mutual funds ("Underlying Funds") managed by SSB Citi Fund Management LLC ("SSBC"), formerly known as SSBC Fund Management Inc., a subsidiary of Salomon Smith Barney Holdings Inc. ("SSBH"), which, in turn, is a subsidiary of Citigroup Inc. ("Citigroup"). Shares of the Portfolios are offered to separate accounts sponsored by certain life insurance companies and qualified pension and retirement plans. The financial statements and financial highlights for the other portfolios are presented in a separate shareholder report.

The significant accounting policies consistently followed by the Fund are:
(a) security transactions are accounted for on trade date; (b) investments in the Underlying Funds are valued at the closing net asset value per share of each Underlying Fund on the day of valuation; (c) dividend income and short-term capital gains from Underlying Funds are recorded on the ex-dividend date as investment income and interest income is recorded on the accrual basis;
(d) long-term capital gains from Underlying Funds are recorded on the ex-dividend date as realized gains; (e) gains or losses on the sale of Underlying Funds are calculated by using the specific identification method;
(f) dividends and distributions to shareholders are recorded on the ex-dividend date; (g) the Fund intends to comply with the applicable provisions of the Internal Revenue Code of 1986, as amended, pertaining to regulated investment companies and to make distributions of taxable income sufficient to relieve it from substantially all Federal income and excise taxes; (h) the character of income and gains to be distributed are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. Net investment income, net realized gains and net assets were not affected by this adjustment; and (i) estimates and assumptions are required to be made regarding assets, liabilities and changes in net assets resulting from operations when financial statements are prepared. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ.

2. MANAGEMENT AGREEMENT AND OTHER TRANSACTIONS
Travelers Investment Adviser, Inc. ("TIA"), another subsidiary of SSBH, acts as the investment manager for the Fund. Each Portfolio pays TIA a monthly fee calculated at an annual rate of 0.35% on the average daily net assets. From this fee all expenses of the Fund are deducted, except for extraordinary expenses. If expenses exceed the 0.35% fee, this amount is paid on behalf of the Fund by TIA.

Citi Fiduciary Trust Company ("CFTC"), formerly known as Smith Barney Private Trust Company, another subsidiary of Citigroup, acts as the Fund's transfer agent and PFPC Global Fund Services ("PFPC") acts as the Fund's sub-transfer agent. CFTC receives account fees and asset-based fees that vary according to the account size and type of account. PFPC is responsible for shareholder recordkeeping and financial processing for all shareholder accounts and is paid by CFTC. During the six months ended July 31, 2000, the Portfolios paid transfer agent fees of $20,833 to CFTC.

All officers and one director of the Fund are employees of Salomon Smith Barney Inc.

3. INVESTMENTS
During the six months ended July 31, 2000, the aggregate cost of purchases and proceeds from sales of investments (including maturities, but excluding short-term securities) were as follows:

PORTFOLIO                                        PURCHASES        SALES
----------------------------------------------------------------------------
Select High Growth                              $44,402,007    $ 7,597,902
Select Growth                                    47,880,456     11,708,963
Select Balanced                                  16,879,733             --
Select Conservative                                 545,692      6,576,789
Select Income                                       229,396      2,682,548
----------------------------------------------------------------------------

 ...............................................................................

At July 31, 2000, the aggregate gross unrealized appreciation and depreciation of investments for Federal income tax purposes were substantially as follows:

                                                                           NET UNREALIZED
                                                                            APPRECIATION
PORTFOLIO                                  APPRECIATION    DEPRECIATION    (DEPRECIATION)
-----------------------------------------------------------------------------------------
Select High Growth                         $23,378,679     $ (5,206,738)     $18,171,941
Select Growth                               25,960,811      (12,936,265)      13,024,546
Select Balanced                              7,838,907      (10,228,250)      (2,389,343)
Select Conservative                          1,119,212       (2,999,369)      (1,880,157)
Select Income                                    8,786       (1,541,565)      (1,532,779)
-----------------------------------------------------------------------------------------

4. REPURCHASE AGREEMENTS
The Portfolios purchase (and their custodian takes possession of ) U.S. government securities from banks and security dealers subject to agreements to resell the securities to sellers at a future date (generally, the next business day) at an agreed-upon higher repurchase price. The Portfolios require continual maintenance of the market value of the collateral (plus accrued interest) in amounts at least equal to the repurchase price.

5. CAPITAL SHARES
At July 31, 2000, the Fund had 5.5 billion shares of capital stock authorized with a par value of $0.001 per share. Transactions in shares for each portfolio were as follows:

                                                              SIX MONTHS ENDED       YEAR ENDED
                                                               JULY 31, 2000      JANUARY 31, 2000
--------------------------------------------------------------------------------------------------
SELECT HIGH GROWTH PORTFOLIO
  Shares sold                                                     2,677,198           4,226,369
  Shares issued on reinvestment                                     319,720             131,620
  Shares reacquired                                                (213,501)           (414,964)
--------------------------------------------------------------------------------------------------
  NET INCREASE                                                    2,783,417           3,943,025
--------------------------------------------------------------------------------------------------
SELECT GROWTH PORTFOLIO
  Shares sold                                                     2,646,028           7,386,057
  Shares issued on reinvestment                                   1,187,181             328,523
  Shares reacquired                                                (410,314)           (703,458)
--------------------------------------------------------------------------------------------------
  NET INCREASE                                                    3,422,895           7,011,122
--------------------------------------------------------------------------------------------------
SELECT BALANCED PORTFOLIO
  Shares sold                                                     1,626,364           5,623,593
  Shares issued on reinvestment                                   1,285,409             544,349
  Shares reacquired                                                (623,011)         (1,372,026)
--------------------------------------------------------------------------------------------------
  NET INCREASE                                                    2,288,762           4,795,916
--------------------------------------------------------------------------------------------------

 ...............................................................................
                                           SIX MONTHS ENDED       YEAR ENDED
                                            JULY 31, 2000      JANUARY 31, 2000
-------------------------------------------------------------------------------
SELECT CONSERVATIVE PORTFOLIO
  Shares sold                                    270,313           2,128,330
  Shares issued on reinvestment                  331,420             150,320
  Shares reacquired                             (901,642)           (714,607)
-------------------------------------------------------------------------------
  NET INCREASE (DECREASE)                       (299,909)          1,564,043
-------------------------------------------------------------------------------
SELECT INCOME PORTFOLIO
  Shares sold                                    115,998             986,630
  Shares issued on reinvestment                  153,602              73,213
  Shares reacquired                             (380,706)           (744,458)
-------------------------------------------------------------------------------
  NET INCREASE (DECREASE)                       (111,106)            315,385
-------------------------------------------------------------------------------

                     (This page intentionally left blank.)

FINANCIAL HIGHLIGHTS
 ................................................................................
FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH YEAR ENDED JANUARY 31, EXCEPT WHERE NOTED:

SELECT HIGH GROWTH PORTFOLIO                              2000(1)(2)         2000(2)        1999(2)       1998(2)(3)
----------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                       $  15.16         $  13.02         $ 11.06        $ 10.00
----------------------------------------------------------------------------------------------------------------------
INCOME (LOSS) FROM OPERATIONS:
   Net investment income(4)                                    0.19             0.60            0.13           0.26
   Net realized and unrealized gain (loss)                    (0.02)            1.78            1.94           0.80
----------------------------------------------------------------------------------------------------------------------
Total Income From Operations                                   0.17             2.38            2.07           1.06
----------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTION FROM:
   Net investment income                                      (0.39)           (0.07)          (0.07)            --
   Net realized gains                                         (0.35)           (0.17)          (0.04)            --
----------------------------------------------------------------------------------------------------------------------
Total Distributions                                           (0.74)           (0.24)          (0.11)            --
----------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                             $  14.59         $  15.16         $ 13.02        $ 11.06
----------------------------------------------------------------------------------------------------------------------
TOTAL RETURN                                                   1.17%++         18.46%          18.79%         10.60%++
----------------------------------------------------------------------------------------------------------------------
NET ASSETS, END OF PERIOD (000'S)                          $183,098         $148,033         $75,780        $27,071
----------------------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS:
   Expenses                                                    0.35%+           0.35%           0.35%          0.35%+
   Net investment income                                       2.48+            4.30            1.08           2.41+
----------------------------------------------------------------------------------------------------------------------
PORTFOLIO TURNOVER RATE                                           4%               0%             19%            43%
----------------------------------------------------------------------------------------------------------------------

(1)  FOR THE SIX MONTHS ENDED JULY 31, 2000 (UNAUDITED).
(2)  PER SHARE AMOUNTS HAVE BEEN CALCULATED USING THE MONTHLY
     AVERAGE SHARES METHOD.
(3)  FOR THE PERIOD FROM FEBRUARY 5, 1997 (COMMENCEMENT OF
     OPERATIONS) TO JANUARY 31, 1998.
(4)  NET INVESTMENT INCOME PER SHARE INCLUDES SHORT-TERM CAPITAL
     GAIN DISTRIBUTIONS FROM UNDERLYING FUNDS.
++   TOTAL RETURN IS NOT ANNUALIZED, AS IT MAY NOT BE
     REPRESENTATIVE OF THE TOTAL RETURN FOR THE YEAR.
 +   ANNUALIZED.

 ...............................................................................

FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH YEAR ENDED JANUARY 31, EXCEPT WHERE NOTED:

SELECT GROWTH PORTFOLIO                                   2000(1)(2)         2000(2)        1999(2)       1998(2)(3)
----------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                       $  13.80         $  12.87        $  11.28        $ 10.00
----------------------------------------------------------------------------------------------------------------------
INCOME (LOSS) FROM OPERATIONS:
   Net investment income(4)                                    0.20             0.51            0.27           0.44
   Net realized and unrealized gain (loss)                    (0.11)            0.72            1.55           0.84
----------------------------------------------------------------------------------------------------------------------
Total Income From Operations                                   0.09             1.23            1.82           1.28
----------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTION FROM:
   Net investment income                                      (0.37)           (0.13)          (0.11)            --
   Net realized gains                                         (0.43)           (0.17)          (0.12)            --
----------------------------------------------------------------------------------------------------------------------
Total Distributions                                           (0.80)           (0.30)          (0.23)            --
----------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                             $  13.09         $  13.80        $  12.87        $ 11.28
----------------------------------------------------------------------------------------------------------------------
TOTAL RETURN                                                   0.68%++          9.72%          16.31%         12.80%++
----------------------------------------------------------------------------------------------------------------------
NET ASSETS, END OF PERIOD (000'S)                          $268,653         $236,028        $129,929        $45,982
----------------------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS:
   Expenses                                                    0.35%+           0.35%           0.35%          0.35%+
   Net investment income                                       2.84+            3.85            2.29           4.11+
----------------------------------------------------------------------------------------------------------------------
PORTFOLIO TURNOVER RATE                                           5%               0%             10%            43%
----------------------------------------------------------------------------------------------------------------------

(1)  FOR THE SIX MONTHS ENDED JULY 31, 2000 (UNAUDITED).
(2)  PER SHARE AMOUNTS HAVE BEEN CALCULATED USING THE MONTHLY
     AVERAGE SHARES METHOD.
(3)  FOR THE PERIOD FROM FEBRUARY 5, 1997 (COMMENCEMENT OF
     OPERATIONS) TO JANUARY 31, 1998.
(4)  NET INVESTMENT INCOME PER SHARE INCLUDES SHORT-TERM CAPITAL
     GAIN DISTRIBUTIONS FROM UNDERLYING FUNDS.
++   TOTAL RETURN IS NOT ANNUALIZED, AS IT MAY NOT BE
     REPRESENTATIVE OF THE TOTAL RETURN FOR THE YEAR.
 +   ANNUALIZED.

 ...............................................................................

FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH YEAR ENDED JANUARY 31, EXCEPT WHERE NOTED:

SELECT BALANCED PORTFOLIO                               2000(1)(2)         2000(2)          1999(2)        1998(2)(3)
-----------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                     $  12.13         $  12.04         $  11.28          $ 10.00
-----------------------------------------------------------------------------------------------------------------------
INCOME FROM OPERATIONS:
   Net investment income(4)                                  0.23             0.48             0.42             0.64
   Net realized and unrealized gain                          0.32             0.07             0.66             0.64
-----------------------------------------------------------------------------------------------------------------------
Total Income From Operations                                 0.55             0.55             1.08             1.28
-----------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTION FROM:
   Net investment income                                    (0.40)           (0.22)           (0.16)              --
   Net realized gains                                       (0.50)           (0.24)           (0.16)              --
-----------------------------------------------------------------------------------------------------------------------
Total Distributions                                         (0.90)           (0.46)           (0.32)              --
-----------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                           $  11.78         $  12.13         $  12.04          $ 11.28
-----------------------------------------------------------------------------------------------------------------------
TOTAL RETURN                                                 4.51%++          4.69%            9.76%           12.80%++
-----------------------------------------------------------------------------------------------------------------------
NET ASSETS, END OF PERIOD (000'S)                        $214,283         $192,922         $133,796          $45,071
-----------------------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS:
   Expenses                                                  0.35%+           0.35%            0.35%            0.35%+
   Net investment income                                     3.74+            3.92             3.64             5.89+
-----------------------------------------------------------------------------------------------------------------------
PORTFOLIO TURNOVER RATE                                         0%               0%               7%              19%
-----------------------------------------------------------------------------------------------------------------------

(1)  FOR THE SIX MONTHS ENDED JULY 31, 2000 (UNAUDITED).
(2)  PER SHARE AMOUNTS HAVE BEEN CALCULATED USING THE MONTHLY
     AVERAGE SHARES METHOD.
(3)  FOR THE PERIOD FROM FEBRUARY 5, 1997 (COMMENCEMENT OF
     OPERATIONS) TO JANUARY 31, 1998.
(4)  NET INVESTMENT INCOME PER SHARE INCLUDES SHORT-TERM CAPITAL
     GAIN DISTRIBUTIONS FROM UNDERLYING FUNDS.
++   TOTAL RETURN IS NOT ANNUALIZED, AS IT MAY NOT BE
     REPRESENTATIVE OF THE TOTAL RETURN FOR THE YEAR.
 +   ANNUALIZED.

 ...............................................................................

FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH YEAR ENDED JANUARY 31, EXCEPT WHERE NOTED:

SELECT CONSERVATIVE PORTFOLIO                             2000(1)(2)         2000(2)        1999(2)       1998(2)(3)
----------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                         $11.57           $11.71         $11.30          $10.00
----------------------------------------------------------------------------------------------------------------------
INCOME (LOSS) FROM OPERATIONS:
   Net investment income(4)                                    0.30             0.61           0.60            0.78
   Net realized and unrealized gain (loss)                     0.20            (0.35)          0.08            0.52
----------------------------------------------------------------------------------------------------------------------
Total Income From Operations                                   0.50             0.26           0.68            1.30
----------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTION FROM:
   Net investment income                                      (0.62)           (0.27)         (0.17)             --
   Net realized gains                                         (0.25)           (0.13)         (0.10)             --
----------------------------------------------------------------------------------------------------------------------
Total Distributions                                           (0.87)           (0.40)         (0.27)             --
----------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                               $11.20           $11.57         $11.71          $11.30
----------------------------------------------------------------------------------------------------------------------
TOTAL RETURN                                                   4.32%++          2.19%          6.05%          13.00%++
----------------------------------------------------------------------------------------------------------------------
NET ASSETS, END OF PERIOD (000'S)                           $51,280          $56,414        $38,815         $10,698
----------------------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS:
   Expenses                                                    0.35%+           0.35%          0.35%           0.35%+
   Net investment income                                       5.12+            5.20           5.27            7.24+
----------------------------------------------------------------------------------------------------------------------
PORTFOLIO TURNOVER RATE                                           1%               1%             3%             35%
----------------------------------------------------------------------------------------------------------------------

(1)  FOR THE SIX MONTHS ENDED JULY 31, 2000 (UNAUDITED).
(2)  PER SHARE AMOUNTS HAVE BEEN CALCULATED USING THE MONTHLY
     AVERAGE SHARES METHOD.
(3)  FOR THE PERIOD FROM FEBRUARY 5, 1997 (COMMENCEMENT OF
     OPERATIONS) TO JANUARY 31, 1998.
(4)  NET INVESTMENT INCOME PER SHARE INCLUDES SHORT-TERM CAPITAL
     GAIN DISTRIBUTIONS FROM UNDERLYING FUNDS.
++   TOTAL RETURN IS NOT ANNUALIZED, AS IT MAY NOT BE
     REPRESENTATIVE OF THE TOTAL RETURN FOR THE YEAR.
 +   ANNUALIZED.

 ...............................................................................

FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH YEAR ENDED JANUARY 31, EXCEPT WHERE NOTED:

SELECT INCOME PORTFOLIO                                   2000(1)(2)         2000(2)        1999(2)       1998(2)(3)
----------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                         $11.18           $11.66         $11.29         $10.00
----------------------------------------------------------------------------------------------------------------------
INCOME (LOSS) FROM OPERATIONS:
   Net investment income(4)                                    0.36             0.70           0.74           0.80
   Net realized and unrealized gain (loss)                     0.04            (0.79)         (0.16)          0.49
----------------------------------------------------------------------------------------------------------------------
Total Income (Loss) From Operations                            0.40            (0.09)          0.58           1.29
----------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTION FROM:
   Net investment income                                      (0.77)           (0.33)         (0.15)            --
   Net realized gains                                         (0.13)           (0.06)         (0.06)            --
----------------------------------------------------------------------------------------------------------------------
Total Distributions                                           (0.90)           (0.39)         (0.21)            --
----------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                               $10.68           $11.18         $11.66         $11.29
----------------------------------------------------------------------------------------------------------------------
TOTAL RETURN                                                   3.53%++         (0.75)%         5.18%         12.90%++
----------------------------------------------------------------------------------------------------------------------
NET ASSETS, END OF PERIOD (000'S)                           $21,053          $23,277        $20,597         $4,440
----------------------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS:
   Expenses                                                    0.35%+           0.35%          0.35%          0.35%+
   Net investment income                                       6.55+            6.08           6.45           7.36+
----------------------------------------------------------------------------------------------------------------------
PORTFOLIO TURNOVER RATE                                           1%              11%            14%            11%
----------------------------------------------------------------------------------------------------------------------

(1)  FOR THE SIX MONTHS ENDED JULY 31, 2000 (UNAUDITED).
(2)  PER SHARE AMOUNTS HAVE BEEN CALCULATED USING THE MONTHLY
     AVERAGE SHARES METHOD.
(3)  FOR THE PERIOD FROM FEBRUARY 5, 1997 (COMMENCEMENT OF
     OPERATIONS) TO JANUARY 31, 1998.
(4)  NET INVESTMENT INCOME PER SHARE INCLUDES SHORT-TERM CAPITAL
     GAIN DISTRIBUTIONS FROM UNDERLYING FUNDS.
++   TOTAL RETURN IS NOT ANNUALIZED, AS IT MAY NOT BE
     REPRESENTATIVE OF THE TOTAL RETURN FOR THE YEAR.
 +   ANNUALIZED.

  DIRECTORS
  Walter E. Auch
  Martin Brody
  Armon E. Kamesar
  Stephen E. Kaufman
  H. John Ellis
  Heath B. McLendon, CHAIRMAN

  OFFICERS
  Heath B. McLendon
  CHIEF EXECUTIVE OFFICER

  Lewis E. Daidone
  SENIOR VICE PRESIDENT
  AND TREASURER

  R. Jay Gerken
  VICE PRESIDENT AND
  INVESTMENT OFFICER

  Irving David
  CONTROLLER

  Christina T. Sydor
  SECRETARY

  INVESTMENT MANAGER
  Travelers Investment Adviser, Inc.

  CUSTODIAN
  PFPC Trust Company

  SMITH BARNEY CONCERT
  ALLOCATION SERIES INC.
  388 Greenwich Street
  New York, New York 10013

THIS REPORT IS SUBMITTED FOR THE GENERAL INFORMATION OF THE
OWNERS OF THE SMITH BARNEY CONCERT ALLOCATION SERIES INC.:                                                  [LOGO]
SELECT HIGH GROWTH, SELECT GROWTH, SELECT BALANCED, SELECT
CONSERVATIVE AND SELECT INCOME PORTFOLIOS. IT IS NOT                                             Member NASD, SIPC
AUTHORIZED FOR DISTRIBUTION TO PROSPECTIVE INVESTORS UNLESS                     -C- 2000 Salomon Smith Barney Inc.
ACCOMPANIED OR PRECEDED BY A CURRENT PROSPECTUS FOR THE                                               FD01325 9/00
FUND, WHICH CONTAINS INFORMATION CONCERNING THE FUND'S
INVESTMENT POLICIES, FEES AND EXPENSES, AS WELL AS OTHER
PERTINENT INFORMATION.